UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

Semiannual Report
September 30, 2011

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting www.optimummutualfunds.com or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Table of contents

Disclosure of Fund expenses	1
Security type/sector/country allocations
and top 10 equity holdings	3
Financial statements
Statements of net assets	7
Statements of assets and liabilities	50
Statements of operations	51
Statements of changes in net assets	52
Financial highlights	55
Notes to financial statements	79
Other Fund information	96
About the organization	100

Investments in Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, the views expressed in this report are as of Sept. 30, 2011, and are subject to change at any time. Holdings are as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party trademarks cited are the property of their respective owners.

© 2011 Delaware Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2011 to September 30, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2011 to September 30, 2011.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/11 to
	4/1/11	9/30/11	Ratio	9/30/11*
Actual Fund Return
Class A	$1,000.00	$1,036.60	1.35%	$ 6.87
Class B	1,000.00	1,034.00	2.00%	10.17
Class C	1,000.00	1,034.00	2.00%	10.17
Institutional Class	1,000.00	1,038.50	1.00%	5.10
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.35%	$ 6.81
Class B	1,000.00	1,015.00	2.00%	10.08
Class C	1,000.00	1,015.00	2.00%	10.08
Institutional Class	1,000.00	1,020.00	1.00%	5.05

Optimum International Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/11 to
	4/1/11	9/30/11	Ratio	9/30/11*
Actual Fund Return
Class A	$1,000.00	$836.70	1.75%	$ 8.04
Class B	1,000.00	833.40	2.40%	11.00
Class C	1,000.00	833.50	2.40%	11.00
Institutional Class	1,000.00	838.20	1.40%	6.43
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.25	1.75%	$ 8.82
Class B	1,000.00	1,013.00	2.40%	12.08
Class C	1,000.00	1,013.00	2.40%	12.08
Institutional Class	1,000.00	1,018.00	1.40%	7.06

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(continues)       1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/11 to
	4/1/11	9/30/11	Ratio	9/30/11*
Actual Fund Return
Class A	$1,000.00	$843.90	1.62%	$7.47
Class B	1,000.00	840.90	2.27%	10.45
Class C	1,000.00	840.10	2.27%	10.44
Institutional Class	1,000.00	844.80	1.27%	5.86
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.90	1.62%	$8.17
Class B	1,000.00	1,013.65	2.27%	11.43
Class C	1,000.00	1,013.65	2.27%	11.43
Institutional Class	1,000.00	1,018.65	1.27%	6.41

Optimum Large Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/11 to
	4/1/11	9/30/11	Ratio	9/30/11*
Actual Fund Return
Class A	$1,000.00	$852.40	1.58%	$7.32
Class B	1,000.00	849.30	2.23%	10.31
Class C	1,000.00	849.30	2.23%	10.31
Institutional Class	1,000.00	853.10	1.23%	5.70
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.10	1.58%	$7.97
Class B	1,000.00	1,013.85	2.23%	11.23
Class C	1,000.00	1,013.85	2.23%	11.23
Institutional Class	1,000.00	1,018.85	1.23%	6.21

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Optimum Small-Mid Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/11 to
	4/1/11	9/30/11	Ratio	9/30/11*
Actual Fund Return
Class A	$1,000.00	$788.60	1.90%	$8.50
Class B	1,000.00	786.40	2.55%	11.39
Class C	1,000.00	785.70	2.55%	11.38
Institutional Class	1,000.00	789.90	1.55%	6.94
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,015.50	1.90%	$9.57
Class B	1,000.00	1,012.25	2.55%	12.83
Class C	1,000.00	1,012.25	2.55%	12.83
Institutional Class	1,000.00	1,017.25	1.55%	7.82

Optimum Small-Mid Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/11 to
	4/1/11	9/30/11	Ratio	9/30/11*
Actual Fund Return
Class A	$1,000.00	$756.50	1.80%	$7.90
Class B	1,000.00	753.80	2.45%	10.74
Class C	1,000.00	754.40	2.45%	10.75
Institutional Class	1,000.00	757.70	1.45%	6.37
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.00	1.80%	$9.07
Class B	1,000.00	1,012.75	2.45%	12.33
Class C	1,000.00	1,012.75	2.45%	12.33
Institutional Class	1,000.00	1,017.75	1.45%	7.31

Security type/sector allocations

Optimum Fixed Income Fund
As of September 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of Net Assets
Agency Collateralized Mortgage Obligations	9.65%
Agency Mortgage-Backed Securities	7.24%
Collateralized Debt Obligation	0.12%
Commercial Mortgage-Backed Securities	2.72%
Convertible Bonds	0.94%
Corporate Bonds	36.10%
Banking	7.67%
Basic Industry	3.37%
Brokerage	0.91%
Capital Goods	1.03%
Communications	3.44%
Consumer Cyclical	2.32%
Consumer Non-Cyclical	3.44%
Electric	2.96%
Energy	2.45%
Finance Companies	2.30%
Insurance	1.20%
Natural Gas	2.04%
Real Estate	1.13%
Technology	0.90%
Transportation	0.94%
Municipal Bonds	0.74%
Non-Agency Asset-Backed Securities	0.86%
Non-Agency Collateralized Mortgage Obligations	4.72%
Regional Bonds	1.60%
Securities Sold Short	(0.97%	)
Senior Secured Loans	1.74%
Sovereign Bonds	12.13%
Supranational Banks	0.22%
U.S. Treasury Obligations	7.92%
Common Stock	0.00%
Convertible Preferred Stock	0.10%
Preferred Stock	0.18%
Warrant	0.00%
Short-Term Investments	14.05%
Securities Lending Collateral	2.61%
Total Value of Securities	102.67%
Obligation to Return Securities Lending Collateral	(2.71%	)
Receivables and Other Assets Net of Other Liabilities	0.04%
Total Net Assets	100.00%

(continues)       3

Security type/country/sector allocations

Optimum International Fund
As of September 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/country	of Net Assets
Common Stock by Country	95.62%
Australia	4.83%
Austria	0.04%
Belgium	0.50%
Bermuda	0.28%
Brazil	0.66%
Canada	2.55%
China/Hong Kong	2.78%
Colombia	0.20%
Denmark	0.17%
France	9.99%
Germany	6.10%
Gibraltar	0.04%
India	0.54%
Indonesia	0.18%
Ireland	1.35%
Israel	1.30%
Italy	2.68%
Japan	17.68%
Luxembourg	0.20%
Mexico	0.49%
Netherlands	4.91%
Norway	0.49%
Republic of Korea	1.49%
Singapore	3.07%
South Africa	0.40%
Spain	4.17%
Switzerland	6.24%
Taiwan	1.84%
Thailand	0.25%
United Kingdom	20.02%
United States	0.18%
Exchange-Traded Fund	0.77%
Preferred Stock	0.89%
Short-Term Investments	1.59%
Securities Lending Collateral	8.19%
Total Value of Securities	107.06%
Obligation to Return Securities Lending Collateral	(8.44% )
Receivables and Other Assets Net of Other Liabilities	1.38%
Total Net Assets	100.00%

Common Stock, Exchange-Traded Fund	Percentage
and Preferred Stock by Sector	of Net Assets
Automobiles & Components	2.76%
Banking & Finance	11.12%
Capital Goods	3.08%
Consumer Durables & Apparel	1.95%
Consumer Services	1.67%
Energy	10.97%
Food & Staples Retailing	12.51%
Food, Beverage & Tobacco	4.21%
Insurance	6.98%
Materials	4.79%
Media	1.71%
Pharmaceuticals & Biotechnology	12.04%
Real Estate	1.13%
Semiconductors	2.54%
Technology & Equipment	3.32%
Telecommunication Services	11.37%
Transportation & Shipping	0.90%
Utilities	4.23%
Total	97.28%

Security type/sector allocations and
top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund
As of September 30, 2011
Percentage
Security type/sector	of Net Assets
Common Stock²	95.46%
Consumer Discretionary	25.33%
Consumer Staples	4.79%
Energy	7.48%
Financial Services	6.74%
Healthcare	9.23%
Materials & Processing	6.21%
Producer Durables	10.63%
Technology	25.05%
Convertible Bond	0.04%
Convertible Preferred Stock	0.04%
Exchange-Traded Fund	0.20%
Preferred Stock	0.17%
Short-Term Investments	3.45%
Securities Lending Collateral	6.78%
Total Value of Securities	106.14%
Obligation to Return Securities Lending Collateral	(6.94%	)
Receivables and Other Assets Net of Other Liabilities	0.80%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	6.68%
Amazon.com	3.05%
Google Class A	2.54%
priceline.com	1.59%
Praxair	1.58%
QUALCOMM	1.53%
Baidu ADR	1.51%
McDonald’s	1.47%
NIKE Class B	1.45%
Oracle	1.45%

Optimum Large Cap Value Fund
As of September 30, 2011

Percentage
Security type/sector	of Net Assets
Common Stock	98.16%
Consumer Discretionary	12.20%
Consumer Staples	12.30%
Energy	12.47%
Financials	18.53%
Healthcare	13.29%
Industrials	9.83%
Information Technology	11.71%
Materials	3.29%
Telecommunications	3.56%
Utilities	0.98%
Convertible Preferred Stock	0.09%
Short-Term Investments	1.70%
Securities Lending Collateral	11.92%
Total Value of Securities	111.87%
Obligation to Return Securities Lending Collateral	(12.09%	)
Receivables and Other Assets Net of Other Liabilities	0.22%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Philip Morris International	3.00%
Lockheed Martin	2.92%
Exxon Mobil	2.74%
International Business Machines	2.44%
Chevron	2.23%
TJX	2.12%
Accenture Class A	2.04%
PepsiCo	1.88%
Copa Holdings Class A	1.83%
Altria Group	1.77%

(continues)       5

Security type/sector allocations and
top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund
As of September 30, 2011

Percentage
Security type/sector	of Net Assets
Common Stock	97.08%
Consumer Discretionary	21.29%
Consumer Staples	3.55%
Energy	6.01%
Financial Services	8.24%
Healthcare	15.95%
Materials & Processing	2.93%
Producer Durables	17.05%
Technology	20.78%
Utilities	1.28%
Warrant	0.00%
Short-Term Investments	2.94%
Securities Lending Collateral	24.09%
Total Value of Securities	124.11%
Obligation to Return Securities Lending Collateral	(24.27%)
Receivables and Other Assets Net of Other Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Green Mountain Coffee Roasters	1.77%
Mettler-Toledo International	1.32%
Atwood Oceanics	1.30%
Gen-Probe	1.19%
Diamond Foods	1.15%
Nordson	1.11%
Cadence Design Systems	1.08%
Jabil Circuit	1.06%
Corrections Corp. of America	1.02%
Shutterfly	1.01%

Optimum Small-Mid Cap Value Fund
As of September 30, 2011

Percentage
Security type/sector	of Net Assets
Common Stock	93.73%
Basic Industry	20.97%
Business Services	3.59%
Capital Spending	11.53%
Consumer Cyclical	7.64%
Consumer Services	6.64%
Consumer Staples	3.30%
Energy	5.75%
Financial Services	11.37%
Healthcare	3.18%
Real Estate	1.52%
Technology	15.79%
Transportation	0.89%
Utilities	1.56%
Short-Term Investments	6.56%
Securities Lending Collateral	17.17%
Total Value of Securities	117.46%
Obligation to Return Securities Lending Collateral	(17.28%	)
Other Liabilities Net of Receivables and Other Assets	(0.18%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Hubbell Class B	1.27%
Plexus	1.22%
Kennametal	1.18%
Flextronics International	1.13%
Sanderson Farms	1.05%
Albany International	1.02%
CareFusion	0.97%
Tyco International	0.96%
Dover	0.95%
Collective Brands	0.94%

Statements of net assets

Optimum Fixed Income Fund
September 30, 2011 (Unaudited)

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations – 9.65%
Fannie Mae Grantor Trust
•	Series 1999-T2 A1
	7.50% 1/19/39	USD	22,192	$25,129
	Series 2001-T8 A2
	9.50% 7/25/41		10,558	12,584
	Series 2002-T4 A3
	7.50% 12/25/41		77,854	91,456
	Series 2004-T1 1A2
	6.50% 1/25/44		22,628	25,559
Fannie Mae REMICs
	Series 1996-46 ZA
	7.50% 11/25/26		18,964	21,453
	Series 1999-19 PH
	6.00% 5/25/29		453,703	509,276
	Series 2001-14 Z
	6.00% 5/25/31		33,667	38,187
	Series 2002-90 A1
	6.50% 6/25/42		16,169	18,817
	Series 2002-90 A2
	6.50% 11/25/42		59,499	67,810
	Series 2003-26 AT
	5.00% 11/25/32		1,142,365	1,223,683
	Series 2003-122 AJ
	4.50% 2/25/28		49,340	50,674
	Series 2005-22 HE
	5.00% 10/25/33		740,000	807,191
	Series 2005-29 QD
	5.00% 8/25/33		816,000	889,722
	Series 2005-54 AK
	4.50% 9/25/32		290,327	300,358
	Series 2005-94 YD
	4.50% 8/25/33		1,480,000	1,597,870
	Series 2005-110 MB
	5.50% 9/25/35		422,168	469,211
@^	Series 2007-30 OE
	2.580% 4/25/37		8,967,014	7,678,468
	Series 2008-24 ZA
	5.00% 4/25/38		17,862,198	20,230,721
@•	Series 2009-2 AS
	5.465% 2/25/39		15,347,242	1,698,353
@•	Series 2009-68 SA
	6.515% 9/25/39		1,985,822	322,411
	Series 2009-94 AC
	5.00% 11/25/39		400,000	455,216
	Series 2010-41 PN
	4.50% 4/25/40		475,000	528,115
	Series 2010-96 DC
	4.00% 9/25/25		900,000	967,022
•	Series 2010-123 FE
	0.715% 11/25/40		10,771,391	10,780,977
Fannie Mae Whole Loan
	Series 2004-W4 A5
	5.50% 6/25/34		3,000,000	3,345,469
	Series 2004-W9 2A1
	6.50% 2/25/44		35,219	39,333
	Series 2004-W11 1A2
	6.50% 5/25/44		108,846	124,352
	Series 2004-W15 1A1
	6.00% 8/25/44		163,736	182,054
Freddie Mac REMICs
	Series 1730 Z
	7.00% 5/15/24		116,893	134,127
	Series 2165 PE
	6.00% 6/15/29		476,286	541,559
	Series 2326 ZQ
	6.50% 6/15/31		209,095	242,119
	Series 2557 WE
	5.00% 1/15/18		732,415	804,660
	Series 2662 MA
	4.50% 10/15/31		33,908	34,562
	Series 2755 LE
	4.00% 9/15/30		557,000	573,087
	Series 2762 LG
	5.00% 9/15/32		2,000,000	2,147,797
	Series 2802 NE
	5.00% 2/15/33		700,000	754,759
	Series 2827 TE
	5.00% 4/15/33		1,335,000	1,451,570
	Series 2840 OE
	5.00% 2/15/33		1,800,000	1,937,863
	Series 2864 PE
	5.00% 6/15/33		1,095,000	1,183,220
	Series 2869 BG
	5.00% 7/15/33		224,000	240,097
	Series 2881 TE
	5.00% 7/15/33		1,080,000	1,159,524
	Series 2889 OG
	5.00% 5/15/33		117,000	125,655
	Series 2890 PC
	5.00% 7/15/30		265,000	271,363
	Series 2890 PD
	5.00% 3/15/33		1,265,000	1,368,961
	Series 2893 PD
	5.00% 2/15/33		65,000	70,606
	Series 2915 KD
	5.00% 9/15/33		447,000	484,772
	Series 2938 ND
	5.00% 10/15/33		1,050,000	1,134,273
	Series 2939 PD
	5.00% 7/15/33		665,000	717,307
	Series 2941 XD
	5.00% 5/15/33		2,690,000	2,895,369
	Series 2987 KG
	5.00% 12/15/34		1,430,000	1,564,665
	Series 3022 MB
	5.00% 12/15/28		119,391	121,013
	Series 3131 MC
	5.50% 4/15/33		445,000	480,128

(continues)       7

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICs (continued)
	Series 3143 BC
	5.50% 2/15/36	USD	8,000,000	$9,144,930
	Series 3145 LN
	4.50% 10/15/34		917,072	973,762
	@• Series 3289 SA
	6.521% 3/15/37		5,188,838	687,493
	Series 3337 PB
	5.50% 7/15/30		317,814	320,376
	Series 3476 Z
	5.50% 7/15/38		11,897,804	13,610,470
	Series 3626 MA
	5.00% 2/15/30		2,938,591	3,085,947
	Series 3656 PM
	5.00% 4/15/40		770,000	877,082
w	Freddie Mac Structured Pass
	Through Securities
	Series T-54 2A
	6.50% 2/25/43		28,044	31,286
	Series T-58 2A
	6.50% 9/25/43		14,930	17,288
	GNMA
	@• Series 2007-64 AI
	6.20% 10/20/37		18,488,194	2,512,941
	@• Series 2008-65 SB
	5.70% 8/20/38		6,571,918	794,255
	@• Series 2009-2 SE
	5.90% 1/20/39		17,064,467	1,998,747
	Series 2010-113 KE
	4.50% 9/20/40		1,170,000	1,300,478
	NCUA Guaranteed Notes
	Series 2010-C1 A2
	2.90% 10/29/20		390,000	408,715
Total Agency Collateralized
	Mortgage Obligations
	(cost $96,328,421)			108,704,297

Agency Mortgage-Backed Securities – 7.24%
	Fannie Mae
	5.50% 1/1/13		29,402	30,108
	5.50% 3/1/37		292,123	313,366
	5.50% 7/1/37		978,646	1,049,812
	6.50% 8/1/17		45,090	49,376
•	Fannie Mae ARM
	2.40% 10/1/33		33,500	34,521
	4.998% 8/1/35		64,849	69,268
	5.138% 11/1/35		229,050	243,202
	5.83% 7/1/37		352,193	374,840
	5.967% 8/1/37		331,308	359,311
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33		13,258	14,140
	5.00% 1/1/34		48,761	52,006
	5.00% 2/1/34		26,106	27,843
	5.00% 8/1/34		24,504	26,135
	5.00% 11/1/34		84,701	90,337
	5.00% 4/1/35		101,605	108,366
	5.00% 10/1/35		84,665	90,299
	5.00% 1/1/36		215,325	229,653
	Fannie Mae S.F. 15 yr
	4.00% 7/1/25		1,747,210	1,845,114
	4.00% 8/1/25		2,372,053	2,504,970
	4.00% 11/1/25		2,583,718	2,749,488
	4.50% 8/1/18		373,262	399,835
	4.50% 7/1/20		908,643	973,614
	5.00% 5/1/21		105,283	113,913
	Fannie Mae S.F. 15 yr TBA
	3.50% 10/1/26		5,635,000	5,883,292
	Fannie Mae S.F. 20 yr
	5.50% 7/1/24		408,286	446,908
	5.50% 10/1/24		122,428	134,008
	5.50% 12/1/24		404,513	442,777
	5.50% 8/1/28		1,835,153	1,993,836
	Fannie Mae S.F. 30 yr
	4.00% 7/1/40		1,433,713	1,503,620
	4.00% 10/1/40		176,057	184,767
	4.50% 3/1/39		292,117	310,480
	5.00% 12/1/36		278,673	300,874
	5.00% 12/1/37		193,872	208,924
	5.00% 2/1/38		152,653	164,386
	5.00% 7/1/40		1,332,233	1,435,453
	5.50% 12/1/32		195,488	213,613
	5.50% 7/1/33		635,265	694,364
	5.50% 12/1/33		115,341	126,072
	5.50% 4/1/34		1,509,094	1,649,954
	5.50% 5/1/34		460,938	503,819
	5.50% 6/1/34		582,448	636,270
	5.50% 7/1/34		942,295	1,029,369
	5.50% 2/1/35		2,842,489	3,127,969
	5.50% 9/1/36		1,447,891	1,584,543
	6.00% 8/1/38		862,033	946,943
	6.50% 11/1/33		21,273	23,884
	6.50% 2/1/36		421,389	470,836
	6.50% 3/1/36		666,031	743,353
	6.50% 6/1/36		815,563	910,572
	6.50% 2/1/38		959,864	1,066,599
	7.00% 2/1/38		203,194	233,265
	7.00% 3/1/38		484,537	556,244
	7.50% 3/1/32		1,257	1,474
	7.50% 4/1/32		4,877	5,719
	7.50% 6/1/32		2,069	2,426
	Fannie Mae S.F. 30 yr TBA
	3.50% 10/1/41		2,755,000	2,830,332
	3.50% 12/1/41		5,380,000	5,493,485
	4.00% 10/1/41		3,205,000	3,359,241
	5.50% 10/1/41		8,135,000	8,827,607
	6.00% 10/1/41		15,750,000	17,275,781

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
•	Freddie Mac ARM
	2.467% 12/1/33	USD	94,788	$98,750
	2.514% 7/1/36		139,437	147,028
	2.851% 4/1/34		6,004	6,330
	5.498% 2/1/38		785,380	848,900
	5.714% 5/1/37		588,427	625,838
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		1,757	1,872
	Freddie Mac S.F. 15 yr
	4.50% 5/1/20		475,004	508,071
	5.00% 6/1/18		168,915	181,047
	Freddie Mac S.F. 20 yr
	5.50% 10/1/23		308,631	337,247
	5.50% 8/1/24		72,428	79,144
	Freddie Mac S.F. 30 yr
	5.00% 7/1/38		339,693	364,749
	6.50% 11/1/33		52,252	58,840
	6.50% 1/1/35		265,714	299,659
	6.50% 8/1/38		162,620	180,684
	7.00% 1/1/38		185,323	213,084
	GNMA I S.F. 30 yr
	7.00% 12/15/34		458,356	523,356
	GNMA II 6.00% 4/20/34		24,492	27,477
Total Agency Mortgage-
	Backed Securities
	(cost $79,033,489)			81,574,652

Collateralized Debt Obligation – 0.12%
@•#	Landmark CDO
	Series 2005-1A A1L 144A
	0.626% 6/1/17		1,436,523	1,376,951
Total Collateralized
	Debt Obligation
	(cost $1,377,017)			1,376,951

Commercial Mortgage-Backed Securities – 2.72%
#	American Tower Trust
	Series 2007-1A AFX 144A
	5.42% 4/15/37		420,000	448,553
	BAML Commercial Mortgage
	• Series 2004-3 A5
	5.73% 6/10/39		383,594	412,990
	• Series 2005-1 A5
	5.33% 11/10/42		1,620,000	1,757,787
	• Series 2005-6 A4
	5.367% 9/10/47		1,615,000	1,776,153
	Series 2006-4 A4
	5.634% 7/10/46		1,070,000	1,157,760
•#	Bank of America Large Loan
	Series 2009-UB2 A4AA
	144A 5.805% 2/24/51		2,200,000	2,381,809
	Bear Stearns Commercial
	Mortgage Securities
	• Series 2005-PW10 A4
	5.405% 12/11/40		540,000	584,024
	• Series 2005-T20 A4A
	5.295% 10/12/42		990,000	1,087,726
	• Series 2006-PW12 A4
	5.903% 9/11/38		895,000	982,618
	Series 2007-PW15 A4
	5.331% 2/11/44		630,000	649,907
#	CFCRE Commercial
	Mortgage Trust
	Series 2011-C1 A2 144A
	3.759% 4/15/44		320,000	324,697
•	Citigroup/Deutsche Bank
	Commercial Mortgage
	Trust Series 2005-CD1 A4
	5.398% 7/15/44		400,000	434,009
w	Commercial Mortgage
	Pass Through Certificates
	• Series 2005-C6 A5A
	5.116% 6/10/44		550,000	595,536
	Series 2006-C7 A2
	5.69% 6/10/46		35,336	35,312
	# Series 2010-C1 A1 144A
	3.156% 7/10/46		510,847	515,290
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.595% 2/15/39		122,152	127,500
	# Series 2010-UD1 A 144A
	5.95% 12/18/49		2,200,000	2,451,285
•#	DBUBS Mortgage Trust
	Series 2011-LC1A C 144A
	5.728% 11/10/46		245,000	216,477
	Goldman Sachs Mortgage
	Securities II
	*• Series 2004-GG2 A6
	5.396% 8/10/38		570,000	605,856
	Series 2005-GG4 A4
	4.761% 7/10/39		822,500	866,763
	Series 2005-GG4 A4A
	4.751% 7/10/39		1,215,000	1,289,430
	• Series 2006-GG6 A4
	5.553% 4/10/38		900,000	955,324
	•# Series 2007-GG10 J 144A
	5.984% 8/10/45		1,956,000	391
	# Series 2010-C1 A2 144A
	4.592% 9/1/40		915,000	948,237
	•# Series 2010-C1 C 144A
	5.635% 8/10/43		995,000	880,097
•	Greenwich Capital
	Commercial Funding
	Series 2005-GG5 A5
	5.224% 4/10/37		1,155,000	1,226,166
	Series 2006-GG7 A4
	6.074% 7/10/38		1,140,000	1,227,464

(continues)       9

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	JPMorgan Chase Commercial
	Mortgage Securities
	• Series 2005-LDP5 A4
	5.372% 12/15/44	USD	750,000	$821,795
	Series 2007-LDPX A3
	5.42% 1/15/49		1,140,000	1,181,985
	LB-UBS Commercial
	Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		720,000	753,523
•	Morgan Stanley Capital
	I Series 2007-T27 A4
	5.795% 6/11/42		1,740,000	1,943,790
•#	Morgan Stanley Dean
	Witter Capital I
	Series 2001-TOP1 E 144A
	7.685% 2/15/33		100,000	99,549
#	OBP Depositor Trust
	Series 2010-OBP A 144A
	4.646% 7/15/45		585,000	621,198
#	Timberstar Trust
	Series 2006-1A A 144A
	5.668% 10/15/36		515,000	575,417
#	WF-RBS Commercial
	Mortgage Trust
	Series 2011-C3 A4 144A
	4.375% 3/15/44		730,000	737,518
Total Commercial Mortgage-
	Backed Securities
	(cost $30,458,862)			30,673,936

Convertible Bonds – 0.94%
	AAR 1.75%
	exercise price $29.27,
	expiration date 1/1/26		275,000	266,063
	Advanced Micro
	Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		226,000	222,045
#	Alaska Communications
	Systems Group
	144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		288,000	259,560
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		415,000	385,431
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		233,000	203,875
#	Altra Holdings 144A 2.75%
	exercise price $27.70,
	expiration date 2/27/31		125,000	96,406
*#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		205,000	197,313
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		377,000	258,716
#	BGC Partners 144A 4.50%
	exercise price $9.84,
	expiration date 7/13/16		114,000	103,170
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		264,000	225,390
*#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		175,000	86,188
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		109,000	78,753
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/15/16		264,000	339,900
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		219,000	217,905
#	Gaylord Entertainment
	144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		275,000	279,813
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		152,000	137,560
	Health Care REIT 3.00%
	exercise price $51.16,
	expiration date 11/30/29		343,000	364,009
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		738,000	694,642
#	Home Inns & Hotels
	Management 144A 2.00%
	exercise price $49.37,
	expiration date 12/15/15		94,000	71,440
	Intel 2.95%
	exercise price $30.36,
	expiration date 12/15/35		300,000	305,625
	James River Coal 4.50%
	exercise price $25.78,
	expiration date 12/1/15		145,000	110,925
	Jefferies Group 3.875%
	exercise price $38.35,
	expiration date 11/1/29		367,000	337,181
	L-3 Communications
	Holdings 3.00%
	exercise price $97.79,
	expiration date 8/1/35		181,000	172,855

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
*	Leap Wireless
	International 4.50%
	exercise price $93.21,
	expiration date 7/15/14	USD	404,000	$360,065
	Level 3
	Communications 3.50%
	exercise price $5.46,
	expiration date 6/15/12		481,000	476,791
#	Lexington Realty Trust
	144A 6.00%
	exercise price $7.09,
	expiration date 1/11/30		320,000	364,800
	Linear Technology 3.00%
	exercise price $44.11,
	expiration date 5/1/27		508,000	520,699
	Live Nation
	Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		430,000	388,075
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/10/15		73,000	106,215
	National Retail
	Properties 5.125%
	exercise price $25.39,
	expiration date 6/15/28		415,000	481,919
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17		195,000	163,800
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		550,000	497,749
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12		423,000	418,241
*	Peabody Energy 4.75%
	exercise price $58.31,
	expiration date 12/15/41		52,000	54,080
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		191,000	221,799
*	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		245,000	256,944
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		132,000	171,435
	Transocean
	1.50% exercise price
	$164.19, expiration
	date 12/15/37		205,000	199,619
	* 1.50% exercise price
	$164.19, expiration
	date 12/15/37		190,000	188,338
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		313,000	321,216
Total Convertible Bonds
	(cost $10,798,662)			10,606,550

Corporate Bonds – 36.10%
Banking – 7.67%
	Abbey National Treasury
	Services 4.00% 4/27/16		670,000	619,135
	AgriBank 9.125% 7/15/19		845,000	1,121,789
•#	Banco Bradesco 144A
	2.39% 5/16/14		1,300,000	1,263,660
*#	Banco do Brasil 144A
	6.00% 1/22/20		3,000,000	3,239,999
#	Banco Mercantil
	del Norte 144A
	4.375% 7/19/15		400,000	402,000
	@• 6.862% 10/13/21		520,000	514,800
#	Banco Santander Chile 144A
	3.75% 9/22/15		2,200,000	2,201,518
#	Banco Votorantim 144A
	• 3.363% 3/28/14		2,000,000	1,940,940
	@ 5.25% 2/11/16		2,300,000	2,294,250
#	Bank of Montreal 144A
	2.85% 6/9/15		605,000	639,088
	BB&T 5.25% 11/1/19		1,146,000	1,251,144
	BB&T Capital Trust II
	6.75% 6/7/36		1,310,000	1,349,931
#	Canadian Imperial
	Bank of Commerce
	144A 2.60% 7/2/15		605,000	630,734
	Capital One Capital V
	10.25% 8/15/39		500,000	510,625
	Capital One Financial
	4.75% 7/15/21		350,000	351,256
	Citigroup
	•* 1.696% 1/13/14		500,000	486,971
	• 2.286% 8/13/13		1,000,000	989,675
	4.587% 12/15/15		200,000	205,547
	6.125% 5/15/18		2,400,000	2,577,758
	8.50% 5/22/19		1,800,000	2,177,235
*	City National 5.25% 9/15/20		755,000	747,920
@#	CoBank 144A
	7.875% 4/16/18		570,000	686,638
	Depfa ACS Bank
	3.25% 2/15/12	EUR	3,100,000	4,158,481
	Export-Import Bank of Korea
	5.125% 3/16/15	USD	200,000	210,154
	5.125% 6/29/20		1,500,000	1,528,257
	5.50% 10/17/12		300,000	311,388
	@•# 144A 1.393% 3/13/12		2,500,000	2,499,730
	# 144A 5.25% 2/10/14		820,000	868,369

(continues)       11

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Fifth Third Bancorp
	3.625% 1/25/16	USD	2,060,000	$2,096,295
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		560,000	534,856
	Goldman Sachs Group
	• 0.653% 7/22/15		200,000	178,757
	• 0.746% 1/12/15		700,000	648,647
	• 0.805% 3/22/16		300,000	257,557
	• 1.905% 2/4/13	EUR	800,000	1,024,506
	3.70% 8/1/15	USD	900,000	881,951
	5.15% 1/15/14		2,000,000	2,071,848
	5.25% 7/27/21		485,000	479,366
	5.375% 3/15/20		295,000	293,449
	6.25% 9/1/17		1,100,000	1,147,070
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		300,000	183,000
#	HSBC Bank 144A
	1.625% 8/12/13		2,300,000	2,283,169
	ICICI Bank
	5.50% 3/25/15		2,100,000	2,093,219
	# 144A 5.50% 3/25/15		2,000,000	1,993,542
*	JPMorgan Chase
	4.35% 8/15/21		235,000	237,942
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		1,373,000	1,382,183
	KeyBank 6.95% 2/1/28		1,220,000	1,434,281
	KeyCorp 5.10% 3/24/21		620,000	626,812
	KFW 6.25% 5/19/21	AUD	2,300,000	2,394,966
	Korea Development Bank
	8.00% 1/23/14	USD	1,200,000	1,333,718
•*	Lloyds TSB Bank
	2.603% 1/24/14		2,300,000	2,240,368
	Morgan Stanley
	5.50% 1/26/20		2,900,000	2,666,301
	7.30% 5/13/19		3,000,000	3,096,062
•	National City Bank
	0.703% 6/7/17		325,000	298,073
•#	Nordea Bank 144A
	1.149% 1/14/14		3,000,000	3,016,116
	PNC Bank 6.875% 4/1/18		1,415,000	1,640,834
	PNC Funding
	5.25% 11/15/15		150,000	161,136
	5.625% 2/1/17		195,000	211,961
•#	PNC Preferred Funding
	Trust II 144A
	6.113% 3/29/49		1,600,000	1,192,000
•#	Rabobank 144A
	11.00% 12/29/49		360,000	434,086
•	SunTrust Bank
	0.598% 8/24/15		505,000	461,382
•*	SunTrust Capital VIII
	6.10% 12/15/36		1,195,000	1,186,820
	SVB Financial Group
	5.375% 9/15/20		190,000	197,821
	UBS
	2.25% 1/28/14		1,900,000	1,852,513
	5.875% 12/20/17		2,000,000	2,060,728
	US Bank 4.95% 10/30/14		1,000,000	1,089,166
•	USB Capital IX
	3.50% 10/29/49		2,155,000	1,521,990
•	Wachovia 0.619% 10/15/16		255,000	234,486
	Wachovia Bank
	5.60% 3/15/16		595,000	650,024
*	Wells Fargo 4.60% 4/1/21		460,000	492,647
	Wells Fargo Bank
	4.75% 2/9/15		250,000	260,711
•	Wells Fargo Capital XIII
	7.70% 12/29/49		1,860,000	1,869,300
	Zions Bancorp
	7.75% 9/23/14		150,000	158,238
				86,348,889
Basic Industry – 3.37%
*	AK Steel 7.625% 5/15/20		305,000	268,781
	Alcoa 6.75% 7/15/18		1,725,000	1,850,175
#	Algoma Acquisition 144A
	9.875% 6/15/15		249,000	194,220
	ArcelorMittal
	5.50% 3/1/21		260,000	233,386
	9.85% 6/1/19		1,285,000	1,457,996
	Barrick North America
	Finance 4.40% 5/30/21		975,000	1,001,761
	Celulosa Arauco y
	Constitucion
	5.00% 1/21/21		1,000,000	1,010,318
	* 7.25% 7/29/19		1,100,000	1,285,013
•*#	Cemex 144A
	5.369% 9/30/15		1,031,000	628,910
*#	Cemex Espana Luxembourg
	144A 9.25% 5/12/20		100,000	66,000
#	Cemex Finance 144A
	9.50% 12/14/16		270,000	198,450
	Century Aluminum
	8.00% 5/15/14		279,000	279,000
	CF Industries 7.125% 5/1/20		260,000	296,725
#	CODELCO 144A
	3.75% 11/4/20		332,000	331,707
	Compass Minerals
	International
	8.00% 6/1/19		268,000	281,400
	CSN Resources
	* 6.50% 7/21/20		600,000	631,500
	# 144A 6.50% 7/21/20		3,400,000	3,578,500

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Dow Chemical
	* 4.25% 11/15/20	USD	1,392,000	$1,404,735
	8.55% 5/15/19		1,932,000	2,478,451
#	FMG Resources August 2006
	144A 7.00% 11/1/15		275,000	257,125
	Georgia-Pacific
	8.00% 1/15/24		1,442,000	1,696,339
	# 144A 5.40% 11/1/20		705,000	718,487
	# 144A 8.25% 5/1/16		108,000	119,421
	#Gerdau Trade 144A
	5.75% 1/30/21		4,300,000	4,117,250
	Hexion US Finance
	8.875% 2/1/18		260,000	215,800
	International Paper
	9.375% 5/15/19		900,000	1,101,663
#	Kinross Gold 144A
	5.125% 9/1/21		755,000	750,428
#	Lyondell Chemical 144A
	8.00% 11/1/17		200,000	216,500
#	MacDermid 144A
	9.50% 4/15/17		251,000	233,430
	Mohawk Industries
	6.875% 1/15/16		146,000	151,475
*	Momentive Performance
	Materials 11.50% 12/1/16		350,000	295,750
#	Murray Energy 144A
	10.25% 10/15/15		237,000	227,520
#	Nalco 144A 6.625% 1/15/19		135,000	148,500
	Novelis 8.75% 12/15/20		770,000	758,450
*	Ply Gem Industries
	13.125% 7/15/14		397,000	378,639
=@	Port Townsend
	12.431% 8/27/12		88,352	40,200
	Rio Tinto Finance USA
	3.75% 9/20/21		1,110,000	1,107,880
	Ryerson
	• 7.629% 11/1/14		127,000	118,745
	12.00% 11/1/15		237,000	238,185
	Smurfit Kappa Funding
	7.75% 4/1/15		217,000	209,405
	Steel Dynamics
	7.75% 4/15/16		404,000	399,960
	Teck Resources
	6.25% 7/15/41		590,000	620,862
	9.75% 5/15/14		431,000	511,140
	Vale Overseas
	6.875% 11/10/39		4,400,000	4,774,000
#	Votorantim Cimentos
	144A 7.25% 4/5/41		1,180,000	1,115,100
				37,999,282
Brokerage – 0.91%
	Bear Stearns
	• 5.248% 12/7/12	AUD	2,130,000	2,037,217
	7.25% 2/1/18	USD	2,000,000	2,360,639
	E Trade Financial PIK
	12.50% 11/30/17		370,000	419,025
	Jefferies Group
	6.25% 1/15/36		335,000	304,789
	6.45% 6/8/27		1,146,000	1,104,883
	Lazard Group 6.85% 6/15/17		1,087,000	1,198,315
	Merrill Lynch
	5.45% 2/5/13		500,000	495,671
	6.875% 4/25/18		2,325,000	2,328,866
				10,249,405
Capital Goods – 1.03%
	Anixter 10.00% 3/15/14		101,000	114,383
*	Berry Plastics 9.75% 1/15/21		260,000	222,300
	Case New Holland
	7.75% 9/1/13		163,000	170,743
	Casella Waste Systems
	11.00% 7/15/14		6,000	6,390
	Graham Packaging
	8.25% 10/1/18		75,000	75,750
#	Meccanica Holdings USA
	144A 6.25% 7/15/19		1,305,000	1,274,844
#	Nortek 144A 8.50% 4/15/21		325,000	263,250
#	Plastipak Holdings 144A
	10.625% 8/15/19		201,000	210,045
	Pregis 12.375% 10/15/13		262,000	239,730
*	RBS Global 11.75% 8/1/16		212,000	217,300
	Republic Services
	4.75% 5/15/23		450,000	489,683
	5.70% 5/15/41		75,000	85,282
	TriMas 9.75% 12/15/17		173,000	181,650
	Tyco Electronics Group
	6.00% 10/1/12		4,500,000	4,716,458
	Tyco International Finance
	3.75% 1/15/18		2,200,000	2,345,344
	Waste Management
	2.60% 9/1/16		940,000	943,307
				11,556,459
Communications – 3.44%
	Affinion Group
	7.875% 12/15/18		315,000	244,125
	America Movil
	5.00% 3/30/20		720,000	767,520
	AT&T 3.875% 8/15/21		855,000	881,302
#	Brasil Telecom 144A
	9.75% 9/15/16	BRL	2,398,000	1,165,871
	CenturyLink 6.45% 6/15/21	USD	790,000	733,307

(continues)       13

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Charter Communications
	Operating 144A
	10.875% 9/15/14	USD	360,000	$387,900
	Citizens Communications
	6.25% 1/15/13		78,000	78,585
	Clear Channel
	Communications
	9.00% 3/1/21		150,000	112,125
#	Clearwire Communications
	144A 12.00% 12/1/15		794,000	675,945
#	Columbus International
	144A 11.50% 11/20/14		460,000	455,400
*	Comcast 5.70% 5/15/18		1,000,000	1,157,348
*	Cricket Communications
	7.75% 10/15/20		625,000	545,313
	Crown Castle International
	9.00% 1/15/15		80,000	85,200
#	Crown Castle Towers 144A
	4.883% 8/15/20		1,920,000	2,001,921
	CSC Holdings
	6.75% 4/15/12		1,000	1,020
	Deutsche Telekom
	International Finance
	4.25% 7/13/22	EUR	850,000	1,134,906
#	Digicel 144A 8.25% 9/1/17	USD	100,000	95,000
#	Digicel Group 144A
	8.875% 1/15/15		170,000	162,350
	DIRECTV Holdings
	5.00% 3/1/21		1,325,000	1,404,182
	DISH DBS
	7.875% 9/1/19		268,000	274,700
	#144A 6.75% 6/1/21		153,000	146,880
	Entravision Communications
	8.75% 8/1/17		120,000	113,100
	France Telecom
	4.125% 9/14/21		475,000	473,150
	Global Crossing
	12.00% 9/15/15		303,000	345,041
	Historic TW 6.875% 6/15/18		1,035,000	1,222,627
	Intelsat Bermuda
	11.25% 2/4/17		420,000	365,400
	PIK 11.50% 2/4/17		410	354
	#PIK 144A 11.50% 2/4/17		105,000	90,563
	Intelsat Jackson Holdings
	11.25% 6/15/16		156,000	159,510
	#144A 7.25% 10/15/20		195,000	180,375
	Lamar Media
	6.625% 8/15/15		140,000	138,250
	*6.625% 8/15/15		209,000	206,910
	Level 3 Financing
	9.25% 11/1/14		40,000	39,700
	10.00% 2/1/18		213,000	205,545
	LIN Television 6.50% 5/15/13		52,000	50,960
	MetroPCS Wireless
	6.625% 11/15/20		150,000	132,375
	Nielsen Finance
	11.50% 5/1/16		130,000	148,200
	11.625% 2/1/14		82,000	93,480
*	NII Capital 10.00% 8/15/16		316,000	347,600
	PAETEC Holding
	8.875% 6/30/17		157,000	165,635
	Qwest
	6.75% 12/1/21		360,000	352,800
	8.375% 5/1/16		1,920,000	2,116,800
#	Sinclair Television Group
	144A 9.25% 11/1/17		216,000	227,880
#	Sirius XM Radio 144A
	8.75% 4/1/15		250,000	271,875
	Sprint Capital 8.75% 3/15/32		287,000	250,766
	Sprint Nextel
	8.375% 8/15/17		285,000	266,475
	Telecom Italia Capital
	5.25% 10/1/15		885,000	844,487
	Telefonica Emisiones
	5.462% 2/16/21		690,000	656,387
	6.421% 6/20/16		815,000	836,413
	Telesat Canada
	11.00% 11/1/15		547,000	588,025
	12.50% 11/1/17		85,000	95,625
	Time Warner Cable
	4.00% 9/1/21		720,000	705,568
	6.75% 7/1/18		1,500,000	1,747,895
	8.25% 4/1/19		1,080,000	1,354,373
#	UPC Holding 144A
	9.875% 4/15/18		170,000	170,850
#	UPCB Finance III 144A
	6.625% 7/1/20		520,000	491,400
	Verizon Communications
	8.75% 11/1/18		3,600,000	4,827,603
	Videotron 6.375% 12/15/15		90,000	90,900
#	VimpelCom Holdings 144A
	•4.365% 6/29/14		430,000	422,054
	7.504% 3/1/22		410,000	331,075
	Virgin Media Finance
	8.375% 10/15/19		200,000	213,500
	Virgin Media Secured Finance
	6.50% 1/15/18		2,470,000	2,636,725
#	Vivendi 144A 6.625% 4/4/18		1,275,000	1,448,988
	West 7.875% 1/15/19		100,000	94,500
#	Wind Acquisition Finance
	144A 11.75% 7/15/17		410,000	350,550
	Windstream
	7.875% 11/1/17		3,000	3,053
	8.125% 8/1/13		103,000	108,923
#	XM Satellite Radio 144A
	13.00% 8/1/13		220,000	247,500
				38,742,665

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 2.32%
#	Allison Transmission 144A
	11.00% 11/1/15	USD	354,000	$368,160
*	American Axle &
	Manufacturing
	7.875% 3/1/17		419,000	395,955
#	Ameristar Casinos 144A
	7.50% 4/15/21		285,000	277,163
	ArvinMeritor
	8.125% 9/15/15		443,000	394,270
	Beazer Homes USA
	9.125% 5/15/19		160,000	102,400
#	Chrysler Group 144A
	8.25% 6/15/21		305,000	236,375
*	CKE Restaurants
	11.375% 7/15/18		260,000	271,700
	CVS Caremark
	5.75% 5/15/41		1,165,000	1,309,933
	Daimler International Finance
	7.75% 3/26/12	EUR	3,100,000	4,267,969
	Dave & Buster’s
	11.00% 6/1/18	USD	75,000	74,813
#	Delphi 144A
	6.125% 5/15/21		545,000	509,575
#	Equinox Holdings 144A
	9.50% 2/1/16		40,000	40,200
*	Ford Motor 7.45% 7/16/31		655,000	742,691
	Ford Motor Credit
	5.00% 5/15/18		925,000	895,785
	8.00% 6/1/14		300,000	318,251
	8.70% 10/1/14		3,800,000	4,114,365
	12.00% 5/15/15		480,000	579,600
#	FUEL Trust 144A
	3.984% 6/15/16		485,000	475,370
	Goodyear Tire & Rubber
	8.25% 8/15/20		190,000	194,275
*	Hanesbrands
	6.375% 12/15/20		485,000	472,875
	Ingles Markets
	8.875% 5/15/17		196,000	206,290
*	Levi Strauss 7.625% 5/15/20		100,000	93,500
	M/I Homes 8.625% 11/15/18		225,000	203,625
*	Macy’s Retail Holdings
	5.90% 12/1/16		763,000	838,348
*	Marina District Finance
	9.875% 8/15/18		200,000	168,000
*	MGM Resorts International
	11.375% 3/1/18		679,000	682,395
	Mobile Mini 6.875% 5/1/15		161,000	158,585
	New Albertsons
	7.25% 5/1/13		66,000	65,670
	Norcraft 10.50% 12/15/15		344,000	315,620
*	OSI Restaurant Partners
	10.00% 6/15/15		199,000	199,498
#	Pinafore 144A
	9.00% 10/1/18		275,000	283,250
*	Pinnacle Entertainment
	8.75% 5/15/20		415,000	389,063
	Quiksilver 6.875% 4/15/15		325,000	290,875
	Royal Caribbean Cruises
	7.00% 6/15/13		250,000	255,625
	Ryland Group
	8.40% 5/15/17		172,000	166,410
	Sally Holdings
	10.50% 11/15/16		229,000	237,588
#	Sealy Mattress 144A
	10.875% 4/15/16		59,000	62,540
	Standard Pacific
	10.75% 9/15/16		248,000	244,280
	Tops Markets
	10.125% 10/15/15		117,000	117,585
#	Volkswagen International
	Finance 144A
	1.625% 8/12/13		2,800,000	2,811,007
	Western Union
	3.65% 8/22/18		295,000	298,163
	Wyndham Worldwide
	5.625% 3/1/21		450,000	452,322
	5.75% 2/1/18		620,000	634,002
	Wynn Las Vegas
	7.75% 8/15/20		60,000	63,300
	Yum Brands 3.75% 11/1/21		850,000	854,622
				26,133,888
Consumer Non-Cyclical – 3.44%
	Accellent 8.375% 2/1/17		150,000	143,625
*	Altria Group 9.70% 11/10/18		1,000,000	1,326,995
	Amgen
	3.45% 10/1/20		1,875,000	1,936,108
	4.10% 6/15/21		220,000	237,280
#	AMGH Merger Sub 144A
	9.25% 11/1/18		225,000	226,125
	Anheuser-Busch InBev
	Worldwide
	•*0.802% 1/27/14		3,800,000	3,831,231
	5.375% 1/15/20		1,000,000	1,167,074
#	Ashtead Capital 144A
	9.00% 8/15/16		200,000	199,000
	Biomet
	11.625% 10/15/17		204,000	212,670
	PIK 10.375% 10/15/17		158,000	162,740
	Bio-Rad Laboratories
	4.875% 12/15/20		475,000	494,000
	*8.00% 9/15/16		146,000	158,410
#	Blue Merger Sub 144A
	7.625% 2/15/19		445,000	378,250

(continues)       15

Statements of net assets

Optimum Fixed Income Fund

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Bumble Bee Acquisition
	144A 9.00% 12/15/17	USD	450,000	$425,250
	CareFusion 6.375% 8/1/19		2,085,000	2,497,802
	Celgene
	2.45% 10/15/15		330,000	333,506
	3.95% 10/15/20		1,460,000	1,481,839
	Coca-Cola Enterprises
	3.50% 9/15/20		270,000	277,887
	4.50% 9/1/21		930,000	1,030,001
	Community Health Systems
	8.875% 7/15/15		180,000	177,300
	Corrections Corp. of America
	7.75% 6/1/17		344,000	365,070
	Covidien International
	Finance 4.20% 6/15/20		1,875,000	2,038,070
	DENTSPLY International
	4.125% 8/15/21		810,000	848,797
#	DJO Finance 144A
	9.75% 10/15/17		100,000	84,000
#	Dole Food 144A
	8.00% 10/1/16		123,000	126,383
	Express Scripts
	3.125% 5/15/16		495,000	500,340
*	Geo Group
	6.625% 2/15/21		145,000	139,925
	HCA 7.50% 2/15/22		315,000	291,375
#	HCA Holdings 144A
	7.75% 5/15/21		355,000	334,588
	Hospira 6.40% 5/15/15		1,795,000	2,033,699
	Iron Mountain
	7.75% 10/1/19		75,000	74,813
	Jarden
	6.125% 11/15/22		215,000	211,238
	7.50% 1/15/20		30,000	30,488
	Medco Health Solutions
	4.125% 9/15/20		880,000	876,205
	7.125% 3/15/18		520,000	631,140
#	Multiplan 144A
	9.875% 9/1/18		280,000	278,600
#	Mylan 144A
	6.00% 11/15/18		315,000	307,913
	NBTY 9.00% 10/1/18		385,000	396,069
#	Pernod-Ricard 144A
	5.75% 4/7/21		1,120,000	1,233,179
	PHH 9.25% 3/1/16		860,000	887,950
	Quest Diagnostics
	4.70% 4/1/21		1,480,000	1,591,018
	4.75% 1/30/20		135,000	144,535
	RadNet Management
	10.375% 4/1/18		125,000	116,250
*#	Reynolds Group 144A
	9.00% 4/15/19		730,000	624,150
	RSC Equipment Rental
	10.25% 11/15/19		278,000	273,830
	Sara Lee 4.10% 9/15/20		623,000	632,179
#	Scotts Miracle-Gro 144A
	6.625% 12/15/20		125,000	123,125
	Smithfield Foods
	10.00% 7/15/14		63,000	71,820
	Thermo Fisher Scientific
	3.60% 8/15/21		845,000	878,961
	Tyson Foods 10.50% 3/1/14		213,000	247,080
#	Viskase 144A
	9.875% 1/15/18		322,000	326,830
#	Woolworths 144A
	3.15% 4/12/16		305,000	316,426
	4.55% 4/12/21		1,655,000	1,794,369
	Yale University
	2.90% 10/15/14		1,115,000	1,183,699
	Yankee Candle
	9.75% 2/15/17		258,000	239,295
	Zimmer Holdings
	4.625% 11/30/19		1,640,000	1,814,788
				38,765,290
Electric – 2.96%
	AES 8.00% 6/1/20		133,000	133,665
	Ameren Illinois
	9.75% 11/15/18		2,195,000	2,960,706
#	American Transmission
	Systems 144A
	5.25% 1/15/22		1,225,000	1,320,458
*	Appalachian Power
	7.95% 1/15/20		1,000,000	1,317,075
#	Calpine 144A
	7.875% 7/31/20		225,000	218,250
	Carolina Power & Light
	3.00% 9/15/21		430,000	433,947
	CMS Energy
	4.25% 9/30/15		1,465,000	1,448,708
	6.25% 2/1/20		575,000	595,587
	Commonwealth Edison
	3.40% 9/1/21		530,000	532,078
	4.00% 8/1/20		215,000	227,223
	5.80% 3/15/18		400,000	466,377
	Duke Energy Carolinas
	3.90% 6/15/21		125,000	133,820
	Duquense Light Holdings
	5.50% 8/15/15		756,000	779,153
	Elwood Energy
	8.159% 7/5/26		260,944	257,030
#	Enel Finance
	International 144A
	6.00% 10/7/39		120,000	101,467
	6.25% 9/15/17		475,000	480,300
	Entergy
	3.625% 9/15/15		215,000	215,405
	*5.125% 9/15/20		4,400,000	4,534,178

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Florida Power
	3.10% 8/15/21	USD	575,000	$577,274
	5.65% 6/15/18		205,000	244,529
	GenOn Energy
	*9.50% 10/15/18		105,000	99,225
	9.875% 10/15/20		160,000	150,400
	Great Plains Energy
	4.85% 6/1/21		1,090,000	1,149,858
#	Ipalco Enterprises 144A
	5.00% 5/1/18		405,000	371,588
	Jersey Central Power & Light
	5.625% 5/1/16		80,000	91,394
	*7.35% 2/1/19		1,000,000	1,276,208
	LG&E & KU Energy
	3.75% 11/15/20		405,000	392,710
	#144A 4.375% 10/1/21		610,000	611,072
*	Mirant Americas
	8.50% 10/1/21		305,000	263,825
#	NRG Energy 144A
	7.875% 5/15/21		190,000	174,800
@#	Pedernales Electric
	Cooperative 144A
	6.202% 11/15/32		620,000	685,179
	Pennsylvania Electric
	5.20% 4/1/20		1,105,000	1,237,360
	PPL Electric Utilities
	3.00% 9/15/21		490,000	489,857
	Public Service Oklahoma
	5.15% 12/1/19		1,170,000	1,301,234
	Puget Energy
	6.00% 9/1/21		340,000	337,852
	6.50% 12/15/20		3,300,000	3,371,693
•	Puget Sound Energy
	6.974% 6/1/67		1,295,000	1,301,537
	Southern California Edison
	5.50% 8/15/18		1,250,000	1,493,486
	Wisconsin Electric Power
	2.95% 9/15/21		140,000	139,962
•	Wisconsin Energy
	6.25% 5/15/67		1,480,000	1,479,879
				33,396,349
Energy – 2.45%
	Antero Resources Finance
	9.375% 12/1/17		122,000	127,490
*	Berry Petroleum
	10.25% 6/1/14		227,000	255,375
	BP Capital Markets
	2.375% 12/14/11		300,000	301,087
	2.75% 2/27/12		100,000	100,895
	3.625% 5/8/14		500,000	525,169
	4.75% 3/10/19		160,000	177,029
	Chesapeake Energy
	6.125% 2/15/21		220,000	222,750
	6.625% 8/15/20		7,000	7,245
	6.875% 11/15/20		8,000	8,400
	9.50% 2/15/15		45,000	50,963
#	CNOOC Finance 2011 144A
	4.25% 1/26/21		1,267,000	1,275,369
	Complete Production Services
	8.00% 12/15/16		301,000	302,505
	Comstock Resources
	7.75% 4/1/19		65,000	61,100
	Ecopetrol 7.625% 7/23/19		892,000	1,048,100
#	ENI 144A 4.15% 10/1/20		1,085,000	1,092,858
	Forest Oil 7.25% 6/15/19		207,000	204,930
	Gazprom
	10.50% 3/25/14		1,500,000	1,674,525
	#144A 8.146% 4/11/18		100,000	110,750
	Headwaters 7.625% 4/1/19		375,000	288,750
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		386,000	393,720
#	Hercules Offshore 144A
	10.50% 10/15/17		289,000	274,550
#	Hilcorp Energy I 144A
	7.625% 4/15/21		135,000	136,350
	7.75% 11/1/15		150,000	151,875
	Holly 9.875% 6/15/17		217,000	235,445
	Linn Energy
	8.625% 4/15/20		125,000	129,375
	#144A 6.50% 5/15/19		70,000	64,750
#	NFR Energy Finance 144A
	9.75% 2/15/17		205,000	181,425
	Noble Energy 8.25% 3/1/19		1,180,000	1,551,567
*	Noble Holding International
	4.625% 3/1/21		1,040,000	1,093,583
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		440,000	476,300
	Petrobras International
	Finance
	3.875% 1/27/16		306,000	306,612
	5.375% 1/27/21		1,585,000	1,618,285
	5.75% 1/20/20		702,000	735,696
	5.875% 3/1/18		45,000	47,312
	Petrohawk Energy
	7.25% 8/15/18		380,000	436,050
	Petroleum Development
	12.00% 2/15/18		167,000	179,525
	Pride International
	6.875% 8/15/20		2,575,000	2,976,295
	Quicksilver Resources
	7.125% 4/1/16		162,000	143,370
(continues)       17

Statements of net assets

Optimum Fixed Income Fund

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Range Resources
	5.75% 6/1/21	USD	95,000	$99,038
	8.00% 5/15/19		282,000	310,200
#	SandRidge Energy 144A
	9.875% 5/15/16		396,000	409,860
#	Schlumberger Investment
	144A 3.30% 9/14/21		1,105,000	1,108,432
	TNK-BP Finance
	7.50% 3/13/13		3,000,000	3,097,500
	Transocean 6.50% 11/15/20		1,040,000	1,136,817
	Weatherford International
	9.625% 3/1/19		775,000	1,002,711
#	Woodside Finance 144A
	8.125% 3/1/14		320,000	362,216
	8.75% 3/1/19		890,000	1,145,194
				27,639,343
Finance Companies – 2.30%
#	ABB Treasury Center USA
	144A 4.00% 6/15/21		370,000	372,857
	American Express
	7.00% 3/19/18		7,900,000	9,358,339
#	BM&FBovespa 144A
	5.50% 7/16/20		200,000	198,750
#	CDP Financial 144A
	4.40% 11/25/19		1,260,000	1,376,704
	5.60% 11/25/39		880,000	1,094,873
	FTI Consulting
	6.75% 10/1/20		230,000	223,100
	7.75% 10/1/16		5,000	5,138
	General Electric Capital
	4.375% 9/16/20		60,000	61,166
	5.30% 2/11/21		1,000,000	1,039,311
	6.00% 8/7/19		2,245,000	2,531,078
	International Lease Finance
	4.75% 1/13/12		300,000	298,500
	6.25% 5/15/19		565,000	491,806
	*8.25% 12/15/20		180,000	176,850
	*8.75% 3/15/17		495,000	498,713
	Nuveen Investments
	10.50% 11/15/15		164,000	152,110
	#144A 10.50% 11/15/15		185,000	169,738
	SLM
	5.375% 5/15/14		1,400,000	1,378,614
	*6.25% 1/25/16		1,300,000	1,277,180
•#	SSIF Nevada 144A
	0.949% 4/14/14		900,000	900,649
@#	Stone Street Trust 144A
	5.902% 12/15/15		2,300,000	2,384,911
	Waha Aerospace
	3.925% 7/28/20		1,890,000	1,946,700
				25,937,087
Insurance – 1.20%
	American International Group
	4.875% 9/15/16		95,000	91,175
	8.25% 8/15/18		3,120,000	3,467,523
	#144A 3.75% 11/30/13		600,000	600,852
•	Chubb 6.375% 3/29/67		820,000	798,475
	Coventry Health Care
	5.45% 6/15/21		1,270,000	1,373,908
•	Genworth Financial
	6.15% 11/15/66		185,000	93,425
#	Highmark 144A
	4.75% 5/15/21		750,000	764,285
	6.125% 5/15/41		150,000	163,034
•#	ILFC E-Capital Trust I 144A
	4.77% 12/21/65		100,000	70,020
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		405,000	301,725
•	ING Groep 5.775% 12/29/49		425,000	313,438
•#	Liberty Mutual Group 144A
	7.00% 3/15/37		180,000	153,900
	MetLife 6.817% 8/15/18		500,000	587,259
#	Metlife Capital Trust IV 144A
	7.875% 12/15/37		300,000	297,000
#	MetLife Capital Trust X 144A
	9.25% 4/8/38		1,100,000	1,243,000
@#	NLV Financial 144A
	6.50% 3/15/35		385,000	345,696
	Prudential Financial
	3.875% 1/14/15		290,000	296,638
	4.50% 11/15/20		345,000	343,379
	6.00% 12/1/17		540,000	573,168
•#	Symetra Financial 144A
	8.30% 10/15/37		515,000	504,700
@=‡w#	Twin Reefs Pass
	Through Trust 144A
	0.00% 12/29/49		300,000	0
•	XL Group 6.50% 12/29/49		275,000	218,625
	•#ZFS Finance USA Trust II
	144A 6.45% 12/15/65		500,000	445,000
•#	ZFS Finance USA Trust IV
	144A 5.875% 5/9/32		500,000	497,595
				13,543,820
Natural Gas – 2.04%
	AmeriGas Partners
	6.50% 5/20/21		170,000	164,900
	CenterPoint Energy
	5.95% 2/1/17		830,000	942,015
	Copano Energy
	7.75% 6/1/18		218,000	223,995
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		585,000	646,872
•*	Enbridge Energy Partners
	8.05% 10/1/37		1,090,000	1,126,771

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
	Energy Transfer Partners
	9.70% 3/15/19	USD	2,065,000	$2,559,891
	Enterprise Products
	Operating
	•7.034% 1/15/68		1,360,000	1,380,433
	9.75% 1/31/14		1,005,000	1,176,629
	Inergy 6.875% 8/1/21		125,000	114,375
	Kinder Morgan
	Energy Partners
	5.95% 2/15/18		1,000,000	1,139,625
	9.00% 2/1/19		1,170,000	1,496,657
#	NGPL PipeCo 144A
	6.514% 12/15/12		2,000,000	2,082,245
	Plains All American Pipeline
	8.75% 5/1/19		1,045,000	1,335,546
@	Ras Laffan Liquefied Natural
	Gas II 5.298% 9/30/20		2,643,600	2,865,133
#	Ras Laffan Liquefied
	Natural Gas III 144A
	5.832% 9/30/16		336,200	363,533
#	Rockies Express Pipeline 144A
	6.25% 7/15/13		1,000,000	1,064,620
	*6.85% 7/15/18		500,000	526,076
	Sempra Energy
	6.15% 6/15/18		955,000	1,126,467
•	TransCanada PipeLines
	6.35% 5/15/67		1,800,000	1,794,356
	Williams
	7.75% 6/15/31		315,000	379,185
	8.75% 3/15/32		320,000	419,431
				22,928,755
Real Estate – 1.13%
	Brandywine Operating
	Partnership
	4.95% 4/15/18		755,000	730,379
	Developers Diversified Realty
	4.75% 4/15/18		310,000	283,152
	7.50% 4/1/17		625,000	660,440
	7.875% 9/1/20		631,000	669,514
	9.625% 3/15/16		145,000	164,369
	Digital Realty Trust
	5.25% 3/15/21		950,000	942,093
	5.875% 2/1/20		425,000	447,871
*	HCP 5.375% 2/1/21		2,300,000	2,311,874
	Health Care REIT
	5.25% 1/15/22		1,085,000	1,030,881
	Host Hotels & Resorts
	*6.00% 11/1/20		375,000	366,563
	#144A 5.875% 6/15/19		295,000	283,200
	Host Marriott
	6.375% 3/15/15		245,000	245,000
	Qatari Diar Finance
	3.50% 7/21/15		2,100,000	2,166,150
	#144A 5.00% 7/21/20		486,000	521,235
	Regency Centers
	4.80% 4/15/21		420,000	436,170
	5.875% 6/15/17		285,000	308,590
	Ventas Realty 6.50% 6/1/16		120,000	123,623
#	WEA Finance 144A
	4.625% 5/10/21		1,040,000	994,988
				12,686,092
Technology – 0.90%
*	Amkor Technology
	7.375% 5/1/18		125,000	121,250
	Avaya
	9.75% 11/1/15		300,000	220,500
	#144A 7.00% 4/1/19		500,000	427,500
	PIK 10.125% 11/1/15		120,000	88,500
	CDW 12.535% 10/12/17		120,000	115,200
	Fidelity National Information
	Services 7.875% 7/15/20		75,000	78,375
*	First Data
	9.875% 9/24/15		495,000	417,038
	11.25% 3/31/16		160,000	108,800
	GXS Worldwide
	9.75% 6/15/15		514,000	496,010
	Hewlett-Packard
	4.30% 6/1/21		655,000	662,564
	4.375% 9/15/21		1,050,000	1,068,817
	Jabil Circuit 7.75% 7/15/16		82,000	90,815
	National Semiconductor
	6.60% 6/15/17		1,395,000	1,666,246
*	NXP Funding
	9.50% 10/15/15		365,000	379,144
#	Seagate Technology
	International 144A
	10.00% 5/1/14		580,000	652,500
	Symantec 4.20% 9/15/20		2,585,000	2,527,794
#	Telcordia Technologies 144A
	11.00% 5/1/18		295,000	368,750
#	Unisys 144A
	12.75% 10/15/14		110,000	124,850
*	Xerox 4.50% 5/15/21		550,000	551,127
				10,165,780
Transportation – 0.94%
w	American Airlines 2011-1
	Class A Pass Through
	Trust 5.25% 1/31/21		599,113	545,193
#	Brambles USA 144A
	3.95% 4/1/15		1,660,000	1,736,762
	5.35% 4/1/20		320,000	349,534

(continues)       19

Statements of net assets

Optimum Fixed Income Fund

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
	Burlington Northern Santa Fe
	3.45% 9/15/21	USD	175,000	$178,575
	5.65% 5/1/17		380,000	439,902
w	Continental Airlines 2009-2
	Class A Pass Through
	Trust 7.25% 5/10/21		856,725	890,994
	CSX
	4.25% 6/1/21		345,000	366,525
	5.50% 4/15/41		595,000	683,654
w	Delta Air Lines 2007-1 Class A
	Pass Through Trust
	6.821% 8/10/22		378,170	381,007
w	Delta Air Lines 2010-1 Class A
	Pass Through Trust
	6.20% 7/2/18		471,633	485,782
#	ERAC USA Finance 144A
	5.25% 10/1/20		1,365,000	1,497,840
	Kansas City Southern Railway
	13.00% 12/15/13		2,000	2,300
	Russian Railways
	5.739% 4/3/17		1,000,000	998,470
	Ryder System 3.50% 6/1/17		880,000	913,250
w	UAL 2009-1 Pass Through
	Trust 10.40% 11/1/16		454,560	490,925
w	UAL 2009-2A Pass Through
	Trust 9.75% 1/15/17		266,803	292,149
#	United Air Lines 144A
	12.00% 11/1/13		282,000	286,935
				10,539,797
Total Corporate Bonds
	(cost $403,243,462)			406,632,901

Municipal Bonds – 0.74%
	Bay Area California Toll
	Authority
	6.918% 4/1/40		800,000	1,048,056
	7.043% 4/1/50		3,000,000	4,068,870
	California State
	7.30% 10/1/39		200,000	241,930
	Los Angeles, California
	Community College
	District Revenue
	Build America Bonds
	6.60% 8/1/42		800,000	1,062,192
	New York City Transitional
	Finance Authority
	5.508% 8/1/37		700,000	838,488
	New York State Urban
	Development
	5.77% 3/15/39		800,000	958,088
	Oregon State Taxable Pension
	5.892% 6/1/27		65,000	76,746
	Sacramento County,
	California Public
	Finance Authority
	Revenue (Housing
	Tax County Project)
	Series B 5.18% 12/1/13
	(NATL-RE) (FGIC)		60,000	60,843
Total Municipal Bonds
	(cost $6,497,854)			8,355,213

Non-Agency Asset-Backed Securities – 0.86%
•	Ally Master Owner Trust
	Series 2011-1 A1
	1.099% 1/15/16		730,000	730,332
•	American Express Credit
	Account Master
	Trust Series 2010-1 B
	0.829% 11/16/15		405,000	404,998
#	Avis Budget Rental Car
	Funding AESOP
	Series 2011-2A A 144A
	2.37% 11/20/14		465,000	474,195
•	Bank of America Credit Card
	Trust Series 2006-A12
	A12 0.249% 3/15/14		1,000,000	999,919
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		685,000	810,784
	Centex Home Equity
	Series 2002-A AF6
	5.54% 1/25/32		23,688	23,336
#	CIT Equipment
	Collateral 144A
	Series 2009-VT1 A3
	3.07% 8/15/16		89,494	89,726
	Series 2010-VT1A A3
	2.41% 5/15/13		313,956	315,059
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A4
	5.703% 11/25/36		893,787	863,317
	Series 2006-3 A5
	5.948% 11/25/36		900,000	683,839
•	Countrywide Asset-Backed
	Certificates Series 2006-11
	1AF6 5.791% 9/25/46		1,311,455	756,753
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		310,000	370,061
#	Ford Auto Securitization Trust
	Series 2011-R1A A3 144A
	3.02% 2/15/16	CAD	340,000	332,508

			Principal	Value
			Amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	Ford Credit Floorplan
	Master Owner Trust
	Series 2009-2 A
	1.779% 9/15/14	USD	385,000	$389,135
	Harley-Davidson
	Motorcycle Trust
	Series 2008-1 A4
	4.90% 12/15/13		389,152	395,635
	Series 2009-4 A3
	1.87% 2/17/14		125,440	125,902
•	HSI Asset Securitization Trust
	Series 2006-HE1 2A1
	0.285% 10/25/36		58,877	39,810
•	MBNA Credit Card Master
	Note Trust Series 2002-C3
	C3 1.579% 10/15/14		520,000	521,473
•	Merrill Auto Trust
	Securitization
	Series 2007-1 A4
	0.289% 12/15/13		41,862	41,855
•	Residential Asset Securities
	Series 2006-EMX1 A2
	0.465% 1/25/36		287,247	251,127
•	SLM Student Loan Trust
	Series 2005-4 A2
	0.333% 4/26/21		634,925	632,127
#	Sonic Capital Series 2011-1A
	A2 144A 5.438% 5/20/41		331,650	337,454
•	Vanderbilt Mortgage Finance
	Series 2001-A A4
	7.235% 6/7/28		68,533	72,785
Total Non-Agency
	Asset-Backed Securities
	(cost $10,128,768)			9,662,130

Non-Agency Collateralized Mortgage Obligations – 4.72%
•	ARM Trust
	Series 2004-5 3A1
	4.724% 4/25/35		3,014,743	2,580,053
	Series 2005-10 3A11
	5.237% 1/25/36		372,633	295,658
	Series 2005-10 3A31
	5.237% 1/25/36		1,145,000	874,095
	Series 2006-2 1A4
	5.462% 5/25/36		1,440,000	969,826
	Bank of America
	Alternative Loan Trust
	Series 2004-11 1CB1
	6.00% 12/25/34		1,441	1,397
	Series 2005-3 2A1
	5.50% 4/25/20		77,335	78,529
	Series 2005-6 7A1
	5.50% 7/25/20		244,528	228,516
	Series 2005-9 5A1
	5.50% 10/25/20		230,996	214,553
	Bank of America Funding
	Securities Series 2006-5
	2A10 5.75% 9/25/36		756,623	750,364
	Chase Mortgage Finance
	Series 2003-S8 A2
	5.00% 9/25/18		104,605	108,427
	•Series 2005-A1 3A1
	5.223% 12/25/35		421,009	367,688
•	Chaseflex Trust Series 2006-1
	A4 6.30% 6/25/36		420,000	278,632
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		92,916	92,947
•	Citigroup Mortgage Loan
	Trust Series 2004-UST1
	A6 5.093% 8/25/34		108,591	109,890
	Countrywide Alternative
	Loan Trust
	•Series 2003-21T1 A2
	2.80% 12/25/33		169,812	171,017
	Series 2004-1T1 A2
	5.50% 2/25/34		12,431	12,418
	Series 2004-14T2 A6
	5.50% 8/25/34		162,191	162,339
	Series 2004-J1 1A1
	6.00% 2/25/34		5,468	5,555
	Series 2004-J2 7A1
	6.00% 12/25/33		7,332	7,427
	Series 2008-2R 3A1
	6.00% 8/25/37		3,327,278	2,600,517
w	Countrywide Home Loan
	Mortgage Pass Through Trust
	•Series 2003-21 A1
	2.80% 5/25/33		4,955	4,684
	Series 2006-1 A2
	6.00% 3/25/36		243,023	198,941
	•Series 2006-HYB1 3A1
	2.770% 3/20/36		384,856	211,752
	Series 2007-4 1A1
	6.00% 5/25/37		4,288,173	3,434,839
	Credit Suisse First Boston
	Mortgage Securities
	Series 2004-1 3A1
	7.00% 2/25/34		3,616	3,747
	Credit Suisse Mortgage
	Capital Certificates
	#Series 2005-1R 2A5 144A
	5.75% 12/26/35		5,644,460	4,551,451
	Series 2007-1 5A14
	6.00% 2/25/37		937,894	783,405
	•Series 2007-3 4A6
	0.484% 4/25/37		1,872,980	1,554,766
	@•Series 2007-3 4A12
	6.515% 4/25/37		1,872,980	184,719
	Series 2007-3 4A15
	5.50% 4/25/37		734,447	650,096
	Series 2007-5 3A19
	6.00% 8/25/37		1,536,230	1,329,108
	Series 2007-5 10A2
	6.00% 4/25/29		654,897	622,396

(continues)       21

Statements of net assets

Optimum Fixed Income Fund

			Principal	Value
			Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•#	Deutsche Mortgage
	Securities Series 2005-WF1
	1A3 144A
	5.242% 6/26/35	USD	1,720,000	$1,579,853
•	First Horizon Asset Securities
	Series 2005-AR2 2A1
	2.726% 6/25/35		388,924	303,816
	GMAC Mortgage Loan
	Trust Series 2006-J1 A1
	5.75% 4/25/36		565,366	532,887
•#	GSMPS Mortgage
	Loan Trust 144A
	Series 1998-3 A
	7.75% 9/19/27		15,481	16,398
	Series 1999-3 A
	8.00% 8/19/29		24,565	24,576
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	5.045% 1/25/36		217,407	183,033
•	Indymac Index Mortgage
	Loan Trust Series 2006-AR1
	A1 5.589% 8/25/36		520,970	470,148
•	JPMorgan Mortgage Trust
	Series 2006-A6 2A4L
	5.335% 10/25/36		1,590,000	1,181,109
	Series 2006-A7 2A2
	4.441% 1/25/37		347,535	239,753
	Series 2007-A1 6A1
	4.550% 7/25/35		1,054,356	929,271
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		40,025	39,868
	Series 2007-10 2A2
	6.50% 1/25/38		5,078,362	4,278,206
	MASTR Alternative
	Loans Trust
	Series 2004-3 8A1
	7.00% 4/25/34		5,989	5,998
	Series 2004-5 6A1
	7.00% 6/25/34		101,894	100,351
•	MASTR ARM Trust
	Series 2003-6 1A2
	2.575% 12/25/33		4,124	3,701
	Series 2005-6 7A1
	5.377% 6/25/35		133,363	131,065
	Series 2006-2 4A1
	4.941% 2/25/36		35,080	31,170
	MASTR Asset Securitization
	Trust Series 2003-9 2A7
	5.50% 10/25/33		229,765	238,263
•#	MASTR Specialized Loan
	Trust Series 2005-2 A2
	144A 5.006% 7/25/35		104,302	104,877
•	Merrill Lynch Mortgage
	Investors Series 2005-A5
	A2 2.618% 6/25/35		460,000	390,825
•	Opteum Mortgage
	Acceptance Series 2006-1
	2A1 5.75% 4/25/36		4,497,519	3,939,453
	Residential Accredit Loans
	Series 2004-QS2 CB
	5.75% 2/25/34		78,830	79,534
	Residential Funding
	Mortgage Securities I
	Series 2004-S9 2A1
	4.75% 12/25/19		715,033	728,829
•	Sequoia Mortgage Trust
	Series 2007-1 4A1
	5.383% 9/20/46		1,983,941	1,564,717
•	Structured ARM Loan Trust
	Series 2005-22 1A4
	2.518% 12/25/35		2,077,776	733,625
	Series 2006-1 7A4
	5.523% 2/25/36		1,305,000	720,917
	Series 2006-5 5A4
	5.312% 6/25/36		9,528	1,935
	Structured Asset Securities
	Series 2005-6 4A1
	5.00% 5/25/35		216,622	213,093
w	Washington Mutual
	Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2
	6.00% 3/25/35		86,654	52,687
w	Washington Mutual
	Mortgage Pass Through
	Certificates
	Series 2004-CB3 1A
	6.00% 10/25/34		142,903	149,264
	•Series 2005-AR16 1A3
	2.58% 12/25/35		1,225,000	925,530
	•Series 2007-HY1 3A3
	5.580% 2/25/37		850,000	674,818
	•Series 2007-HY7 4A1
	5.571% 7/25/37		1,887,109	1,535,144
	Wells Fargo Mortgage-
	Backed Securities Trust
	Series 2005-18 1A1
	5.50% 1/25/36		53,665	48,736
	•Series 2005-AR13 A1
	5.25% 5/25/35		943,760	896,901
	Series 2006-2 3A1
	5.75% 3/25/36		350,552	340,953
	Series 2006-3 A1
	5.50% 3/25/36		342,038	341,968

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-
Backed Securities Trust (continued)
Series 2006-3 A11
5.50% 3/25/36	USD	294,041	$287,920
Series 2006-4 1A8
5.75% 4/25/36		15,873	15,782
Series 2006-6 1A3
5.75% 5/25/36		429,309	398,304
•Series 2006-AR5 2A1
2.738% 4/25/36		151,370	113,698
•Series 2006-AR11 A6
5.185% 8/25/36		2,330,000	1,869,760
•Series 2006-AR17 A1
2.99% 10/25/36		1,385,907	1,027,056
•Series 2006-AR19 A1
5.447% 12/25/36		596,626	526,208
Series 2007-10 1A36
6.00% 7/25/37		1,382,214	1,235,731
Series 2007-13 A7
6.00% 9/25/37		333,095	304,317
Series 2007-13 A9
6.00% 9/25/37		519,722	155,872
Total Non-Agency Collateralized
Mortgage Obligations
(cost $58,120,577)			53,107,672

Regional Bonds – 1.60%Δ
Australia – 1.07%
New South Wales Treasury
6.00% 4/1/19	AUD	3,989,000	4,210,218
New South Wales Treasury
Inflation-Linked Bond
2.75% 11/20/25	AUD	717,000	807,964
Queensland Treasury
6.00% 9/14/17	AUD	6,751,000	7,037,014
			12,055,196

Canada – 0.53%
New Brunswick Province
2.75% 6/15/18	USD	965,000	1,010,616
Ontario Province
3.00% 7/16/18		1,760,000	1,845,684
4.40% 6/2/19	CAD	2,650,000	2,820,279
Quebec Province
4.50% 12/1/20	CAD	209,000	221,315
			5,897,894
Total Regional Bonds
(cost $17,998,261)			17,953,090

Securities Sold Short – (0.97%)
Fannie Mae S.F. 30 yr TBA
5.50% 11/1/41	USD	(8,000,000)	(8,666,250)
6.50% 10/1/41		(2,000,000)	(2,204,375)
Total Securities Sold Short
(proceeds $10,878,633)			(10,870,625)

«Senior Secured Loans – 1.74%
Allied Security
Holdings Tranche 2L
8.50% 1/21/18		330,000	322,163
Anchor Glass Container
6.00% 2/3/16		278,500	276,587
@ API Technologies Tranche B
7.75% 6/1/16		324,044	307,842
Aspect Software Tranche B
6.25% 5/7/16		137,900	136,436
ATI Holdings 7.50% 3/12/16		200,646	193,498
Attachmate 6.50% 11/21/16		150,000	145,000
Autoparts Holdings 1st Lien
6.50% 7/5/17		115,000	114,856
Avis Budget Group Tranche B
6.25% 6/13/18		260,000	258,890
BNY ConvergEx Group
8.75% 11/29/17		100,497	100,497
8.75% 12/16/17		239,503	239,503
Brickman Group
Holdings Tranche B
7.25% 10/14/16		228,549	225,883
Brock Holdings III
10.00% 2/15/18		215,000	196,725
Tranche B 6.00% 2/15/17		109,450	103,521
Burlington Coat Factory
Warehouse Tranche B
6.25% 2/10/17		304,433	292,082
Caesars Entertainment
Operating
3.253% 1/28/15		350,000	293,031
Tranche B2
3.247% 1/28/15		70,000	58,516
Calpine Tranche B
0.00% 3/1/18		75,000	70,865
Cengage Learning
Acquisitions
7.50% 7/7/14		244,430	233,584
Charter Communications
Operating Tranche B
7.25% 3/6/14		31,949	32,029
Chester Downs & Marina
12.375% 12/31/16		253,470	253,867
Chrysler Group
6.00% 4/28/17		389,025	340,121
CityCenter Holdings
7.50% 1/10/15		85,500	84,096

(continues)       23

Statements of net assets

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Clear Channel
Communications
Tranche A
3.639% 7/30/14	USD	360,000	$294,300
Tranche B
3.889% 1/29/16		299,891	210,627
Consolidated Containers
5.75% 9/28/14		290,000	238,767
Delos Aircraft 7.00% 3/17/16		134,231	134,342
Delta Air Lines Tranche B
5.50% 3/29/17		314,213	297,520
Dynegy Midwest Generation
9.25% 7/11/16		106,000	103,312
Dynegy Power
9.25% 7/11/16		159,000	156,902
First Data Tranche B2
2.985% 9/24/14		1,696,401	1,478,523
Frac Tech International
Tranche B 6.25% 4/19/16		353,211	347,030
Fresenius Medical
Care Tranche B
1.744% 3/31/13		1,984,252	1,961,194
GenOn Energy Tranche B
6.00% 6/20/17		253,500	249,824
Goodman Global Tranche B
5.75% 10/28/16		162,896	161,655
Gray Television Delayed
Draw Tranche B
0.00% 12/31/14		224,521	214,698
Grifols Tranche B
6.00% 6/4/16		463,838	456,465
HCA Tranche B
0.00% 11/18/13		1,150,000	1,118,524
Houghton International
Tranche B 6.75% 1/11/16		232,817	231,071
IASIS Healthcare Tranche B
5.00% 4/18/18		249,373	234,349
Immucor Tranche B
5.00% 7/2/18		270,000	266,828
Intelsat Jackson Holding
Tranche B 5.25% 4/3/18		260,000	248,950
International Lease Finance
6.75% 3/17/15		145,769	145,696
Level 3 Financing
Tranche B
11.15% 3/13/14		174,000	181,649
Tranche B2
5.75% 4/11/18		235,000	223,642
@ Mediacom Illinois Tranche D
5.50% 3/31/17		312,707	306,650
MGM Resorts International
Tranche E 7.00% 2/21/14		488,314	462,189
Multiplan 4.75% 8/26/17		375,000	356,408
Nielsen Finance
0.00% 8/9/13		153,055	148,750
Nortek 5.25% 4/12/17		134,325	126,601
Nuveen Investments
5.819% 5/13/17		260,074	241,609
2nd Lien 12.50% 7/9/15		543,000	559,292
Tranche B
3.319% 11/13/14		190,000	174,325
OSI Restaurant Partners
2.563% 6/13/14		329,810	308,001
2.60% 6/14/13		32,233	30,101
Pinnacle Foods Finance
Tranche D 6.00% 4/2/14		95,732	95,433
PQ 6.74% 7/30/15		937,000	833,259
@ Prime Healthcare Services
Tranche B 7.25% 4/28/15		279,229	268,060
Remy International Tranche B
6.25% 12/16/16		89,325	86,422
Reynolds Group Holdings
6.50% 7/7/18		455,000	442,676
Roundy’s Supermarkets
10.00% 4/16/16		96,000	94,400
Sealed Air Tranche B
0.00% 5/31/18		55,000	55,099
Sensus USA 2nd Lien
8.50% 4/13/18		465,000	451,634
Texas Competitive
Electric Holdings
3.726% 10/10/14		270,648	192,217
Toys R Us Delaware Tranche B
6.00% 9/1/16		326,700	314,449
Univision Communications
4.489% 3/29/17		378,257	319,261
US TelePacific 5.75% 2/10/17		209,389	200,818
Visant 5.25% 12/31/16		123,092	112,971
Wyle Services 0.00% 3/31/17		224,202	217,140
Total Senior Secured Loans
(cost $20,195,946)			19,633,225

Sovereign Bonds – 12.13%Δ
Australia – 1.68%
Australia Government Bond
4.50% 4/15/20	AUD	3,200,000	3,171,644
5.50% 4/21/23	AUD	4,400,000	4,698,545
5.75% 7/15/22	AUD	10,100,000	10,994,862
			18,865,051

Belgium – 0.09%
Belgium Government Bond
4.25% 9/28/21	EUR	753,400	1,059,138
			1,059,138
Brazil – 1.24%
# Banco Nacional de
Desenvolvimento
Economico e Social 144A
6.369% 6/16/18	USD	1,500,000	1,657,500
6.50% 6/10/19		2,500,000	2,787,500

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds (continued)
Brazil (continued)
Brazil Notas do Tesouro
Nacional Serie F
10.00% 1/1/13	BRL	401,000	$216,905
10.00% 1/1/14	BRL	403,000	215,063
10.00% 1/1/17	BRL	15,800,000	7,922,111
Brazilian Government
International Bond
8.875% 10/14/19	USD	820,000	1,115,200
			13,914,279

Canada – 0.53%
Canadian
Government Bond
2.75% 9/1/16	CAD	400,000	406,105
3.25% 6/1/21	CAD	2,150,000	2,247,317
3.75% 6/1/19	CAD	1,137,000	1,229,528
4.00% 6/1/17	CAD	1,045,000	1,130,022
4.00% 6/1/41	CAD	837,000	992,855
			6,005,827

Chile – 0.23%
Chile Government
International Bond
5.50% 8/5/20	CLP	1,300,000,000	2,639,167
			2,639,167

Colombia – 0.18%
Colombia Government
International Bond
7.75% 4/14/21	COP	2,910,000,000	1,628,394
12.00% 10/22/15	COP	674,000,000	425,179
			2,053,573

Finland – 0.09%
Finland Government
Bond 3.50% 4/15/21	EUR	665,000	977,198
			977,198

Germany – 0.20%
Deutschland Republic
2.25% 9/4/20	EUR	1,017,000	1,416,159
3.50% 7/4/19	EUR	562,000	856,629
			2,272,788

Indonesia – 0.38%
Indonesia Government
International Bond
4.875% 5/5/21	USD	380,000	385,700
7.25% 4/20/15		415,000	464,800
Indonesia Treasury Bonds
8.25% 7/15/21	IDR	10,806,000,000	1,350,379
10.50% 8/15/30	IDR	2,594,000,000	382,799
11.00% 11/15/20	IDR	11,954,000,000	1,743,100
			4,326,778
Japan – 0.09%
Japan Finance
2.25% 7/13/16	USD	990,000	1,022,074
			1,022,074
Lithuania – 0.04%
# Lithuania Government
International Bond 144A
6.125% 3/9/21		467,000	459,995
			459,995
Malaysia – 0.04%
Malaysia Government
Bond 4.262% 9/15/16	MYR	1,380,000	449,270
			449,270
Mexico – 0.70%
Mexican Bonos
7.50% 6/3/27	MXN	66,373,200	4,931,030
8.50% 5/31/29	MXN	18,165,000	1,444,806
10.00% 12/5/24	MXN	16,700,000	1,538,112
			7,913,948
New Zealand – 0.05%
New Zealand Government
Bond 6.00% 5/15/21	NZD	610,000	520,744
			520,744
Norway – 1.18%
Norway Government Bond
3.75% 5/25/21	NOK	2,484,000	472,711
4.25% 5/19/17	NOK	4,293,000	819,711
4.50% 5/22/19	NOK	24,123,000	4,764,634
5.00% 5/15/15	NOK	37,790,000	7,187,007
			13,244,063
Panama – 0.18%
Panama Government
International Bond
6.70% 1/26/36	USD	302,000	366,930
*7.125% 1/29/26		340,000	427,210
7.25% 3/15/15		467,000	536,350
8.875% 9/30/27		451,000	647,185
			1,977,675
Peru – 0.16%
Peruvian Government
International Bond
7.125% 3/30/19		1,218,000	1,476,825
7.35% 7/21/25		299,000	373,750
			1,850,575
Philippines – 0.14%
Philippine Government
International Bond
6.25% 1/14/36	PHP	10,000,000	217,586
6.50% 1/20/20	USD	520,000	605,799
9.50% 10/21/24		175,000	244,563
9.875% 1/15/19		332,000	446,540
			1,514,488

(continues)       25

Statements of net assets

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds (continued)
Poland – 0.21%
Poland Government Bond
5.25% 10/25/20	PLN	540,000	$156,361
5.50% 10/25/19	PLN	3,261,000	966,471
Poland Government
International Bond
5.125% 4/21/21	USD	441,000	441,000
6.375% 7/15/19		715,000	788,288
			2,352,120

Qatar – 0.26%
Qatar Government
International Bond
4.00% 1/20/15		2,800,000	2,954,000
			2,954,000

Republic of Korea – 0.22%
Korea Treasury Inflation-
Linked Bond
2.75% 6/10/20	KRW	697,726,920	685,852
Republic of Korea
5.75% 4/16/14		900,000	972,252
7.125% 4/16/19		700,000	850,746
			2,508,850

Russia – 0.23%
Russia Eurobond
7.50% 3/31/30	USD	1,700,895	1,915,514
#144A 7.50% 3/31/30		286,315	323,001
#144A 7.85% 3/10/18	RUB	10,000,000	305,677
			2,544,192

South Africa – 0.58%
# Eskom Holdings 144A
5.75% 1/26/21	USD	995,000	1,014,900
Republic of South Africa
7.25% 1/15/20	ZAR	10,218,000	1,188,456
8.00% 12/21/18	ZAR	24,949,000	3,084,141
South Africa Government
International Bond
5.50% 3/9/20	USD	675,000	741,656
6.50% 6/2/14		495,000	550,688
			6,579,841

Sweden – 0.32%
Sweden Government Bond
3.00% 7/12/16	SEK	11,100,000	1,733,233
5.00% 12/1/20	SEK	9,910,000	1,843,982
			3,577,215

Turkey – 0.07%
Turkey Government
International Bond
5.625% 3/30/21	USD	720,000	739,800
			739,800

United Kingdom – 2.93%
United Kingdom Gilt
3.75% 9/7/20	GBP	4,500,000	7,863,399
3.75% 9/7/21	GBP	7,600,000	13,231,359
4.50% 3/7/19	GBP	515,000	945,622
4.75% 3/7/20	GBP	910,500	1,704,936
4.75% 12/7/30	GBP	4,900,000	9,298,458
			33,043,774

Uruguay – 0.11%
Uruguay Government
International Bond
8.00% 11/18/22	USD	949,000	1,186,250
			1,186,250
Total Sovereign Bonds
(cost $139,360,424)			136,552,673

Supranational Banks – 0.22%
International Bank for
Reconstruction &
Development
3.375% 4/30/15	NOK	6,860,000	1,213,670
3.625% 6/22/20	NOK	4,020,000	709,167
6.00% 2/15/17	AUD	530,000	547,434
Total Supranational Banks
(cost $2,339,007)			2,470,271

U.S. Treasury Obligations – 7.92%
U.S. Treasury Bonds
3.50% 2/15/39	USD	1,365,000	1,517,922
∞4.375% 5/15/41		3,535,000	4,567,347
U.S. Treasury Notes
1.00% 9/30/16		27,015,000	27,059,197
1.375% 9/30/18		430,000	427,985
*2.125% 8/15/21		41,050,000	41,781,387
3.125% 5/15/21		12,500,000	13,875,963
Total U.S. Treasury Obligations
(cost $87,184,699)			89,229,801

	Number of
	Shares
Common Stock – 0.00%
=† Century Communications		1,975,000	0
† Delta Air Lines		29	218
† GenOn Energy		343	953
=∏† PT Holdings		295	3
Total Common Stock
(cost $244,598)			1,174

Convertible Preferred Stock – 0.10%
* Apache 6.00%
exercise price $109.12,
expiration date 8/1/13		4,000	204,680

	Number of		Value
	Shares		(U.S. $)
Convertible Preferred Stock (continued)
Aspen Insurance
Holdings 5.625%
exercise price $29.28,
expiration date 12/31/49		2,829	$140,566
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		247	190,561
#Chesapeake Energy
144A 5.75%
exercise price $27.94,
expiration date 12/31/49		204	224,145
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49		329	272,740
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		1,100	111,111
Total Convertible Preferred Stock
(cost $1,459,880)			1,143,803

Preferred Stock – 0.18%
Alabama Power 5.625%		19,190	477,831
# Ally Financial 144A 7.00%		900	602,747
• PNC Financial Services 8.25%		875,000	891,270
=† PT Holdings		59	0
Total Preferred Stock
(cost $2,206,533)			1,971,848

Warrant – 0.00%
@=∏ Port Townsend		59	1
Total Warrant (cost $1,416)			1

	Principal
	Amount°
Short-Term Investments – 14.05%
≠Discount Notes – 3.52%
Federal Home Loan Bank
0.001% 10/3/11	USD	3,721,643	3,721,643
0.01% 12/23/11		3,812,349	3,812,262
0.03% 11/30/11		26,318,583	26,318,161
0.04% 11/2/11		1,339,573	1,339,563
Freddie Mac 0.05% 11/2/11		4,437,873	4,437,837
			39,629,466

Repurchase Agreement – 3.63%
BNP Paribas 0.02%,
dated 9/30/11, to
be repurchased on
10/3/11, repurchase
price $40,911,467
(collateralized by U.S.
government obligations
0.625% 7/15/14, market
value $41,729,631)		40,911,399	40,911,399
			40,911,399
≠U.S. Treasury Obligations – 6.90%
U.S. Treasury Bills
0.015% 1/19/12		400,000	399,979
0.018% 12/1/11		6,305,000	6,304,899
0.023% 2/16/12		15,200,000	15,198,130
0.023% 2/23/12		14,800,000	14,798,387
0.026% 11/17/11		6,900,000	6,899,910
0.03% 3/22/12		400,000	399,910
0.035% 3/1/12		15,695,000	15,692,222
0.035% 3/29/12		800,000	799,792
0.038% 11/10/11		200,000	199,998
0.04% 10/27/11		5,200,000	5,199,958
0.05% 3/15/12		7,800,000	7,798,315
0.07% 11/3/11		300,000	299,997
0.26% 3/8/12		2,450,000	2,449,547
0.285% 1/12/12		1,200,000	1,199,934
0.298% 2/9/12		50,000	49,994
			77,690,972
Total Short-Term Investments
(cost $158,235,318)			158,231,837

Total Value of Securities
Before Securities
Lending Collateral – 100.06%
(cost $1,114,334,561)			1,127,011,400

	Number of
	Shares
Securities Lending Collateral** – 2.61%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund		425,643	409,043
Delaware Investments
Collateral Fund No.1		28,964,477	28,964,477
†@Mellon GSL
Reinvestment Trust II		1,198,247	0

Total Securities Lending Collateral
(cost $30,588,367)			29,373,520

Total Value of Securities – 102.67%
(cost $1,144,922,928)			1,156,384,920	©

Obligation to Return Securities
Lending Collateral** – (2.71%)			(30,588,367)

Receivables and Other Assets
Net of Other Liabilities – 0.04%			492,672

Net Assets Applicable to
115,217,720 Shares
Outstanding – 100.00%			$1,126,289,225

(continues)       27

Statements of net assets

Optimum Fixed Income Fund

Net Asset Value – Optimum Fixed Income Fund
Class A ($39,618,908 / 4,054,713 Shares)	$9.77
Net Asset Value – Optimum Fixed Income Fund
Class B ($4,394,864 / 450,856 Shares)	$9.75
Net Asset Value – Optimum Fixed Income Fund
Class C ($157,601,666 / 16,167,669 Shares)	$9.75
Net Asset Value – Optimum Fixed Income Fund
Institutional Class ($924,673,787 / 94,544,482 Shares)	$9.78

Components of Net Assets at September 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)	$1,076,477,674
Undistributed net investment income	17,362,196
Accumulated net realized gain on investments	13,622,121
Net unrealized appreciation of investments and
foreign currencies	18,827,234
Total net assets	$1,126,289,225

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNY — China Renminbi
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

•	Variable rate security. The rate shown is the rate as of September 30, 2011. Interest rates reset periodically.
@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $30,453,428, which represented 2.70% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2011, the aggregate amount of Rule 144A securities was $124,671,321, which represented 11.07% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2011.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2011, the aggregate amount of fair valued securities was $40,204, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2011.

∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
∏
Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale, which may limit their liquidity. At September 30, 2011, the aggregate amount of restricted securities was $4, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $84,020,275 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Fixed Income Fund
Net asset value Class A (A)	$9.77
Sales charge (4.50% of offering price) (B)	0.46
Offering price	$10.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2011:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(2,237,770)	USD	2,278,285	11/4/11	$122,167
BAML	EUR	(2,466,158)	USD	3,373,778	11/4/11	70,925
BAML	IDR	11,740,900,000	USD	(1,264,502)	11/4/11	66,603
BAML	JPY	50,558,250	USD	(662,551)	11/4/11	(6,733)
BAML	NOK	(12,041,012)	USD	2,110,662	11/4/11	63,008
BAML	PHP	20,000,000	USD	(456,517)	11/4/11	(39)
BAML	PLN	(3,742,669)	USD	1,158,076	11/4/11	32,577
BCLY	EUR	(884,601)	USD	1,190,000	11/4/11	5,280
BCLY	JPY	51,564,240	USD	(675,862)	11/4/11	(6,996)
CITI	BRL	(782,943)	USD	483,000	11/3/11	70,465
CITI	CNY	49,500	USD	(7,780)	11/15/11	(25)
CITI	EUR	(15,351,000)	USD	21,731,643	10/19/11	1,170,431
CITI	EUR	(2,146,052)	USD	2,935,295	11/4/11	61,150
CITI	GBP	(19,418,000)	USD	30,514,779	12/8/11	258,918
CITI	IDR	18,916,900,000	USD	(2,084,966)	1/31/12	40,627
CITI	JPY	(792,904,000)	USD	9,867,329	10/17/11	(415,202)
CITI	JPY	77,620,704	USD	(1,017,323)	11/4/11	(10,464)
CITI	NOK	(6,410,000)	USD	1,186,354	10/7/11	94,748
CITI	NZD	532,193	USD	(434,759)	11/4/11	(30,073)
CITI	PHP	106,370,460	USD	(2,459,657)	3/15/12	(45,034)
CITI	SGD	5,844,551	USD	(4,847,836)	12/9/11	(375,736)
DB	AUD	(2,847,000)	USD	2,787,173	10/6/11	33,418
GSC	AUD	(3,024,610)	USD	2,930,000	11/4/11	15,753
GSC	GBP	662,556	USD	(1,033,533)	11/4/11	(846)
GSC	NOK	(2,380,480)	USD	416,933	11/4/11	12,117
HSBC	AUD	(3,547,761)	USD	3,607,540	11/4/11	189,232
HSBC	EUR	(2,150,013)	USD	2,939,110	11/4/11	59,661
HSBC	KRW	1,406,354,000	USD	(1,210,079)	11/4/11	(22,155)
HSBC	NOK	(12,160,167)	USD	2,133,879	11/4/11	65,962
JPMC	BRL	(15,353,647)	USD	9,244,173	11/3/11	1,154,291
JPMC	CLP	385,515,000	USD	(763,396)	11/4/11	(22,057)
JPMC	CNY	10,338,900	USD	(1,740,000)	8/15/12	(128,365)
JPMC	EUR	(310,921)	USD	425,495	11/4/11	9,088
JPMC	IDR	39,214,907,000	USD	(4,559,873)	10/31/11	(111,561)
JPMC	IDR	(18,158,350,000)	USD	2,030,000	1/31/12	(10,360)
JPMC	INR	534,380	USD	(11,497)	7/12/12	(837)
JPMC	KRW	7,596,625,519	USD	(7,130,304)	11/14/11	(717,078)
JPMC	MXN	(21,052,375)	USD	1,792,838	11/18/11	282,833
JPMC	MYR	13,499,260	USD	(4,450,795)	4/23/12	(240,105)
JPMC	TWD	134,926,500	USD	(4,750,000)	1/11/12	(306,988)
MNB	AUD	(20,796,000)	USD	20,689,069	10/20/11	612,997
MNB	CAD	(334,000)	USD	336,735	11/17/11	18,489
MNB	NOK	(6,626,000)	USD	1,134,958	10/4/11	6,396
MNB	NOK	6,626,000	USD	(1,134,795)	10/7/11	(6,404)
MSC	AUD	(1,222,280)	USD	1,190,000	11/4/11	12,318
MSC	CNY	55,270,000	USD	(8,600,000)	8/15/12	10,543
MSC	EUR	(4,023,012)	USD	5,476,127	11/4/11	88,224
MSC	JPY	72,804,550	USD	(953,413)	11/4/11	(9,028)
MSC	KRW	5,244,469,150	USD	(1,615,919)	11/4/11	3,678
						$2,165,813

Futures Contracts

				Unrealized
Contracts to	Notional	Notional	Expiration	Appreciation
Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
964 90 Day
Euro Future	$237,019,300	$237,903,150	6/16/14	$883,850
147 90 Day
Euro Future	35,858,812	36,207,937	9/15/14	349,125
11 Euro-Bund
Future	2,113,375	2,011,262	12/8/11	(102,113)
(43) U.S. Treasury
10 yr Notes	(5,536,392)	(5,594,031)	12/20/11	(57,639)
195 U.S. Treasury
Long Notes	26,434,678	27,811,875	11/25/11	1,377,197
62 U.S. Treasury
Ultra Term
Bond	8,835,279	9,834,750	12/20/11	999,471
	$304,725,052			$3,449,891

(continues)       29

Statements of net assets

Optimum Fixed Income Fund

Swap Contracts
CDS Contracts

	Swap			Annual		Unrealized
	Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.17	USD	12,840,000	5.00%	12/20/16	$278,085
BAML	Kingdom of Spain
	5 yr CDS		1,951,000	1.00%	12/20/15	27,462
BAML	ITRAXX Europe
	Subordinate
	Financials
	16.1 5 yr CDS	EUR	7,090,000	5.00%	12/20/16	(1,471)
BCLY	CDX.N.A.HY.17	USD	9,535,000	5.00%	12/20/16	206,506
BCLY	ITRAXX Europe
	Subordinate
	Financials
	16.1 5 yr CDS	EUR	6,840,000	5.00%	12/20/16	(741)
	Kingdom of Spain
BCLY	5 yr CDS	USD	1,462,000	1.00%	3/20/15	53,726
BCLY	5 yr CDS		730,000	1.00%	3/21/16	12,988
BCLY	Republic of France
	5 yr CDS		2,504,000	0.25%	9/20/16	(14,178)
	United States of
	America
BCLY	5 yr CDS	EUR	1,706,000	0.25%	3/20/16	(340)
CITI	CDX.NA.HY.17	USD	745,000	5.00%	12/20/16	14,235
GSC	CDX.NA.HY.17		2,420,000	5.00%	12/20/16	52,412
GSC	Republic of France
	5 yr CDS		890,000	0.25%	9/20/16	(3,294)
JPMC	CDX.NA.HY.17		215,000	5.00%	12/20/16	3,840
JPMC	Meadwestvaco
	5 yr CDS		725,000	1.00%	12/20/16	4,498
JPMC	People’s Republic
	of China		2,930,000	1.00%	12/20/16	0
JPMC	Portuguese
	Republic
	5 yr CDS		1,648,000	1.00%	6/20/15	339,965
	Republic of France
JPMC	5 yr CDS		1,788,000	0.25%	9/20/16	(9,647)
JPMC	5 yr CDS		1,126,000	0.25%	12/20/16	(9,858)
JPMC	Viacom 5 yr CDS		1,225,000	1.00%	9/20/15	6,019
MSC	CDX.NA.HY.17		2,980,000	5.00%	12/20/16	53,221
MSC	Japan 5 yr CDS		1,420,000	1.00%	9/20/16	18,616
MSC	Kingdom of Spain
	5 yr CDS		1,631,000	1.00%	6/20/16	69,311
MSC	Republic of France
	5 yr CDS		1,990,000	0.25%	9/20/16	(6,659)
MSC	Republic of Italy
	5 yr CDS		1,460,000	1.00%	9/20/16	67,380
MSC	State of Israel
	5 yr CDS		1,420,000	1.00%	9/20/16	12,737
						$1,174,813
	Protection Sold/Moody’s Rating:
JPMC	Comcast
	5 yr CDS/Baa		1,225,000	1.00%	9/20/15	$10,881
JPMC	Georgia Pacific
	5 yr CDX/Baa		725,000	1.00%	12/20/16	(2,338)
JPMC	Tyson Foods
	CDS/Ba		735,000	1.00%	3/20/16	5,465
MSC	General Electric
	Capital
	5 yr CDS/Ba		3,100,000	1.00%	6/20/16	(251,229)
MSC	People’s Republic
	of China/Aa		2,700,000	1.00%	9/20/16	(107,884)
						$(345,105)
Total						$829,708

Interest Rate Swap Contracts

				Fixed		Unrealized
		Notional		Deal Receive	Maturity	Appreciation
Counterparty	Swap Referenced	Value		Rate	Date	(Depreciation)
CITI	3-Month LIBOR	AUD	8,500,000	3.25%	12/21/21	$151,402
CITI	6-Month LIBOR	AUD	3,200,000	5.75%	12/15/21	259,602
CITI	6-Month LIBOR	AUD	6,600,000	6.00%	12/15/20	578,517
	Brazil CETIP
	Interbank
MSC	Deposit	BRL	13,000,000	10.58%	1/2/14	550
	Brazil CETIP
	Interbank
MSC	Deposit	BRL	3,100,000	11.67%	1/2/14	24,687
Total			34,400,000			$1,014,758

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CDO — Collateralized Debt Obligation
CITI — Citigroup Global Markets
DB — Deutsche Bank
FGIC — Insured by Financial Guaranty Insurance Company
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
HY — High Yield
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
NATL-RE — Insured by National Public Finance Guarantee Corporation
NCUA — National Credit Union Administration
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund
September 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 95.62%Δ
Australia – 4.83%
	Amcor	351,715	$2,329,317
	AMP	491,923	1,848,364
	Australia & New Zealand
	Banking Group	47,900	889,403
	BHP Billiton	15,500	513,398
	Newcrest Mining	38,100	1,256,274
	QBE Insurance Group	169,795	2,085,877
	Telstra	1,126,198	3,355,285
	Treasury Wine Estates	16,863	63,175
			12,341,093
Austria – 0.04%
	Erste Group Bank	4,100	104,555
			104,555
Belgium – 0.50%
w†	Ageas VVPR Strip	48,482	65
	Anheuser-Busch InBev	23,900	1,268,450
			1,268,515
Bermuda – 0.28%
*	Seadrill	25,900	715,274
			715,274
Brazil – 0.66%
	BM&FBovespa	131,600	606,255
	Cia Energetica de Minas Gerais ADR	38,355	569,188
	Tractebel Energia	36,800	507,613
			1,683,056
Canada – 2.55%
	Canadian National Railway	18,300	1,222,501
	Enbridge	17,000	542,450
	First Quantum Minerals	49,500	658,709
	Gildan Activewear	15,000	389,202
*	Manulife Financial	47,300	538,741
†	QuadraFNX Mining	30,200	262,446
	Royal Bank of Canada	12,900	591,409
	Suncor Energy	25,100	640,729
	Toronto-Dominion Bank	8,600	611,918
*	TransCanada	12,600	511,308
	Trican Well Service	37,300	528,740
			6,498,153
China/Hong Kong – 2.78%
	AIA Group	235,300	666,347
	China Construction Bank Class H	1,736,300	1,050,163
*	China Merchants Bank Class H	336,000	508,260
*	China Merchants
	Holdings International	194,700	522,026
	China Mobile	55,600	543,500
	China Resources Enterprise	154,500	513,937
	China Unicom Hong Kong	326,300	663,397
*	Hong Kong Exchanges & Clearing	32,700	474,335
*†	Lentuo International ADR	19,800	76,032
*†	Melco Cown Entertainment ADR	47,500	394,725
†	New Oriental Education &
	technology Group ADR	5,200	119,444
	New World Development	315,600	301,767
	REXLot Holdings	3,195,100	189,920
†	Sohu.com	1,800	86,760
	Tencent Holdings	14,300	296,608
	Wharf Holdings	140,400	692,679
			7,099,900
Colombia – 0.20%
*	Petrominerales	25,500	501,097
			501,097
Denmark – 0.17%
	Carlsberg Class B	7,600	450,302
			450,302
France – 9.99%
	AXA	27,300	355,130
	BNP Paribas	10,100	398,124
	Carrefour	127,779	2,909,457
	Cie de Saint-Gobain	46,423	1,770,901
	Danone	24,600	1,512,074
	France Telecom	224,138	3,668,023
	GDF Suez	24,100	715,971
w†	GDF Suez VVPR Strip	8,820	12
	LVMH Moet Hennessy Louis Vuitton	4,100	541,141
	Sanofi	76,325	5,019,853
	Societe Generale	75,688	1,981,123
	Technip	9,100	728,984
*	Total	82,765	3,651,135
	Unibail-Rodamco	3,000	535,250
	Vinci	39,920	1,712,055
			25,499,233
Germany – 6.10%
	Adidas	10,800	657,171
	Allianz	10,400	974,675
	Bayerische Motoren Werke	9,400	620,906
	Continental	7,900	455,937
	Deutsche Bank	18,900	654,836
	Deutsche Telekom	259,137	3,041,373
	Gerry Weber International	27,008	768,387
	Infineon Technologies	80,500	593,910
	K+S	13,800	722,337
†	Kabel Deutschland Holding	18,400	986,403
	Merck	9,800	802,615
	Metro	10,600	449,906
	RWE	95,982	3,540,205
	SAP ADR	17,700	895,974
	Siemens	4,500	404,822
			15,569,457
Gilbraltar – 0.04%
	Bwin.Party Digital Entertainment	53,100	101,399
			101,399
(continues)       31

Statements of net assets

Optimum International Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
India – 0.54%
HDFC Bank	79,500	$751,358
Housing Development Finance	47,400	616,510
		1,367,868
Indonesia – 0.18%
Adaro Energy	2,340,500	450,621
		450,621
Ireland – 1.35%
Covidien	12,600	555,660
Experian	155,877	1,749,597
Shire ADR	8,700	817,191
WPP	36,500	338,038
		3,460,486
Israel – 1.30%
Teva Pharmaceutical Industries ADR	89,300	3,323,746
		3,323,746
Italy – 2.68%
* ENI	230,404	4,052,981
Intesa Sanpaolo	1,382,480	2,167,822
Saipem	17,500	614,135
		6,834,938
Japan – 17.68%
* Astellas Pharma	119,300	4,503,208
Bridgestone	46,100	1,045,994
Canon	116,400	5,285,263
Chiba Bank	124,200	861,444
* Daikin Industries	20,700	592,896
Daiwa Office Investment	90	232,790
HOYA	32,000	741,906
IHI	435,200	959,454
Japan Prime Realty Investment	110	282,461
Japan Tobacco	430	2,011,350
JGC	32,000	782,537
Kao	145,400	4,050,021
Kubota	86,900	708,675
Mitsubishi Chemical Holdings	88,800	602,222
Mitsui Fudosan	38,800	612,931
Nintendo	4,800	705,301
* ORIX	7,800	612,202
Seven & I Holdings	161,500	4,526,861
Shin-Etsu Chemical	19,900	976,167
Softbank	24,800	725,650
Sumitomo Electric Industries	46,300	543,766
* Sumitomo Mitsui Financial Group	21,700	611,410
* Takeda Pharmaceutical	86,800	4,116,772
Teijin	137,200	493,226
Tokio Marine Holdings	119,600	3,031,022
* Toray Industries	108,500	759,841
* Toyota Motor	70,400	2,413,255
Trend Micro	18,900	591,101
Yamato Holdings	35,900	654,503
* Zeon	118,700	1,091,008
		45,125,237
Luxembourg – 0.20%
ArcelorMittal	31,300	500,018
		500,018
Mexico – 0.49%
Fomento Economico Mexicano ADR	12,500	810,250
Grupo Modelo Series C	78,400	442,925
		1,253,175
Netherlands – 4.91%
† AEGON	119,800	485,540
ASML Holding	36,900	1,275,802
Corio	2,400	110,572
† ING Groep CVA	239,944	1,692,341
Koninklijke Ahold	280,806	3,301,958
Koninklijke DSM	16,500	717,317
Koninklijke KPN	39,500	520,198
Randstad Holding	22,500	717,236
Reed Elsevier	200,145	2,200,653
Unilever CVA	44,500	1,408,418
Wereldhave	1,500	105,479
		12,535,514
Norway – 0.49%
Aker Solutions	37,000	354,442
DnB NOR	48,000	478,384
Storebrand	82,600	415,743
		1,248,569
Republic of Korea – 1.49%
Hyundai Marine & Fire Insurance	39,400	963,479
Hyundai Mobis	1,500	423,758
Kia Motors	12,000	713,738
KT ADR	36,000	532,080
Samsung Electronics	800	557,163
Samsung Life Insurance	8,000	607,496
		3,797,714
Singapore – 3.07%
Avago Technologies	16,900	553,813
Jardine Matheson Holdings	29,200	1,327,235
* Sakari Resources	419,300	625,759
Singapore Telecommunications	1,342,700	3,238,600
United Overseas Bank	163,047	2,097,868
		7,843,275
South Africa – 0.40%
MTN Group	34,300	559,932
Naspers Class N	10,700	461,739
		1,021,671

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Spain – 4.17%
Banco Santander	164,353	$1,343,582
† Distribuidora Internacional
de Alimentacion	80,119	318,977
Iberdrola	506,510	3,424,080
Telefonica	289,897	5,555,195
		10,641,834
Switzerland – 6.24%
† Adecco	12,900	508,391
Cie Financiere Richemont Class A	12,200	543,393
† Julius Baer Group	20,900	698,363
Nestle	34,200	1,882,595
Novartis	79,154	4,421,190
Roche Holding	4,900	791,322
SGS	838	1,272,952
† Swiss Re	18,200	853,683
TE Connectivity	18,600	523,404
† Temenos Group	32,500	438,865
Xstrata	55,200	696,959
† Zurich Financial Services	15,821	3,295,221
		15,926,338
Taiwan – 1.84%
Catcher Technology	78,200	447,874
Chunghwa Telecom ADR	22,070	728,310
Mega Financial Holding	941,664	646,837
Taiwan Semiconductor
Manufacturing	1,075,269	2,420,969
United Microelectronics	1,203,000	443,772
		4,687,762
Thailand – 0.25%
Bangkok Bank Public	142,500	640,833
		640,833
United Kingdom – 20.02%
Aegis Group	200,000	385,246
Antofagasta	37,800	539,663
ARM Holdings	72,800	622,479
Associated British Foods	67,300	1,158,443
Barclays	257,300	630,911
† Barratt Developments	29,800	36,068
Bellway	12,500	120,401
BG Group	186,601	3,570,827
BP	530,768	3,181,906
Britvic	131,500	641,389
Compass Group	409,337	3,301,947
Cookson Group	15,300	102,057
GlaxoSmithKline	287,475	5,931,308
HSBC Holdings	244,407	1,871,746
Imperial Tobacco Group	52,000	1,754,650
Inchcape	95,420	412,092
† International Consolidated
Airlines Group	311,900	736,576
Kazakhmys	29,600	361,547
National Grid	108,800	1,078,288
Persimmon	14,200	99,907
Rexam	134,900	648,614
Royal Dutch Shell Class A	227,127	7,003,185
SSE	47,900	961,092
Subsea 7	35,800	680,066
† Taylor Wimpey	214,400	115,944
Tesco	768,057	4,498,375
Unilever	178,329	5,585,284
Vodafone Group	1,552,455	4,000,600
Vodafone Group ADR	41,100	1,054,215
		51,084,826
United States – 0.18%
† NII Holdings	16,800	452,760
		452,760
Total Common Stock
(cost $278,148,401)		244,029,219

Exchange-Traded Fund – 0.77%
Vanguard MSCI Emerging Markets	54,400	1,952,416
Total Exchange-Traded Fund
(cost $2,643,720)		1,952,416

Preferred Stock – 0.89%
Brazil – 0.57%
Banco Bradesco 0.71%	98,200	1,437,519
		1,437,519
Germany – 0.32%
Volkswagen 2.26%	6,242	823,654
		823,654
Total Preferred Stock
(cost $2,520,558)		2,261,173

	Principal
	Amount (U.S. $)
Short-Term Investments – 1.59%
≠Discount Notes – 0.84%
Federal Home Loan Bank
0.001% 10/3/11	$ 174,521	174,521
0.01% 12/23/11	202,480	202,475
0.03% 11/30/11	1,397,819	1,397,797
0.04% 11/2/11	86,318	86,318
Freddie Mac 0.05% 11/2/11	285,965	285,962
		2,147,073

(continues)       33

Statements of net assets

Optimum International Fund

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreement – 0.75%
BNP Paribas 0.02%, dated 9/30/11,
to be repurchased on 10/3/11,
repurchase price $1,918,484
(collateralized by U.S. government
obligations 0.625% 7/15/14,
market value $1,956,851)	$1,918,481	$1,918,481
		1,918,481
Total Short-Term Investments
(cost $4,065,556)		4,065,554

Total Value of Securities Before Securities
Lending Collateral – 98.87%
(cost $287,378,235)		252,308,362

	Number of
	Shares
Securities Lending Collateral** – 8.19%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	207,192	199,112
Delaware Investments
Collateral Fund No.1	20,700,281	20,700,281
†@Mellon GSL Reinvestment Trust II	620,609	0
Total Securities Lending Collateral
(cost $21,528,082)		20,899,393

Total Value of Securities – 107.06%
(cost $308,906,317)		273,207,755 ©
Obligation to Return Securities
Lending Collateral** – (8.44%)		(21,528,082)
Receivables and Other Assets Net of
Other Liabilities – 1.38%		3,515,934
Net Assets Applicable to 27,396,592
Shares Outstanding – 100.00%		$255,195,607

Net Asset Value – Optimum International Fund
Class A ($8,713,527 / 939,099 Shares)		$9.28
Net Asset Value – Optimum International Fund
Class B ($1,379,205 / 151,810 Shares)		$9.09
Net Asset Value – Optimum International Fund
Class C ($30,932,307 / 3,402,908 Shares)		$9.09
Net Asset Value – Optimum International Fund
Institutional Class ($214,170,568 / 22,902,775 Shares)		$9.35

Components of Net Assets at September 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$340,258,816
Undistributed net investment income		4,185,282
Accumulated net realized loss on investments		(53,768,397)
Net unrealized depreciation of investments
and foreign currencies		(35,480,094)
Total net assets		$255,195,607

Δ	Securities have been classified by country of origin. Classification by type of business has been presented in page 4 in “Security type/country/sector allocations.”
w	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $19,858,363 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum International Fund
Net asset value Class A (A)	$9.28
Sales charge (5.75% of offering price) (B)	0.57
Offering price	$9.85

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2011: 1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
CITI	AUD	2,557,000	USD	(2,703,754)	10/7/11	$(230,843)
CITI	CAD	(1,871,000)	USD	1,891,088	10/7/11	106,609
CITI	CHF	765,000	USD	(852,478)	10/7/11	(8,443)
CITI	DKK	692,000	USD	(126,091)	10/7/11	(1,529)
CITI	EUR	(5,025,500)	USD	6,943,770	10/7/11	211,966
CITI	GBP	(150,500)	USD	235,855	10/7/11	1,212
CITI	JPY	113,077,000	USD	(1,466,885)	10/7/11	(685)
CITI	MXN	11,625,000	USD	(947,570)	10/7/11	(110,248)
CITI	NOK	(18,982,000)	USD	3,455,424	10/7/11	222,838
CITI	SEK	17,265,000	USD	(2,655,434)	10/7/11	(141,049)
CITI	SGD	4,940,277	USD	(4,039,828)	10/7/11	(260,211)
DB	AUD	(900,000)	USD	875,828	10/7/11	5,425
DB	HKD	895,000	USD	(114,964)	10/7/11	(26)
MNB	AUD	(343,584)	USD	334,506	10/4/11	2,084
MNB	AUD	(6,564,000)	USD	7,161,587	10/31/11	834,254
MNB	CHF	(250,000)	USD	276,091	10/3/11	286
MNB	CHF	(375,000)	USD	413,679	10/4/11	(36)
MNB	CHF	(2,840,500)	USD	3,173,743	1/31/12	31,277
MNB	EUR	(115,000)	USD	154,434	10/4/11	384
MNB	EUR	(81,500)	USD	113,125	10/7/11	3,953
MNB	HKD	(895,000)	USD	114,959	10/3/11	26
MNB	HKD	73,000	USD	(9,362)	10/7/11	13
MNB	THB	(4,747,640)	USD	152,192	10/4/11	(226)
MNB	THB	(1,886,100)	USD	60,174	10/5/11	(373)
MNB	TWD	219,650	USD	(7,237)	10/3/11	(27)
MNB	TWD	2,771,880	USD	(90,641)	10/4/11	353
MSC	CAD	4,157,000	USD	(4,313,476)	10/7/11	(348,708)
MSC	CHF	(77,000)	USD	95,205	10/7/11	10,250
MSC	EUR	(90,000)	USD	122,290	10/7/11	1,732
MSC	GBP	2,286,000	USD	(3,730,820)	10/7/11	(166,747)
MSC	JPY	136,935,000	USD	(1,791,393)	10/7/11	(15,841)
MSC	NOK	5,113,000	USD	(935,947)	10/7/11	(65,216)
MSC	SGD	(5,600,785)	USD	4,451,049	10/7/11	166,102
UBS	CHF	250,000	USD	(276,106)	10/7/11	(277)
						$248,279

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CITI — Citigroup Global Markets
CVA — Dutch Certificate
DB — Deutsche Bank
DKK — Danish Krone
EUR — European Monetary Unit
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
VVPR Strip — Dividend Coupon
THB — Thailand Baht
TWD — Taiwan Dollar
UBS — United Bank of Switzerland
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)       35

Statements of net assets

Optimum Large Cap Growth Fund
September 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 95.46%²
Consumer Discretionary – 25.33%
	Abercrombie & Fitch Class A	34,350	$2,114,586
†	Amazon.com	89,251	19,298,744
†	AutoZone	5,531	1,765,440
	British Sky Broadcasting Group
	(United Kingdom)	114,901	1,183,231
*†	CarMax	39,000	930,150
	Carnival (United Kingdom)	26,128	814,323
	CBS Class B	38,500	784,630
†	Chipotle Mexican Grill	4,500	1,363,275
	Cie Financiere Richemont ADR	1,126,003	5,076,472
	Coach	71,148	3,687,601
	Comcast Class A	119,500	2,497,550
	Costco Wholesale	17,700	1,453,524
†	Discovery Communications Class A	8,900	334,818
†	Disney (Walt)	38,200	1,152,112
†	Dollar General	31,950	1,206,432
†	eBay	201,700	5,948,133
	Estee Lauder Class A	40,597	3,566,040
*	Fastenal	62,900	2,093,312
*†	Focus Media Holding ADR	184,525	3,098,175
*†	Fossil	7,800	632,268
†	Hanesbrands	71,400	1,785,714
	Harley-Davidson	13,500	463,455
*†	Hertz Global Holdings	71,500	636,350
	Home Depot	43,050	1,415,054
*†	IAC/InterActiveCorp	77,500	3,065,125
	Johnson Controls	20,500	540,585
†	Las Vegas Sands	97,550	3,740,067
	Lear	35,650	1,529,385
	Li & Fung (China)
	(Hong Kong Exchange)	876,000	1,461,659
†	Liberty Interactive Class A	38,600	570,122
	Lowe’s	196,050	3,791,607
	Marriott International Class A	50,680	1,380,523
	McDonald’s	105,966	9,305,934
*†	MGM Resorts International	45,100	418,979
	NIKE Class B	107,587	9,199,764
†	O’Reilly Automotive	35,554	2,368,963
*†	Prada (Italy)	155,900	657,633
†	priceline.com	22,340	10,040,936
	PVH	39,600	2,306,304
	Ralph Lauren	8,300	1,076,510
	Ross Stores	9,900	779,031
*	Royal Caribbean Cruises	13,200	285,648
	Sotheby’s	5,560	153,289
	Starbucks	205,635	7,668,129
*	Starwood Hotels &
	Resorts Worldwide	23,800	923,916
	Target	73,100	3,584,824
	Tiffany & Co	39,838	2,422,947
	Time Warner	145,376	4,356,919
*	TJX	157,122	8,715,557
†	Toll Brothers	100,800	1,454,544
†	VistaPrint (Netherlands)	105,850	2,861,126
†	WABCO Holdings	29,750	1,126,335
*	Western Union	59,100	903,639
	Wynn Resorts	39,512	4,547,041
	Yum Brands	115,642	5,711,558
			160,249,988
Consumer Staples – 4.79%
	Coca-Cola	56,050	3,786,738
	CVS Caremark	124,850	4,192,463
*†	Green Mountain Coffee Roasters	41,598	3,866,118
†	Hansen Natural	7,000	611,030
	PepsiCo	79,450	4,917,955
	Philip Morris International	75,700	4,722,166
	Procter & Gamble	80,600	5,092,308
	Unilever (Netherlands)	79,350	2,498,732
	Whole Foods Market	9,400	613,914
			30,301,424
Energy – 7.48%
	Anadarko Petroleum	21,669	1,366,230
	Arch Coal	129,550	1,888,839
	Baker Hughes	111,550	5,149,148
†	Cameron International	28,000	1,163,120
	Cimarex Energy	6,300	350,910
	ConocoPhillips	94,850	6,005,902
*†	Continental Resources	29,526	1,428,173
	EOG Resources	19,100	1,356,291
†	FMC Technologies	39,900	1,500,240
	Halliburton	202,180	6,170,534
	Marathon Petroleum	52,500	1,420,650
	National Oilwell Varco	45,067	2,308,332
†	Newfield Exploration	30,600	1,214,514
	Occidental Petroleum	80,500	5,755,750
	Peabody Energy	19,200	650,496
	Pioneer Natural Resources	3,500	230,195
	Royal Dutch Shell ADR	100,900	6,207,367
	Schlumberger	35,700	2,132,361
	Suncor Energy (Canada)	28,800	732,672
†	Whiting Petroleum	8,600	301,688
			47,333,412
Financial Services – 6.74%
†	Affiliated Managers Group	14,850	1,159,043
	American Express	52,500	2,357,250
	Annaly Capital Management	91,050	1,514,162
†	CB Richard Ellis Group Class A	35,600	479,176
	CME Group	11,050	2,722,720
	Franklin Resources	20,200	1,931,928
	Home Properties	21,800	1,237,368
	Hutchison Port Holdings Trust
	(Singapore)	2,758,000	1,841,006

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Financial Services (continued)
†	IntercontinentalExchange	12,500	$1,478,250
	Invesco	61,000	946,110
	JPMorgan Chase	86,100	2,593,332
	KKR	104,850	1,090,440
	MasterCard Class A	23,600	7,484,976
	Public Storage	20,100	2,238,135
	U.S. Bancorp	175,295	4,126,444
†	Verisk Analytics Class A	34,100	1,185,657
*	Visa Class A	96,698	8,288,952
			42,674,949
Healthcare – 9.23%
	Aetna	165,550	6,017,742
†	Alexion Pharmaceuticals	9,900	634,194
	Allergan	47,906	3,946,496
	AmerisourceBergen	14,100	525,507
*	Baxter International	8,800	494,032
†	Biogen Idec	51,340	4,782,321
	Bristol-Myers Squibb	78,450	2,461,761
†	Celgene	12,900	798,768
	CIGNA	54,850	2,300,409
	Covidien (Ireland)	91,450	4,032,945
*†	Dendreon	50,100	450,900
†	Edwards Lifesciences	10,700	762,696
†	Express Scripts	114,600	4,248,222
†	Gilead Sciences	55,050	2,135,940
*†	Human Genome Sciences	124,950	1,585,616
*†	Insulet	58,150	887,369
	Johnson & Johnson	50,850	3,239,654
	McKesson	28,700	2,086,490
	Mead Johnson Nutrition	51,018	3,511,569
	Pfizer	169,734	3,000,897
	Stryker	19,700	928,461
	Teva Pharmaceutical Industries ADR	41,900	1,559,518
†	Thermo Fisher Scientific	77,650	3,932,196
	UnitedHealth Group	45,700	2,107,684
	Universal Health Services Class B	42,000	1,428,000
	Valeant Pharmaceuticals
	International (Canada)	14,400	534,528
			58,393,915
Materials & Processing – 6.21%
	Air Products & Chemicals	8,900	679,693
	BHP Billiton (Australia)	35,876	1,188,300
	Celanese Class A	40,370	1,313,236
	Dow Chemical	122,896	2,760,244
	Freeport-McMoRan Copper & Gold	32,399	986,550
	International Paper	27,500	639,375
*†	Molycorp	36,850	1,211,260
	Monsanto	101,650	6,103,066
	Mosaic	37,850	1,853,515
	Potash Corp. of Saskatchewan
	(Canada)	19,000	821,180
	PPG Industries	47,286	3,341,229
	Praxair	106,923	9,995,161
*	Precision Castparts	46,971	7,302,111
†	Rockwood Holdings	32,200	1,084,818
			39,279,738
Producer Durables – 10.63%
	3M	11,700	839,943
†	Agilent Technologies	62,045	1,938,906
†	Babcock & Wilcox	19,700	385,135
	Boeing	21,700	1,313,067
	Caterpillar	26,900	1,986,296
	Cooper Industries	13,200	608,784
	CSX	93,600	1,747,512
	Cummins	72,575	5,926,475
	Danaher	196,506	8,241,461
	Deere	28,100	1,814,417
	Eaton	90,743	3,221,377
	Emerson Electric	13,400	553,554
	Expeditors International of
	Washington	23,100	936,705
	FedEx	61,100	4,135,248
	Fluor	9,562	445,111
	Goodrich	24,100	2,908,388
	Grainger (W.W.)	4,300	643,022
*	Ingersoll-Rand (Ireland)	47,600	1,337,084
	Joy Global	11,700	729,846
†	Kansas City Southern	14,700	734,412
†	McDermott International	39,300	422,868
	Republic Services	58,750	1,648,525
	Rockwell Automation	30,524	1,709,344
*	Roper Industries	10,900	751,119
	Stanley Black & Decker	72,750	3,572,025
	Towers Watson Class A	23,400	1,398,852
	Tyco International (Switzerland)	69,050	2,813,788
	Union Pacific	73,774	6,025,122
	United Parcel Service Class B	89,250	5,636,138
†	United Rentals	74,050	1,247,002
	United Technologies	22,400	1,576,064
			67,247,590
Technology – 25.05%
	Accenture Class A (Ireland)	79,513	4,188,745
†	Adobe Systems	35,650	861,661
†	American Tower Class A	137,750	7,410,950
†	Apple	110,812	42,239,317
†	Autodesk	28,200	783,396
	Avago Technologies (Singapore)	86,800	2,844,436
†	Baidu ADR	89,532	9,571,865
	Broadcom Class A	80,750	2,688,168
*†	Check Point Software Technologies
	(Israel)	38,279	2,019,600
*†	Ciena	62,400	698,880

(continues)       37

Statements of net assets

Optimum Large Cap Growth Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Technology (continued)
	Cisco Systems	62,600	$969,674
†	Cognizant Technology Solutions
	Class A	34,900	2,188,230
	Corning	137,600	1,700,736
†	Crown Castle International	92,400	3,757,908
*†	Ctrip.com International ADR	24,700	794,352
*†	EMC	164,000	3,442,360
=†@	Facebook Class A	13,038	406,096
=†@	Facebook Class B	30,629	954,005
†	Google Class A	31,268	16,083,633
†	IHS Class A	18,750	1,402,688
	International Business Machines	37,100	6,493,613
†	Juniper Networks	60,600	1,045,956
†	Lam Research	36,550	1,388,169
=#†@	Mail.ru Group 144A GDR	21,800	649,027
†	NetApp	36,850	1,250,689
†	NICE Systems ADR	44,300	1,344,505
*†	Nuance Communications	30,600	623,016
†	NXP Semiconductors (Netherlands)	21,600	304,992
†	ON Semiconductor	66,500	476,805
	Oracle	318,157	9,143,832
	QUALCOMM	198,550	9,655,486
†	Red Hat	70,319	2,971,681
†	Riverbed Technology	15,750	314,370
†	Rovi	15,700	674,786
*†	salesforce.com	37,809	4,320,813
†	SanDisk	14,500	585,075
	Seagate Technology (Ireland)	131,650	1,353,362
*†	Sina (China) (Hong Kong Exchange)	10,100	723,261
†	Skyworks Solutions	112,650	2,020,941
	Taiwan Semiconductors
	Manufacturing ADR	87,250	997,268
	Tencent Holdings (China)
	(Hong Kong Exchange)	63,400	1,315,033
†	Teradata	10,700	572,771
	Texas Instruments	45,350	1,208,578
†	Trimble Navigation	18,200	610,610
=†@	Twitter	7,812	125,724
	Vodafone Group ADR	90,450	2,320,042
*†	Youku.com ADR	60,213	985,085
			158,482,190
Total Common Stock
	(cost $594,133,011)		603,963,206

		Principal
		Amount (U.S. $)
Convertible Bond – 0.04%
#@	Molycorp 144A 3.25%
	exercise price $71.40,
	expiration date 6/13/16	$273,000	249,795
Total Convertible Bond
	(cost $273,000)		249,795

		Number of
		Shares
Convertible Preferred Stock – 0.04%
=†@	Twitter Series A	20	322
=†@	Twitter Series B	317	5,102
=†@	Twitter Series C	81	1,304
=†@	Twitter Series D	2,999	48,264
=†@	Twitter Series G-2	12,309	198,096
Total Convertible Preferred Stock
	(cost $253,088)		253,088

Exchange-Traded Fund – 0.20%
*†	SPDR® Gold Trust	8,120	1,283,610
Total Exchange-Traded Fund
	(cost $1,096,044)		1,283,610

Preferred Stock – 0.17%
*	Wells Fargo 8.00%	38,550	1,063,209
Total Preferred Stock (cost $741,030)			1,063,209

		Principal
		Amount (U.S. $)
Short-Term Investments – 3.45%
≠Discount Notes – 1.74%
	Federal Home Loan Bank
	0.001% 10/3/11	$983,922	983,922
	0.01% 12/23/11	904,002	903,982
	0.03% 11/30/11	6,240,788	6,240,687
	0.04% 11/2/11	667,001	666,996
	Freddie Mac 0.05% 11/2/11	2,209,709	2,209,691
			11,005,278
Repurchase Agreement – 1.71%
	BNP Paribas 0.02%, dated
	9/30/11, to be repurchased
	on 10/3/11, repurchase price
	$10,816,107 (collateralized by
	U.S. government obligations
	0.625% 7/15/14, market value
	$11,032,412)	10,816,089	10,816,089
			10,816,089
Total Short-Term Investments
	(cost $21,821,337)		21,821,367

Total Value of Securities Before Securities
	Lending Collateral – 99.36%
	(cost $618,317,510)		628,634,275

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral** – 6.78%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	571,128	$548,854
Delaware Investments
Collateral Fund No.1	42,358,187	42,358,187
†@Mellon GSL Reinvestment Trust II	999,997	0
Total Securities Lending Collateral
(cost $43,929,312)		42,907,041

Total Value of Securities – 106.14%
(cost $662,246,822)		671,541,316 ©
Obligation to Return Securities
Lending Collateral** – (6.94%)		(43,929,312)
Receivables and Other Assets Net
of Other Liabilities – 0.80%		5,086,563
Net Assets Applicable to 59,589,376
Shares Outstanding – 100.00%		$632,698,567

Net Asset Value – Optimum Large Cap Growth Fund
Class A ($27,884,617 / 2,658,999 Shares)		$10.49
Net Asset Value – Optimum Large Cap Growth Fund
Class B ($4,012,750 / 403,807 Shares)		$ 9.94
Net Asset Value – Optimum Large Cap Growth Fund
Class C ($100,016,019 / 10,067,597 Shares)		$ 9.93
Net Asset Value – Optimum Large Cap Growth Fund
Institutional Class ($500,785,181 / 46,458,973 Shares)		$10.78

Components of Net Assets at September 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$711,019,379
Accumulated net realized loss on investments		(87,664,677)
Net unrealized appreciation of investments and
foreign currencies		9,343,865
Total net assets		$632,698,567

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2011, the aggregate amount of fair valued securities was $2,387,940, which represented 0.38% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $2,637,735, which represented 0.42% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2011, the aggregate amount of Rule 144A securities was $898,822, which represented 0.14% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $41,123,187 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Growth Fund
Net asset value Class A (A)	$10.49
Sales charge (5.75% of offering price) (B)	0.64
Offering price	$11.13

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2011:1

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	EUR	(42,314)	USD	57,340	10/3/11	$657
MNB	GBP	9,964	USD	(15,549)	10/5/11	(14)
						$643

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)       39

Statements of net assets

Optimum Large Cap Value Fund
September 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 98.16%
Consumer Discretionary – 12.20%
	Advance Auto Parts	31,500	$1,830,150
	Coach	171,265	8,876,665
	Comcast Class A Special	94,220	1,949,412
	Copa Holdings Class A (Panama)	181,852	11,142,072
	Disney (Walt)	133,800	4,035,408
*†	General Motors	29,230	589,861
*	Hasbro	86,780	2,829,896
	Johnson Controls	91,570	2,414,701
	Kohl’s	23,580	1,157,778
	McDonald’s	16,280	1,429,710
	Omnicom Group	85,040	3,132,874
*†	PulteGroup	87,720	346,494
	Ross Stores	46,352	3,647,439
	Sherwin-Williams	36,200	2,690,384
	Staples	65,820	875,406
	Target	93,330	4,576,903
*	TJX	232,920	12,920,072
	Viacom Class B	72,930	2,825,308
	Yum Brands	145,452	7,183,874
			74,454,407
Consumer Staples – 12.30%
	Altria Group	402,087	10,779,952
	Colgate-Palmolive	67,998	6,030,063
	CVS Caremark	59,041	1,982,597
	Diageo (United Kingdom)	256,205	4,884,338
	General Mills	135,190	5,200,759
	Kellogg	150,842	8,023,286
	Nestle (Switzerland)	70,987	3,907,595
	PepsiCo	185,514	11,483,317
	Philip Morris International	293,528	18,310,276
	Procter & Gamble	26,076	1,647,482
	Reynolds American	53,270	1,996,560
	Smucker (J.M.)	11,670	850,626
			75,096,851
Energy – 12.47%
	Apache	42,180	3,384,523
	Chevron	147,303	13,628,474
*	Core Laboratories (Netherlands)	76,565	6,877,834
*	Diamond Offshore Drilling	112,355	6,150,313
*	EOG Resources	18,100	1,285,281
	Exxon Mobil	230,254	16,723,347
	Hess	22,520	1,181,399
	HollyFrontier	259,840	6,813,005
	Marathon Oil	282,630	6,099,155
	Occidental Petroleum	62,840	4,493,060
*	RPC	480,102	7,835,265
	Transocean (Switzerland)	34,020	1,624,115
			76,095,771
Financials – 18.53%
	ACE (Switzerland)	42,560	2,579,136
	AFLAC	141,371	4,940,916
*	American Capital Agency	306,333	8,301,623
	Annaly Mortgage Management	398,684	6,630,115
	Aon	72,050	3,024,659
	Apartment Investment & Management	290,817	6,432,872
	Bank of America	423,710	2,593,105
	Bank of New York Mellon	265,516	4,935,942
	BlackRock	19,801	2,930,746
*	Chimera Investment	1,865,531	5,167,521
	Chubb	38,290	2,297,017
	Eaton Vance	260,166	5,793,897
	Federated Investors Class B	318,241	5,578,765
	Franklin Resources	7,490	716,344
	Goldman Sachs Group	75,940	7,180,127
	JPMorgan Chase	245,400	7,391,448
	Lazard Class A (Bermuda)	204,560	4,316,216
	MasterCard Class A	7,060	2,239,150
	MetLife	190,650	5,340,107
	Moody’s	28,880	879,396
	PNC Financial Services Group	45,190	2,177,706
	Prudential Financial	83,890	3,931,085
	State Street	74,160	2,384,986
	SunTrust Banks	22,830	409,799
	Travelers	71,090	3,464,216
	Waddell & Reed Financial Class A	235,411	5,887,629
	Wells Fargo	229,840	5,543,741
			113,068,264
Healthcare – 13.29%
	Abbott Laboratories	206,264	10,548,342
	Becton, Dickinson	40,680	2,982,658
†	Endo Pharmaceuticals Holdings	250,980	7,024,930
†	Gilead Sciences	180,684	7,010,539
	Herbalife (Cayman Islands)	185,650	9,950,840
	Johnson & Johnson	142,660	9,088,869
*	Lilly (Eli)	157,514	5,823,293
	Medtronic	120,510	4,005,752
	Merck	39,010	1,276,017
	Pfizer	422,915	7,477,137
*	Quest Diagnostics	33,340	1,645,662
	Roche Holding (Switzerland)	10,619	1,714,908
	St. Jude Medical	54,320	1,965,841
†	Thermo Fisher Scientific	35,150	1,779,996
*†	Waters	116,460	8,791,565
			81,086,349
Industrials – 9.83%
	3M	129,250	9,278,858
	Canadian National Railway (Canada)	24,410	1,625,218
	Cummins	39,440	3,220,670
	Danaher	79,230	3,322,906

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
Eaton	40,660	$1,443,430
Fluor	10,150	472,483
Honeywell International	99,300	4,360,263
† Huntington Ingalls Industries	10,993	267,460
Joy Global	37,360	2,330,517
* Lockheed Martin	245,495	17,832,756
Northrop Grumman	65,300	3,406,048
Stanley Black & Decker	61,107	3,000,354
Tyco International (Switzerland)	64,500	2,628,375
United Technologies	96,540	6,792,554
		59,981,892
Information Technology – 11.71%
Accenture Class A (Ireland)	236,385	12,452,762
† Apple	22,567	8,602,089
ASML Holding (Netherlands)	33,000	1,139,820
Cisco Systems	142,690	2,210,268
Corning	327,239	4,044,674
* Dun & Bradstreet	24,350	1,491,681
† Fiserv	3,080	156,372
Hewlett-Packard	51,280	1,151,236
Intel	138,890	2,962,524
International Business Machines	85,006	14,878,599
Microsoft	342,462	8,523,879
Oracle	225,430	6,478,858
† Western Digital	226,069	5,814,495
* Western Union	103,820	1,587,408
		71,494,665
Materials – 3.29%
Air Products & Chemicals	39,870	3,044,872
CF Industries Holdings	42,505	5,244,692
Cliffs Natural Resources	72,554	3,712,588
Freeport-McMoRan Copper & Gold	71,596	2,180,098
*† Owens-Illinois	167,581	2,533,825
PPG Industries	47,880	3,383,201
		20,099,276
Telecommunications – 3.56%
AT&T	310,610	8,858,597
Vodafone Group (United Kingdom)	1,725,177	4,445,696
* Windstream	722,205	8,420,910
		21,725,203
Utilities – 0.98%
PG&E	81,280	3,438,957
PPL	41,230	1,176,704
Public Service Enterprise Group	40,700	1,358,159
		5,973,820
Total Common Stock
(cost $622,842,532)		599,076,498

Convertible Preferred Stock – 0.09%
PPL 9.50% exercise price $28.80,
expiration date 7/1/13	9,830	546,351
Total Convertible Preferred Stock
(cost $491,500)		546,351

	Principal
	Amount (U.S. $)
Short-Term Investments – 1.70%
≠Discount Notes – 0.67%
Federal Home Loan Bank
0.001% 10/3/11	$569,424	569,424
0.01% 12/23/11	347,998	347,990
0.03% 11/30/11	2,402,410	2,402,372
0.04% 11/2/11	175,968	175,967
Freddie Mac 0.05% 11/2/11	582,964	582,959
		4,078,712
Repurchase Agreement – 1.03%
BNP Paribas 0.02%, dated 9/30/11,
to be repurchased on 10/3/11,
repurchase price $6,259,592
(collateralized by U.S.
government obligations
0.625% 7/15/14,
market value $6,384,774)	6,259,582	6,259,582
		6,259,582
Total Short-Term Investments
(cost $10,338,294)		10,338,294

Total Value of Securities Before
Securities Lending Collateral –
99.95% (cost $633,672,326)		609,961,143

	Number of
	Shares
Securities Lending Collateral** – 11.92%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	402,485	386,788
Delaware Investments
Collateral Fund No.1	72,390,911	72,390,911
†@Mellon GSL Reinvestment Trust II	996,642	0
Total Securities Lending Collateral
(cost $73,790,038)		72,777,699

Total Value of Securities – 111.87%
(cost $707,462,364)		682,738,842	©
Obligation to Return Securities
Lending Collateral** – (12.09%)		(73,790,038)
Receivables and Other Assets
Net of Other Liabilities – 0.22%		1,342,746
Net Assets Applicable to 65,182,221
Shares Outstanding – 100.00%		$610,291,550

(continues)       41

Statements of net assets

Optimum Large Cap Value Fund

Net Asset Value – Optimum Large Cap Value Fund
Class A ($27,197,592 / 2,905,962 Shares)	$9.36
Net Asset Value – Optimum Large Cap Value Fund
Class B ($3,864,730 / 416,745 Shares)	$9.27
Net Asset Value – Optimum Large Cap Value Fund
Class C ($94,965,894 / 10,246,364 Shares)	$9.27
Net Asset Value – Optimum Large Cap Value Fund
Institutional Class ($484,263,334 / 51,613,150 Shares)	$9.38

Components of Net Assets at September 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)	$790,194,475
Undistributed net investment income	4,334,605
Accumulated net realized loss on investments	(159,542,474)
Net unrealized depreciation of investments
and foreign currencies	(24,695,056)
Total net assets	$610,291,550

*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $70,947,228 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Value Fund
Net asset value Class A (A)	$9.36
Sales charge (5.75% of offering price) (B)	0.57
Offering price	$9.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2011:1

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	GBP	(232,988)	USD	363,759	10/4/11	$500
MNB	GBP	(158,942)	USD	248,488	10/5/11	677
						$1,177

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of Abbreviations:
GBP — British Pound Sterling
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund
September 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 97.08%
Consumer Discretionary – 21.29%
*	Aaron’s	38,499	$972,100
	Abercrombie & Fitch Class A	42,900	2,640,924
†	AMC Networks Class A	20,600	658,170
*†	Avis Budget Group	60,170	581,844
*†	Bally Technologies	67,000	1,807,660
*	Brunswick	89,680	1,259,107
*†	Cheesecake Factory	55,010	1,355,997
*†	Children’s Place Retail Stores	15,000	697,950
*	Cinemark Holdings	59,680	1,126,758
*	Columbia Sportswear	19,560	907,584
*†	Constant Contact	15,000	259,350
*†	Deckers Outdoor	26,260	2,449,008
	Domino’s Pizza (United Kingdom)	240,720	1,659,461
†	Dufry (Switzerland)	10,049	878,418
	Estacio Participacoes (Brazil)	69,710	601,906
*	Express	101,650	2,062,479
*†	Gaylord Entertainment	120,000	2,320,800
*†	GNC Holdings	61,670	1,240,800
	Guess	22,000	626,780
†	Hanesbrands	98,830	2,471,738
*†	Hertz Global Holdings	56,500	502,850
*†	IAC/InterActive	57,880	2,289,154
	Jarden	55,000	1,554,300
*†	Life Time Fitness	38,000	1,400,300
†	LKQ	60,000	1,449,600
	Localiza Rent a Car (Brazil)	56,360	742,982
*†	Lululemon Athletica (Canada)	35,000	1,702,750
*†	Lumber Liquidators Holdings	66,180	999,318
†	Madden (Steven)	19,135	575,964
†	Meritor	106,200	749,772
*†	Pier 1 Imports	103,000	1,007,340
†	Pinnacle Entertainment	135,000	1,225,800
*	Pool	45,000	1,178,100
	PVH	10,000	582,400
*†	rue21	37,870	859,270
†	Rush Enterprises Class A	65,000	920,400
*†	Saks	67,500	590,625
*†	Shutterfly	66,550	2,740,529
*†	Skullcandy	1,200	16,956
*†	Tempur-Pedic International	18,800	989,068
	Texas Roadhouse	40,100	530,122
*	Thor Industries	27,600	611,340
*†	True Religion Apparel	20,800	560,768
†	Ulta Salon Cosmetics & Fragrance	23,970	1,491,653
*	Vail Resorts	23,500	888,065
†	WABCO Holdings	13,000	492,180
*†	Warnaco Group	23,000	1,060,070
	Weight Watchers International	43,270	2,520,478
†	WMS Industries	55,000	967,450
			57,778,438
Consumer Staples – 3.55%
*†	Chefs’ Warehouse Holdings	65,000	764,400
*	Diamond Foods	39,120	3,121,385
*†	Fresh Market	24,640	940,262
*†	Green Mountain Coffee Roasters	51,800	4,814,292
			9,640,339
Energy – 6.01%
†	Atwood Oceanics	102,910	3,535,987
	Cabot Oil & Gas	8,000	495,280
*†	Carrizo Oil & Gas	40,160	865,448
*	Core Laboratories (Netherlands)	14,000	1,257,620
*†	FMC Technologies	58,000	2,180,800
*†	Hornbeck Offshore Services	49,170	1,224,825
*†	Houston America Energy	28,200	388,032
*†	ION Geophysical	157,378	744,398
*†	James River Coal	94,050	599,099
*†	Northern Oil & Gas	19,000	368,410
*†	Quicksilver Resources	49,200	372,936
†	Real Goods Solar Class A	150,000	273,000
*†	Rosetta Resources	72,970	2,497,033
	SM Energy	19,000	1,152,350
†	Swift Energy	15,000	365,100
			16,320,318
Financial Services – 8.24%
*†	Advent Software	20,000	417,000
	Associated Banc-Corp	42,100	391,530
	Associated Estates Realty	136,000	2,102,559
	Berkshire Hills Bancorp	25,500	470,985
*	BioMed Realty Trust	105,000	1,739,850
	Coresite Realty	51,300	736,155
*	DuPont Fabros Technology	70,000	1,378,300
†	Enstar Group (Bermuda)	6,700	638,041
*	Extra Space Storage	63,600	1,184,868
	First Busey	177,800	773,430
	Hancock Holdings	27,318	731,576
†	Justice Holdings (United Kingdom)	82,381	1,214,046
	Kaiser Federal Financial Group	54,674	645,153
*	Kilroy Realty	15,000	469,500
	Kite Realty Group Trust	245,000	896,700
†	Knight Capital Group Class A	75,410	916,986
	Lakeland Financial	19,300	398,738
	MB Financial	54,000	794,880
*†	NetSpend Holdings	37,300	191,722
	Pacific Continental	63,000	446,670
	Sandy Spring Bancorp	32,400	474,012
	SEI Investments	35,000	538,300
†	Signature Bank	33,060	1,577,954
	Summit Hotel Properties	12,000	84,720
†	SVB Financial Group	15,000	555,000
	Trico Bancshares	27,350	335,585
	Valley National Bancorp	121,917	1,291,101
*†	World Acceptance	17,000	951,150
			22,346,511

(continues)       43

Statements of net assets

Optimum Small-Mid Cap Growth Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Healthcare – 15.95%
†	ABIOMED	75,460	$832,324
*†	Akorn	60,000	468,600
†	Alexion Pharmaceuticals	31,000	1,985,860
*†	Alimera Sciences	26,100	208,800
†	Allscripts Healthcare Solutions	59,560	1,073,271
*†	Anthera Pharmaceuticals	24,500	116,865
*†	Ardea Biosciences	31,260	488,281
*†	Auxilium Pharmaceuticals	39,000	584,610
*†	BioMarin Pharmaceuticals	51,000	1,625,370
*†	Catalyst Health Solutions	35,430	2,043,957
*†	Cepheid	32,900	1,277,507
*†	Chelsea Therapeutics International	72,000	262,800
†	Community Health Systems	30,000	499,200
†	eResearch Technology	31,300	139,598
*†	Exelixis	88,630	483,920
†	Gen-Probe	56,400	3,228,899
†	HealthSouth	22,500	335,925
*†	HeartWare International	17,180	1,106,564
	Hill-Rom Holdings	13,300	399,266
*†	Horizon Pharma	15,000	104,850
*†	Immunogen	52,600	576,496
*†	Incyte	66,300	926,211
*†	Insulet	50,170	765,594
†	InterMune	17,000	343,400
*†	Ironwood Pharmaceuticals	77,400	835,920
*†	Isis Pharmaceuticals	61,000	413,580
†	Mednax	15,000	939,600
*†	Micromet	80,000	384,000
*†	NPS Pharmaceuticals	74,000	481,740
*†	NuVasive	41,450	707,552
†	ONYX Pharmaceuticals	46,600	1,398,466
†	Orthofix International (Curacao)	26,640	919,346
*†	PAREXEL International	70,370	1,332,104
	Patterson	51,000	1,460,130
	Pharmaceutical Product
	Development	84,580	2,170,323
*	Quality Systems	7,500	727,500
†	Raptor Pharmaceutical	35,000	157,850
*†	Salix Pharmaceuticals	38,390	1,136,344
*†	Seattle Genetics	120,710	2,300,733
†	Sirona Dental Systems	37,000	1,569,170
†	SXC Health Solutions	39,860	2,220,202
†	United Therapeutics	1,800	67,482
†	Volcano	39,939	1,183,393
†	WellCare Health Plans	38,730	1,470,965
†	WuXi Pharma Tech Cayman ADR	68,100	792,684
*†	Zoll Medical	19,490	735,553
			43,282,805
Materials & Processing – 2.93%
*	Acuity Brands	26,000	937,040
	Albemarle	28,000	1,131,200
*†	Augusta Resource (Canada)	16,000	49,120
*†	Beacon Roofing Supply	49,750	795,503
†	Detour Gold (Canada)	45,190	1,176,845
†	Graphic Packaging Holding	51,900	179,055
*	Interface Class A	149,720	1,775,679
	Kaydon	13,300	381,444
	Methanex (Canada)	54,930	1,144,741
*†	Trex	24,270	389,048
			7,959,675
Producer Durables – 17.05%
†	Advisory Board	800	51,624
†	Aecom Technology	37,610	664,569
	AMETEK	77,500	2,555,175
*	Bristow Group	12,000	509,160
†	CAI International	38,300	448,876
	Chicago Bridge & Iron	35,000	1,002,050
	Copa Holdings Class A (Panama)	31,810	1,948,999
†	Corrections Corp. of America	121,810	2,763,869
†	Dice Holdings	84,601	661,580
	Donaldson	48,900	2,679,720
	ESCO Technologies	64,200	1,637,100
†	ExlService Holdings	39,000	858,000
*†	Geo Group	103,136	1,914,204
†	GrafTech International	70,500	895,350
†	Gulfmark Offshore	52,860	1,920,932
	HEICO Class A	33,125	1,114,988
*	Herman Miller	27,000	482,220
*	Hunt (J.B.) Transport Services	49,845	1,800,401
	Kennametal	41,000	1,342,340
	Knoll	50,600	693,220
*†	Mettler-Toledo International	25,500	3,568,981
*†	Moog Class A	58,890	1,920,992
*	Nordson	76,000	3,020,240
†	Old Dominion Freight Line	47,654	1,380,536
†	Oshkosh	27,000	424,980
*	Pentair	49,000	1,568,490
*†	SYKES Enterprises	87,516	1,308,364
*†	Teledyne Technologies	19,690	962,053
*	Tidewater	32,200	1,354,010
	Toro	23,000	1,133,210
*†	United Rentals	88,620	1,492,361
*	World Fuel Services	44,500	1,452,925
†	Zebra Technologies	24,000	742,560
			46,274,079
Technology – 20.78%
*	AboveNet	20,000	1,072,000
†	Acme Packet	32,640	1,390,138
*†	Acorn Energy	100,000	532,000
*	Amphenol Class A	28,400	1,157,868
*†	Ancestry.com	6,361	149,484
†	ANSYS	35,000	1,716,400
†	Applied Micro Circuits	166,630	894,803

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Technology (continued)
†	Ariba	49,712	$1,377,520
*†	Aruba Networks	96,070	2,008,824
†	Atmel	155,000	1,250,850
*†	BroadSoft	48,880	1,483,508
*†	Cadence Design Systems	316,640	2,925,754
*†	Carbonite	6,300	75,852
*†	Cavium	33,490	904,565
*†	Concur Technologies	50,270	1,871,049
†	Crown Castle International	20,000	813,400
†	Cypress Semiconductor	53,530	801,344
†	DigitalGlobe	90,800	1,764,244
†	Entegris	110,000	701,800
*†	Finisar	90,160	1,581,406
†	Hackett Group	30,500	113,765
†	II-VI	62,000	1,085,000
*†	Infinera	60,000	463,200
†	Informatica	45,000	1,842,750
†	IPG Photonics	58,000	2,519,520
†	Ixia	35,000	268,450
	Jabil Circuit	161,770	2,877,888
†	Lattice Semiconductor	75,307	395,362
†	LivePerson	61,180	608,741
†	MICROS Systems	30,300	1,330,473
†	Microsemi	60,000	958,800
†	MicroStrategy	12,020	1,371,121
*†	NETGEAR	25,000	647,250
†	ON Semiconductor	130,000	932,100
†	Plexus	25,000	565,500
†	Polycom	146,820	2,697,083
*†	QLIK Technologies	36,850	798,171
*†	RealPage	22,410	458,285
*	Sapient	198,800	2,015,832
*†	SBA Communications Class A	58,000	1,999,840
†	Skyworks Solutions	108,830	1,952,410
†	SPS Commerce	80,000	1,303,200
*†	Stratasys	18,000	333,720
	Syntel	32,520	1,404,539
†	TIBCO Software	18,000	403,020
†	Trimble Navigation	6,000	201,300
*†	TriQuint Semiconductor	95,000	476,900
*†	Universal Display	11,350	544,119
*†	Velti (Ireland)	33,487	221,349
†	Virtusa	85,411	1,127,425
			56,389,922
Utilities – 1.28%
†	PAETEC Holding	255,000	1,348,950
†	tw telecom Class A	128,000	2,114,560
			3,463,510
Total Common Stock
	(cost $267,647,302)		263,455,597

Warrant – 0.00%
=#@†	Medicure PIPE 144A	74,014	0
Total Warrant (cost $0)			0

		Principal
		Amount (U.S. $)
Short-Term Investments – 2.94%
≠Discount Notes – 1.22%
	Federal Home Loan Bank
	0.001% 10/3/11	$423,753	423,753
	0.01% 12/23/11	320,982	320,975
	0.03% 11/30/11	2,215,904	2,215,868
	0.04% 11/2/11	80,575	80,575
	Freddie Mac 0.05% 11/2/11	266,938	266,936
			3,308,107
Repurchase Agreement – 1.72%
	BNP Paribas 0.02%, dated 9/30/11,
	to be repurchased on 10/3/11,
	repurchase price $4,658,259
	(collateralized by U.S. government
	obligations 0.625% 7/15/14,
	market value $4,751,416)	4,658,251	4,658,251
			4,658,251
Total Short-Term Investments
	(cost $7,966,371)		7,966,358

Total Value of Securities Before Securities
	Lending Collateral – 100.02%
	(cost $275,613,673)		271,421,955

		Number of
		Shares
Securities Lending Collateral** – 24.09%
	Investment Companies
	BNY Mellon SL DBT II
	Liquidating Fund	233,288	224,190
	Delaware Investments
	Collateral Fund No.1	65,150,842	65,150,842
	†@Mellon GSL Reinvestment Trust II	484,445	0
Total Securities Lending Collateral
	(cost $65,868,575)		65,375,032

Total Value of Securities – 124.11%
	(cost $341,482,248)		336,796,987	©
Obligation to Return Securities
	Lending Collateral** – (24.27%)		(65,868,575)
Receivables and Other Assets
	Net of Other Liabilities – 0.16%		440,047
Net Assets Applicable to 24,443,943
	Shares Outstanding – 100.00%		$271,368,459

(continues)       45

Statements of net assets

Optimum Small-Mid Cap Growth Fund

Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class A ($4,976,420 / 458,160 Shares)	$10.86
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class B ($739,555 / 71,963 Shares)	$10.28
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class C ($17,628,354 / 1,715,805 Shares)	$10.27
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Institutional Class ($248,024,130 / 22,198,015 Shares)	$11.17

Components of Net Assets at September 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)	$265,131,224
Accumulated net realized gain on investments	10,922,172
Net unrealized depreciation of investments and
foreign currencies	(4,684,937)
Total net assets	$271,368,459

*	Fully or partially on loan.
†	Non income producing security.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2011, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $63,651,298 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Growth Fund
Net asset value Class A (A)	$10.86
Sales charge (5.75% of offering price) (B)	0.66
Offering price	$11.52

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2011:1

Foreign Currency Exchange Contract
	Contract					Unrealized
	to Receive				Settlement	Appreciation
Counterparty	(Deliver)		In Exchange For		Date	(Depreciation)
MNB	BRL	(97,541)	USD	53,403	10/3/11	$1,615

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
BRL — Brazilian Real
MNB — Mellon National Bank
PIPE — Private Investment in Public Equity
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund
September 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 93.73%
Basic Industry – 20.97%
*	AAON	119,547	$1,882,865
	Airgas	15,700	1,001,974
	Albany International	138,400	2,525,800
	Albemarle	18,400	743,360
	AMETEK	35,250	1,162,193
*	AptarGroup	41,400	1,849,338
	Ashland	29,700	1,310,958
*	Brady Class A	61,300	1,620,159
	Carlisle	66,300	2,113,644
	Celanese Class A	45,000	1,463,850
	Cooper Industries	11,000	507,320
	Crane	42,900	1,531,101
	Cytec Industries	34,800	1,222,872
	Dover	50,700	2,362,620
	Eastman Chemical	29,600	2,028,488
	Federal Signal	225,000	994,500
†	Ferro	228,300	1,404,045
	FMC	30,500	2,109,380
†	Foster Wheeler (Switzerland)	88,200	1,569,078
*†	Griffon	128,300	1,049,494
*	Ingersoll-Rand (Ireland)	77,000	2,162,930
*†	KapStone Paper & Packaging	64,800	900,072
*	KMG Chemicals	151,335	1,864,447
*†	Kraton Performance Polymers	92,900	1,503,122
*†	Landec	333,512	1,774,284
	Minerals Technologies	46,400	2,286,128
*†	Owens-Illinois	91,600	1,384,992
	Packaging Corp. of America	73,000	1,700,900
	PolyOne	129,000	1,381,590
	Sealed Air	38,000	634,600
†	Solutia	70,000	899,500
*	Sonoco Products	77,600	2,190,648
*†	Trex	46,800	750,204
*	US Ecology	133,753	2,069,159
			51,955,615
Business Services – 3.59%
*	Donnelley (R.R.) & Sons	92,100	1,300,452
	Ennis	141,390	1,846,553
*	Fair Isaac	96,050	2,096,772
†	Ingram Micro Class A	58,000	935,540
*†	TMS International Class A	32,380	235,726
†	TrueBlue	95,000	1,076,350
*†	WESCO International	41,800	1,402,390
			8,893,783
Capital Spending – 11.53%
*	Acuity Brands	42,800	1,542,512
*†	Advanced Energy Industries	185,325	1,597,502
†	AGCO	23,200	802,024
*	Encore Wire	101,510	2,089,076
	Gardner Denver	13,200	838,860
	Graham	131,757	2,192,436
*	Granite Construction	97,200	1,824,444
	Harsco	89,300	1,731,527
	Hubbell Class B	63,600	3,150,743
*	IDEX	32,700	1,018,932
*†	Insituform Technologies Class A	107,000	1,239,060
	Kennametal	89,600	2,933,504
	Stanley Black & Decker	42,500	2,086,750
	Tennant	40,988	1,449,746
	Timken	51,700	1,696,794
	Tyco International (Switzerland)	58,400	2,379,800
			28,573,710
Consumer Cyclical – 7.64%
	Avery Dennison	36,000	902,880
*	Barnes Group	53,000	1,020,250
*†	BorgWarner	26,500	1,604,045
*	Ethan Allen Interiors	90,000	1,224,900
*	Hooker Furniture	206,574	1,869,495
*	Knoll	109,848	1,504,918
	Lear	43,300	1,857,570
*	Leggett & Platt	71,400	1,413,006
†	Navistar International	49,800	1,599,576
*	Spartan Motors	481,273	1,987,657
	Tupperware Brands	33,400	1,794,916
†	Visteon	50,000	2,150,000
			18,929,213
Consumer Services – 6.64%
*	Brinker International	83,900	1,755,188
*†	Collective Brands	180,300	2,336,688
	Foot Locker	73,600	1,478,624
†	Genesco	20,000	1,030,600
*†	Jos. A. Bank Clothiers	39,102	1,823,326
*†	Kirkland’s	33,000	302,610
	PETsMART	23,800	1,015,070
*†	Rush Enterprises Class A	57,300	811,368
†	Signet Jewelers (Bermuda)	46,500	1,571,700
*	Sturm Ruger	63,103	1,639,416
*†	Winnebago Industries	281,900	1,950,748
†	WMS Industries	42,200	742,298
			16,457,636
Consumer Staples – 3.30%
*†	Chiquita Brands International	205,373	1,712,811
	Dr Pepper Snapple Group	25,400	985,012
	Molson Coors Brewing Class B	23,400	926,874
*	Sanderson Farms	55,000	2,612,500
	Smucker (J.M.)	26,500	1,931,585
			8,168,782
Energy – 5.75%
*†	Approach Resources	44,800	761,152
	Cabot Oil & Gas	13,600	841,976
*†	Cloud Peak Energy	53,600	908,520
	El Paso	111,500	1,949,019
*	Gulf Island Fabrication	77,629	1,605,368
*	Laclede Group	53,198	2,061,422
*	†Newpark Resources	181,850	1,107,467

(continues)       47

Statements of net assets

Optimum Small-Mid Cap Value Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Energy (continued)
†	Plains Exploration & Production	67,000	$1,521,570
*†	Swift Energy	66,600	1,621,044
*†	Vaalco Energy	382,503	1,858,965
			14,236,503
Financial Services – 11.37%
	American Equity Investment
	Life Holding	174,265	1,524,819
	Aspen Insurance Holdings (Bermuda)	80,500	1,854,720
	AXIS Capital Holdings (Bermuda)	65,700	1,704,258
	BankUnited	79,300	1,646,268
	City Holding	66,979	1,807,763
	Dime Community Bancshares	178,750	1,810,738
	East West Bancorp	127,600	1,902,516
	First Financial Bancorp	125,100	1,726,380
	First Niagara Financial Group	174,000	1,592,100
†	Hallmark Financial Services	290,659	2,142,156
	HCC Insurance Holdings	65,200	1,763,660
	Horace Mann Educators	160,350	1,829,594
	Lazard Class A (Bermuda)	74,800	1,578,280
†	Nara Bancorp	70,900	430,363
	Safety Insurance Group	21,400	809,562
	Stewart Information Services	47,000	415,480
†	SVB Financial Group	18,200	673,400
	Transatlantic Holdings	21,700	1,052,884
	Willis Group Holdings
	(United Kingdom)	24,600	845,502
	Wintrust Financial	40,400	1,042,724
			28,153,167
Healthcare – 3.18%
†	CareFusion	100,000	2,395,000
	DENTSPLY International	27,400	840,906
†	Hologic	115,400	1,755,234
*†	LifePoint Hospitals	24,220	887,421
†	Orthofix International (Curacao)	14,500	500,395
	Teleflex	27,800	1,494,806
			7,873,762
Real Estate – 1.52%
*	DiamondRock Hospitality	127,700	892,623
*	Digital Realty Trust	35,900	1,980,244
*	Washington Real Estate
	Investment Trust	32,100	904,578
			3,777,445
Technology – 15.79%
†	BE Aerospace	28,200	933,702
	Brooks Automation	105,500	859,825
*†	Cabot Microelectronics	21,100	725,629
†	Checkpoint Systems	160,100	2,174,158
†	Diodes	35,000	627,200
	Ducommun	51,347	769,178
†	Fairchild Semiconductor International	114,100	1,232,280
†	Flextronics International (Singapore)	497,700	2,802,051
	Global Payments	52,100	2,104,319
*	Harris	61,500	2,101,455
	Henry (Jack) & Associates	62,000	1,796,760
*	InterDigital	43,935	2,046,492
†	LTX-Credence	155,300	821,537
*	Methode Electronics	225,752	1,677,337
*†	Plexus	133,800	3,026,555
†	Rudolph Technologies	275,982	1,846,320
*†	Stratasys	58,564	1,085,777
†	Synaptics	82,000	1,959,800
	Tellabs	413,400	1,773,486
*†	Teradyne	99,600	1,096,596
†	Thermo Fisher Scientific	33,800	1,711,632
†	Universal Technical Institute	55,700	756,963
†	VASCO Data Security International	352,478	1,801,163
*†	Veeco Instruments	55,600	1,356,640
†	Western Digital	78,900	2,029,308
			39,116,163
Transportation – 0.89%
†	Allegiant Travel	12,700	598,551
*	SkyWest	139,160	1,601,732
			2,200,283
Utilities – 1.56%
	CMS Energy	91,100	1,802,869
	Wisconsin Energy	65,600	2,052,624
			3,855,493
Total Common Stock
	(cost $253,419,923)		232,191,555

		Principal
		Amount
		(U.S. $)
Short-Term Investments – 6.56%
≠Discount Notes – 3.08%
	Federal Home Loan Bank
	0.001% 10/3/11	$784,386	784,386
	0.01% 12/23/11	641,020	641,005
	0.03% 11/30/11	4,425,286	4,425,215
	0.04% 11/2/11	408,448	408,445
	Freddie Mac 0.05% 11/2/11	1,353,147	1,353,136
			7,612,187
Repurchase Agreement – 3.48%
	BNP Paribas 0.02%, dated 9/30/11,
	to be repurchased on 10/3/11,
	repurchase price $8,622,637
	(collateralized by U.S. government
	obligations 0.625% 7/15/14,
	market value $8,795,076)	8,622,623	8,622,623
			8,622,623

Total Short-Term Investments
	(cost $16,234,798)		16,234,810

Total Value of Securities Before Securities
	Lending Collateral – 100.29%
	(cost $269,654,721)		248,426,365

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral** – 17.17%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	140,947	$135,450
Delaware Investments Collateral
Fund No.1	42,406,764	42,406,764
†@Mellon GSL Reinvestment Trust II	250,193	0
Total Securities Lending Collateral
(cost $42,797,904)		42,542,214

Total Value of Securities – 117.46%
(cost $312,452,625)		290,968,579 ©
Obligation to Return Securities
Lending Collateral** – (17.28%)		(42,797,904)
Other Liabilities Net of Receivables
and Other Assets – (0.18%)		(456,297)
Net Assets Applicable to 25,399,741
Shares Outstanding – 100.00%		$247,714,378

Net Asset Value – Optimum Small-Mid Cap Value Fund
Class A ($4,261,154 / 446,727 Shares)		$9.54
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class B ($686,163 / 76,211 Shares)		$9.00
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class C ($15,984,154 / 1,776,276 Shares)		$9.00
Net Asset Value – Optimum Small-Mid Cap Value Fund
Institutional Class ($226,782,907 / 23,100,527 Shares)		$9.82

Components of Net Assets at September 30, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$268,500,378
Accumulated net realized gain on investments		698,046
Net unrealized depreciation of investments		(21,484,046)
Total net assets		$247,714,378

*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $40,711,471 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Value Fund
Net asset value Class A (A)	$9.54
Sales charge (5.75% of offering price) (B)	0.58
Offering price	$10.12

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes, which are an integral part of the financial statements.

(continues)       49

Statements of assets and liabilities

Optimum Fund Trust
September 30, 2011

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments, at value[1]	$968,779,563	$248,242,808	$606,812,908	$599,622,849	$263,455,597	$232,191,555
Short-term investments, at value	158,231,837	4,065,554	21,821,367	10,338,294	7,966,358	16,234,810
Short-term investments held as collateral
for loaned securities, at value	29,373,520	20,899,393	42,907,041	72,777,699	65,375,032	42,542,214
Cash	2,105,027	—	407,233	463,304	143,747	185,410
Restricted cash	—	—	—	—	—	—
Foreign currencies	1,875,106	1,413,181	—	6,451	—	—
Receivables for fund shares sold	2,603,990	487,703	903,526	897,067	513,834	529,397
Receivables for securities sold	75,949,523	2,461,145	13,497,141	3,616,151	1,178,154	95,979
Unrealized gain on foreign currency
exchange contracts	2,258,668	877,367	643	1,177	1,615	—
Dividends and interest receivable	10,116,065	925,752	643,022	2,121,062	91,662	257,300
Securities lending income receivable	48,011	31,318	5,991	6,615	14,624	8,309
Variation margin receivable on futures contracts	227,325	—	—	—	—	—
Unrealized gain on credit default swap contracts
(including up front payments received $4,701,816)	5,876,630	—	—	—	—	—
Unrealized gain on interest rate swap contracts
(including up front payments received $648,529)	1,663,287	—	—	—	—	—
Annual protection payments on swap contracts	134,933	—	—	—	—	—
Other assets	1,711	—	—	99	—	—
Total assets	1,259,245,196	279,404,221	686,998,872	689,850,768	338,740,623	292,044,974

Liabilities:
Cash overdraft	—	181,998	—	—	—	—
Payables for securities purchased	99,648,070	1,221,293	8,727,633	4,270,240	765,974	912,261
Payables for fund shares redeemed	985,225	266,556	800,816	741,247	316,668	263,081
Unrealized loss on foreign currency
exchange contracts	92,855	629,088	—	—	—	—
Unrealized gain on credit default swap contracts
(including up front payments paid $97,999)	443,104	—	—	—	—	—
Obligation to return securities lending collateral	30,588,367	21,528,082	43,929,312	73,790,038	65,868,575	42,797,904
Due to manager and affiliates	946,438	241,815	699,071	623,571	335,790	270,856
Other accrued expenses	204,310	137,250	143,473	134,122	84,413	85,846
Other liabilities	47,602	2,532	—	—	744	648
Total liabilities	132,955,971	24,208,614	54,300,305	79,559,218	67,372,164	44,330,596

Total Net Assets	$1,126,289,225	$255,195,607	$632,698,567	$610,291,550	$271,368,459	$247,714,378

Investments, at cost	$956,099,243	$283,312,679	$596,496,173	$623,334,032	$267,647,302	$253,419,923
Short-term investments, at cost	158,235,318	4,065,556	21,821,337	10,338,294	7,966,371	16,234,798
Short-term investments held as collateral
for loaned securities, at cost	30,588,367	21,528,082	43,929,312	73,790,038	65,868,575	42,797,904
Foreign currencies, at cost	1,960,692	1,449,144	—	6,519	—	—
[1]Including securities on loan	84,020,275	19,858,363	41,123,187	70,947,228	63,651,298	40,711,471

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Optimum Fund Trust
Six Months Ended September 30, 2011 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment Income:
Interest	$24,143,975	$1,096	$5,211	$1,387	$1,137	$3,025
Dividends	147,778	6,932,252	4,131,645	9,188,472	885,880	1,757,022
Securities lending income	95,464	293,189	93,024	73,685	130,740	54,213
Foreign tax withheld	(1,593)	(657,436)	(49,179)	(27,899)	(4,552)	—
	24,385,624	6,569,101	4,180,701	9,235,645	1,013,205	1,814,260

Expenses:
Management fees	3,099,784	1,130,083	2,779,399	2,512,863	1,785,800	1,496,091
Dividend disbursing and transfer
agent fees and expenses	1,373,830	465,311	984,910	943,639	513,955	479,795
Distribution expenses – Class A	70,236	18,568	58,012	56,366	11,018	9,558
Distribution expenses – Class B	22,737	8,511	24,273	23,292	4,736	4,462
Distribution expenses – Class C	800,965	187,349	595,878	562,525	110,963	101,617
Administration expenses	807,228	236,075	573,347	548,841	267,870	242,204
Accounting fees	211,643	56,220	143,339	136,461	63,788	57,677
Trustees’ fees	70,409	18,255	46,507	45,583	23,431	21,039
Reports and statements to shareholders	61,457	16,676	39,333	78,037	23,959	19,162
Registration fees	54,476	40,947	39,912	41,921	32,974	41,462
Custodian fees	46,427	113,654	19,639	10,392	13,120	3,301
Professional fees	46,201	26,857	35,104	25,069	20,590	19,966
Pricing fees	23,374	3,010	1,471	758	1,270	840
Insurance fees	18,993	4,268	14,692	13,392	5,076	4,156
Other	4,714	11,623	5,051	4,334	3,637	5,666
	6,712,474	2,337,407	5,360,867	5,003,473	2,882,187	2,506,996
Less fees waived	(450,959)	(133,276)	(74,086)	(103,084)	(240,836)	(273,405)
Less expense paid indirectly	(192)	(203)	(211)	(211)	(207)	(211)
Total operating expenses	6,261,323	2,203,928	5,286,570	4,900,178	2,641,144	2,233,380
Net Investment Income (Loss)	18,124,301	4,365,173	(1,105,869)	4,335,467	(1,627,939)	(419,120)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	12,316,574	(486,737)	19,290,661	9,279,693	13,250,026	12,109,633
Foreign currencies	1,752,334	(31,580)	(25,564)	912	26,224	—
Foreign currency exchange contracts	(776,417)	532,275	(23,752)	10,962	(43,624)	—
Futures contracts	7,188,508	—	—	—	—	—
Swap contracts	1,945,290	—	—	—	—	—
Options written	(11,144)	—	—	—	—	—
Net realized gain	22,415,145	13,958	19,241,345	9,291,567	13,232,626	12,109,633
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(1,954,211)	(53,616,059)	(135,918,549)	(119,388,278)	(83,626,705)	(89,783,587)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies	20,460,934	(53,602,101)	(116,677,204)	(110,096,711)	(70,394,079)	(77,673,954)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$38,585,235	$(49,236,928)	$(117,783,073)	$(105,761,244)	$(72,022,018)	$(78,093,074)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/11	3/31/11	9/30/11	3/31/11
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,124,301	$38,096,816	$4,365,173	$3,075,635
Net realized gain on investments and foreign currencies	22,415,145	4,314,546	13,958	8,099,778
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(1,954,211)	17,773,249	(53,616,059)	11,446,234
Net increase (decrease) in net assets resulting from operations	38,585,235	60,184,611	(49,236,928)	22,621,647

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(527,055)	(1,580,182)	(105,885)	(174,283)
Class B	(52,981)	(176,801)	(7,102)	(20,118)
Class C	(1,862,592)	(5,530,649)	(155,088)	(399,968)
Institutional Class	(11,890,324)	(28,959,780)	(3,038,104)	(2,614,834)
	(14,332,952)	(36,247,412)	(3,306,179)	(3,209,203)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,214,628	6,361,932	426,279	1,004,512
Class B	81,323	140,931	1,015	13,384
Class C	10,003,323	20,924,263	1,395,729	2,593,727
Institutional Class	190,687,051	311,193,996	52,372,153	98,523,741

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	500,891	1,536,790	103,942	171,047
Class B	49,577	167,095	6,841	19,701
Class C	1,817,921	5,405,852	152,571	395,170
Institutional Class	11,579,326	28,157,880	2,992,019	2,580,351
	217,934,040	373,888,739	57,450,549	105,301,633

Cost of shares repurchased:
Class A	(4,775,352)	(10,149,128)	(1,165,024)	(2,906,788)
Class B	(549,222)	(1,337,919)	(212,141)	(554,797)
Class C	(17,406,249)	(41,735,014)	(3,991,445)	(9,569,069)
Institutional Class	(89,380,854)	(144,692,404)	(23,674,710)	(36,092,756)
	(112,111,677)	(197,914,465)	(29,043,320)	(49,123,410)
Increase in net assets derived from capital share transactions	105,822,363	175,974,274	28,407,229	56,178,223
Net Increase (Decrease) in Net Assets	130,074,646	199,911,473	(24,135,878)	75,590,667

Net Assets:
Beginning of period	996,214,579	796,303,106	279,331,485	203,740,818
End of period	$1,126,289,225	$996,214,579	$255,195,607	$279,331,485
Undistributed net investment income	$17,362,196	$12,498,004	$4,185,282	$2,625,593

See accompanying notes, which are an integral part of the financial statements.

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/11	3/31/11	9/30/11	3/31/11
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,105,869)	$(3,025,733)	$4,335,467	$6,069,421
Net realized gain on investments and foreign currencies	19,241,345	74,395,811	9,291,567	23,316,446
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(135,918,549)	45,782,341	(119,388,278)	62,928,731
Net increase (decrease) in net assets resulting from operations	(117,783,073)	117,152,419	(105,761,244)	92,314,598

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	(236,093)	(397,086)
Class B	—	—	(6,668)	(36,673)
Class C	—	—	(159,905)	(808,084)
Institutional Class	—	—	(5,647,136)	(7,461,811)
	—	—	(6,049,802)	(8,703,654)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,490,421	2,880,833	1,492,023	3,699,946
Class B	1,155	27,050	1,691	19,398
Class C	4,080,774	7,733,548	4,045,206	7,643,883
Institutional Class	85,078,509	157,827,455	84,768,980	152,059,465

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	232,490	391,381
Class B	—	—	6,437	36,248
Class C	—	—	157,220	797,769
Institutional Class	—	—	5,557,758	7,362,691
	90,650,859	168,468,886	96,261,805	172,010,781

Cost of shares repurchased:
Class A	(3,690,742)	(8,883,133)	(3,361,146)	(8,008,532)
Class B	(591,487)	(1,581,843)	(574,108)	(1,454,201)
Class C	(13,013,906)	(29,884,245)	(11,857,763)	(27,843,973)
Institutional Class	(79,009,801)	(196,082,815)	(67,605,145)	(155,909,561)
	(96,305,936)	(236,432,036)	(83,398,162)	(193,216,267)
Increase (decrease) in net assets derived from capital share transactions	(5,655,077)	(67,963,150)	12,863,643	(21,205,486)
Net Increase (Decrease) in Net Assets	(123,438,150)	49,189,269	(98,947,403)	62,405,458

Net Assets:
Beginning of period	756,136,717	706,947,448	709,238,953	646,833,495
End of period	$632,698,567	$756,136,717	$610,291,550	$709,238,953
Undistributed (accumulated) net investment income (loss)	$—	$(19,646)	$4,334,605	$6,037,066

See accompanying notes, which are an integral part of the financial statements.

(continues)       53

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/11	3/31/11	9/30/11	3/31/11
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,627,939)	$(2,635,441)	$(419,120)	$(746,540)
Net realized gain on investments and foreign currencies	13,232,626	23,081,567	12,109,633	22,987,790
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(83,626,705)	40,739,949	(89,783,587)	31,873,059
Net increase (decrease) in net assets resulting from operations	(72,022,018)	61,186,075	(78,093,074)	54,114,309

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(58,452)	—	—	—
Class B	(9,304)	—	—	—
Class C	(215,681)	—	—	—
Institutional Class	(2,674,857)	—	—	—
	(2,958,294)	—	—	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	238,043	514,239	176,321	430,872
Class B	1,009	5,887	1,437	293
Class C	697,466	1,358,229	791,254	1,363,672
Institutional Class	50,968,674	104,724,111	52,641,298	104,115,451

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	57,475	—	—	—
Class B	9,103	—	—	—
Class C	213,578	—	—	—
Institutional Class	2,633,080	—	—	—
	54,818,428	106,602,466	53,610,310	105,910,288

Cost of shares repurchased:
Class A	(758,108)	(1,760,162)	(602,766)	(1,518,111)
Class B	(117,566)	(305,695)	(121,570)	(297,186)
Class C	(2,508,492)	(5,679,529)	(2,274,358)	(5,411,146)
Institutional Class	(41,757,319)	(59,916,934)	(29,236,080)	(39,423,619)
	(45,141,485)	(67,662,320)	(32,234,774)	(46,650,062)
Increase in net assets derived from capital share transactions	9,676,943	38,940,146	21,375,536	59,260,226
Net Increase (Decrease) in Net Assets	(65,303,369)	100,126,221	(56,717,538)	113,374,535

Net Assets:
Beginning of period	336,671,828	236,545,607	304,431,916	191,057,381
End of period	$271,368,459	$336,671,828	$247,714,378	$304,431,916
Accumulated net investment loss	$—	$(89,705)	$—	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$9.550	$9.290	$7.750	$8.930	$9.050	$8.740

Income (loss) from investment operations:
Net investment income[2]	0.155	0.391	0.661	0.449	0.402	0.399
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.193	0.247	1.482	(1.140)	(0.066)	0.255
Total from investment operations	0.348	0.638	2.143	(0.691)	0.336	0.654

Less dividends and distributions from:
Net investment income	(0.128)	(0.378)	(0.603)	(0.462)	(0.380)	(0.344)
Net realized gain on investments	—	—	—	(0.027)	(0.076)	—
Total dividends and distributions	(0.128)	(0.378)	(0.603)	(0.489)	(0.456)	(0.344)

Net asset value, end of period	$9.770	$9.550	$9.290	$7.750	$8.930	$9.050

Total return[3]	3.66%	7.01%	28.24%	(7.82% )	3.78%	7.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,619	$39,758	$40,808	$39,299	$63,262	$58,691
Ratio of expenses to average net assets	1.35%	1.35%	1.31%	1.24%	1.24%	1.25%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.43%	1.46%	1.48%	1.47%	1.43%	1.61%
Ratio of net investment income to average net assets	3.19%	4.10%	7.49%	5.38%	4.44%	4.48%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.11%	3.99%	7.32%	5.15%	4.25%	4.12%
Portfolio turnover	106%	273%	134%	158%	256%	238%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       55

Financial highlights

Optimum Fixed Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$9.540	$9.280	$7.750	$8.930	$9.060	$8.740

Income (loss) from investment operations:
Net investment income[2]	0.124	0.328	0.604	0.395	0.343	0.342
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.199	0.248	1.486	(1.140)	(0.076)	0.264
Total from investment operations	0.323	0.576	2.090	(0.745)	0.267	0.606

Less dividends and distributions from:
Net investment income	(0.113)	(0.316)	(0.560)	(0.408)	(0.321)	(0.286)
Net realized gain on investments	—	—	—	(0.027)	(0.076)	—
Total dividends and distributions	(0.113)	(0.316)	(0.560)	(0.435)	(0.397)	(0.286)

Net asset value, end of period	$9.750	$9.540	$9.280	$7.750	$8.930	$9.060

Total return[3]	3.40%	6.32%	27.51%	(8.42% )	2.99%	7.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,395	$4,714	$5,587	$5,483	$8,788	$9,568
Ratio of expenses to average net assets	2.00%	2.00%	1.96%	1.89%	1.89%	1.90%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.08%	2.11%	2.13%	2.12%	2.08%	2.26%
Ratio of net investment income to average net assets	2.54%	3.45%	6.84%	4.73%	3.79%	3.83%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.46%	3.34%	6.67%	4.50%	3.60%	3.47%
Portfolio turnover	106%	273%	134%	158%	256%	238%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$9.540	$9.280	$7.760	$8.940	$9.060	$8.750

Income (loss) from investment operations:
Net investment income[2]	0.124	0.329	0.604	0.395	0.343	0.341
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.199	0.247	1.476	(1.140)	(0.066)	0.255
Total from investment operations	0.323	0.576	2.080	(0.745)	0.277	0.596

Less dividends and distributions from:
Net investment income	(0.113)	(0.316)	(0.560)	(0.408)	(0.321)	(0.286)
Net realized gain on investments	—	—	—	(0.027)	(0.076)	—
Total dividends and distributions	(0.113)	(0.316)	(0.560)	(0.435)	(0.397)	(0.286)

Net asset value, end of period	$9.750	$9.540	$9.280	$7.760	$8.940	$9.060

Total return[3]	3.40%	6.32%	27.34%	(8.41% )	3.11%	6.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,601	$159,759	$170,214	$157,185	$257,340	$227,036
Ratio of expenses to average net assets	2.00%	2.00%	1.96%	1.89%	1.89%	1.90%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.08%	2.11%	2.13%	2.12%	2.08%	2.26%
Ratio of net investment income to average net assets	2.54%	3.45%	6.84%	4.73%	3.79%	3.83%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.46%	3.34%	6.67%	4.50%	3.60%	3.47%
Portfolio turnover	106%	273%	134%	158%	256%	238%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       57

Financial highlights

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$9.550	$9.290	$7.740	$8.920	$9.050	$8.730

Income (loss) from investment operations:
Net investment income[2]	0.173	0.424	0.692	0.479	0.434	0.431
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.193	0.247	1.484	(1.141)	(0.076)	0.265
Total from investment operations	0.366	0.671	2.176	(0.662)	0.358	0.696

Less dividends and distributions from:
Net investment income	(0.136)	(0.411)	(0.626)	(0.491)	(0.412)	(0.376)
Net realized gain on investments	—	—	—	(0.027)	(0.076)	—
Total dividends and distributions	(0.136)	(0.411)	(0.626)	(0.518)	(0.488)	(0.376)

Net asset value, end of period	$9.780	$9.550	$9.290	$7.740	$8.920	$9.050

Total return[3]	3.85%	7.39%	28.73%	(7.51% )	4.04%	8.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$924,674	$791,984	$579,694	$434,285	$597,388	$454,154
Ratio of expenses to average net assets	1.00%	1.00%	0.96%	0.89%	0.89%	0.90%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.08%	1.11%	1.13%	1.12%	1.08%	1.26%
Ratio of net investment income to average net assets	3.54%	4.45%	7.84%	5.73%	4.79%	4.83%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.46%	4.34%	7.67%	5.50%	4.60%	4.47%
Portfolio turnover	106%	273%	134%	158%	256%	238%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$11.200	$10.340	$7.010	$13.840	$15.490	$13.470

Income (loss) from investment operations:
Net investment income[2]	0.155	0.129	0.124	0.280	0.262	0.112
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.967)	0.887	3.366	(6.557)	(0.798)	2.661
Total from investment operations	(1.812)	1.016	3.490	(6.277)	(0.536)	2.773

Less dividends and distributions from:
Net investment income	(0.108)	(0.156)	(0.160)	(0.326)	(0.116)	(0.172)
Net realized gain on investments	—	—	—	(0.227)	(0.998)	(0.581)
Total dividends and distributions	(0.108)	(0.156)	(0.160)	(0.553)	(1.114)	(0.753)

Net asset value, end of period	$9.280	$11.200	$10.340	$7.010	$13.840	$15.490

Total return[3]	(16.33% )	10.19%	50.29%	(46.64% )	(3.96% )	21.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,714	$11,189	$12,082	$9,578	$22,971	$25,523
Ratio of expenses to average net assets	1.75%	1.75%	1.75%	1.77%	1.75%	1.96%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.84%	1.88%	1.94%	1.86%	1.75%	1.96%
Ratio of net investment income to average net assets	2.85%	1.26%	1.30%	2.66%	1.69%	0.78%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.76%	1.13%	1.11%	2.57%	1.69%	0.78%
Portfolio turnover	26%	95%	91%	58%	19%	18%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       59

Financial highlights

Optimum International Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$10.940	$10.100	$6.880	$13.580	$15.240	$13.290

Income (loss) from investment operations:
Net investment income[2]	0.117	0.061	0.064	0.213	0.163	0.021
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.923)	0.875	3.304	(6.436)	(0.787)	2.614
Total from investment operations	(1.806)	0.936	3.368	(6.223)	(0.624)	2.635

Less dividends and distributions from:
Net investment income	(0.044)	(0.096)	(0.148)	(0.250)	(0.038)	(0.104)
Net realized gain on investments	—	—	—	(0.227)	(0.998)	(0.581)
Total dividends and distributions	(0.044)	(0.096)	(0.148)	(0.477)	(1.036)	(0.685)

Net asset value, end of period	$9.090	$10.940	$10.100	$6.880	$13.580	$15.240

Total return[3]	(16.66% )	9.49%	49.42%	(47.02% )	(4.59% )	20.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,379	$1,868	$2,243	$1,764	$4,203	$5,031
Ratio of expenses to average net assets	2.40%	2.40%	2.40%	2.42%	2.40%	2.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.49%	2.53%	2.59%	2.51%	2.40%	2.61%
Ratio of net investment income to average net assets	2.20%	0.61%	0.65%	2.01%	1.04%	0.13%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.11%	0.48%	0.46%	1.92%	1.04%	0.13%
Portfolio turnover	26%	95%	91%	58%	19%	18%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$10.950	$10.100	$6.890	$13.590	$15.250	$13.290

Income (loss) from investment operations:
Net investment income[2]	0.117	0.061	0.064	0.213	0.163	0.021
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.933)	0.885	3.294	(6.436)	(0.787)	2.624
Total from investment operations	(1.816)	0.946	3.358	(6.223)	(0.624)	2.645

Less dividends and distributions from:
Net investment income	(0.044)	(0.096)	(0.148)	(0.250)	(0.038)	(0.104)
Net realized gain on investments	—	—	—	(0.227)	(0.998)	(0.581)
Total dividends and distributions	(0.044)	(0.096)	(0.148)	(0.477)	(1.036)	(0.685)

Net asset value, end of period	$9.090	$10.950	$10.100	$6.890	$13.590	$15.250

Total return[3]	(16.65% )	9.59%	49.20%	(46.98% )	(4.59% )	20.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,932	$39,762	$43,260	$34,520	$84,431	$91,696
Ratio of expenses to average net assets	2.40%	2.40%	2.40%	2.42%	2.40%	2.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.49%	2.53%	2.59%	2.51%	2.40%	2.61%
Ratio of net investment income to average net assets	2.20%	0.61%	0.65%	2.01%	1.04%	0.13%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.11%	0.48%	0.46%	1.92%	1.04%	0.13%
Portfolio turnover	26%	95%	91%	58%	19%	18%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       61

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$11.300	$10.430	$7.050	$13.940	$15.590	$13.550

Income (loss) from investment operations:
Net investment income[2]	0.175	0.168	0.157	0.317	0.317	0.162
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.981)	0.887	3.393	(6.611)	(0.797)	2.679
Total from investment operations	(1.806)	1.055	3.550	(6.294)	(0.480)	2.841

Less dividends and distributions from:
Net investment income	(0.144)	(0.185)	(0.170)	(0.369)	(0.172)	(0.220)
Net realized gain on investments	—	—	—	(0.227)	(0.998)	(0.581)
Total dividends and distributions	(0.144)	(0.185)	(0.170)	(0.596)	(1.170)	(0.801)

Net asset value, end of period	$9.350	$11.300	$10.430	$7.050	$13.940	$15.590

Total return[3]	(16.18% )	10.55%	50.88%	(46.49% )	(3.59% )	21.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$214,171	$226,512	$146,156	$79,430	$174,954	$154,198
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.42%	1.40%	1.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.49%	1.53%	1.59%	1.51%	1.40%	1.61%
Ratio of net investment income to average net assets	3.20%	1.61%	1.65%	3.01%	2.04%	1.13%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.11%	1.48%	1.46%	2.92%	2.04%	1.13%
Portfolio turnover	26%	95%	91%	58%	19%	18%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09		3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$12.430	$10.640		$6.990		$11.220		$11.980	$11.540

Income (loss) from investment operations:
Net investment loss[2]	(0.028)	(0.062)		(0.025)		(0.001)		(0.021)	(0.047)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.912)	1.852		3.675		(4.229)		(0.406)	0.692
Total from investment operations	(1.940)	1.790		3.650		(4.230)		(0.427)	0.645

Less dividends and distributions from:
Net investment income	—	—		—		—		(0.296)	(0.205)
Return of capital	—	—		—		—		(0.037)	—
Total dividends and distributions	—	—		—		—		(0.333)	(0.205)

Net asset value, end of period	$10.490	$12.430		$10.640		$6.990		$11.220	$11.980

Total return[3]	(15.61% )	16.82%		52.22%		(37.70%	)	(3.86% )	5.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,885	$35,359		$36,288		$28,347		$54,022	$56,088
Ratio of expenses to average net assets	1.62%	1.61%		1.61%		1.61%		1.60%	1.69%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.64%	1.64%		1.66%		1.64%		1.60%	1.77%
Ratio of net investment loss to average net assets	(0.47% )	(0.57%	)	(0.28%	)	(0.01%	)	(0.17% )	(0.41% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.49% )	(0.60%	)	(0.33%	)	(0.04%	)	(0.17% )	(0.49% )
Portfolio turnover	45%	117%		145%		164%		59%	37%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       63

Financial highlights

Optimum Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09		3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$11.820	$10.180		$6.730		$10.870		$11.700	$11.340

Income (loss) from investment operations:
Net investment loss[2]	(0.064)	(0.127)		(0.081)		(0.059)		(0.100)	(0.119)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.816)	1.767		3.531		(4.081)		(0.397)	0.684
Total from investment operations	(1.880)	1.640		3.450		(4.140)		(0.497)	0.565

Less dividends and distributions from:
Net investment income	—	—		—		—		(0.296)	(0.205)
Return of capital	—	—		—		—		(0.037)	—
Total dividends and distributions	—	—		—		—		(0.333)	(0.205)

Net asset value, end of period	$9.940	$11.820		$10.180		$6.730		$10.870	$11.700

Total return[3]	(15.91% )	16.11%		51.26%		(38.09%	)	(4.56% )	5.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,013	$5,381		$6,135		$4,780		$9,345	$10,819
Ratio of expenses to average net assets	2.27%	2.26%		2.26%		2.26%		2.25%	2.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.29%	2.29%		2.31%		2.29%		2.25%	2.42%
Ratio of net investment loss to average net assets	(1.12% )	(1.22%	)	(0.93%	)	(0.66%	)	(0.82% )	(1.06% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.14% )	(1.25%	)	(0.98%	)	(0.69%	)	(0.82% )	(1.14% )
Portfolio turnover	45%	117%		145%		164%		59%	37%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09		3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$11.820	$10.180		$ 6.730		$10.870		$11.700	$11.340

Income (loss) from investment operations:
Net investment loss[2]	(0.064)	(0.127)		(0.081)		(0.059)		(0.100)	(0.119)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.826)	1.767		3.531		(4.081)		(0.397)	0.684
Total from investment operations	(1.890)	1.640		3.450		(4.140)		(0.497)	0.565

Less dividends and distributions from:
Net investment income	—	—		—		—		(0.296)	(0.205)
Return of capital	—	—		—		—		(0.037)	—
Total dividends and distributions	—	—		—		—		(0.333)	(0.205)

Net asset value, end of period	$ 9.930	$11.820		$10.180		$ 6.730		$10.870	$11.700

Total return[3]	(15.99% )	16.11%		51.26%		(38.09%	)	(4.56% )	5.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,016	$128,256		$132,242		$102,233		$203,394	$203,591
Ratio of expenses to average net assets	2.27%	2.26%		2.26%		2.26%		2.25%	2.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.29%	2.29%		2.31%		2.29%		2.25%	2.42%
Ratio of net investment loss to average net assets	(1.12% )	(1.22%	)	(0.93%	)	(0.66%	)	(0.82% )	(1.06% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.14% )	(1.25%	)	(0.98%	)	(0.69%	)	(0.82% )	(1.14% )
Portfolio turnover	45%	117%		145%		164%		59%	37%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       65

Financial highlights

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$12.760	$10.880		$ 7.130	$11.410	$12.140	$11.650

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	(0.025)		0.007	0.032	0.023	(0.006)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.973)	1.905		3.758	(4.312)	(0.420)	0.701
Total from investment operations	(1.980)	1.880		3.765	(4.280)	(0.397)	0.695

Less dividends and distributions from:
Net investment income	—	—		(0.015)	—	(0.296)	(0.205)
Return of capital	—	—		—	—	(0.037)	—
Total dividends and distributions	—	—		(0.015)	—	(0.333)	(0.205)

Net asset value, end of period	$10.780	$12.760		$10.880	$ 7.130	$11.410	$12.140

Total return[3]	(15.52% )	17.28%		52.87%	(37.51% )	(3.56% )	6.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$500,785	$587,141		$532,282	$402,574	$723,347	$518,509
Ratio of expenses to average net assets	1.27%	1.26%		1.26%	1.26%	1.25%	1.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.29%	1.29%		1.31%	1.29%	1.25%	1.42%
Ratio of net investment income (loss) to average net assets	(0.12% )	(0.22%	)	0.07%	0.34%	0.18%	(0.06% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.14% )	(0.25%	)	0.02%	0.31%	0.18%	(0.14% )
Portfolio turnover	45%	117%		145%	164%	59%	37%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$11.060	$ 9.830	$ 6.710	$11.170	$12.730	$11.320

Income (loss) from investment operations:
Net investment income[2]	0.058	0.075	0.118	0.165	0.138	0.128
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.680)	1.274	3.181	(4.453)	(0.931)	1.614
Total from investment operations	(1.622)	1.349	3.299	(4.288)	(0.793)	1.742

Less dividends and distributions from:
Net investment income	(0.078)	(0.119)	(0.179)	(0.029)	(0.134)	(0.104)
Net realized gain on investments	—	—	—	(0.143)	(0.633)	(0.228)
Total dividends and distributions	(0.078)	(0.119)	(0.179)	(0.172)	(0.767)	(0.332)

Net asset value, end of period	$ 9.360	$11.060	$ 9.830	$ 6.710	$11.170	$12.730

Total return[3]	(14.76% )	14.00%	49.92%	(38.97% )	(6.80% )	15.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,198	$33,892	$34,167	$26,901	$53,097	$58,161
Ratio of expenses to average net assets	1.58%	1.59%	1.58%	1.54%	1.54%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.61%	1.61%	1.62%	1.60%	1.56%	1.73%
Ratio of net investment income to average net assets	1.09%	0.77%	1.38%	1.82%	1.09%	1.07%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.06%	0.75%	1.34%	1.76%	1.07%	0.89%
Portfolio turnover	36%	82%	28%	37%	30%	22%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       67

Financial highlights

Optimum Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$10.930	$ 9.720	$ 6.630	$11.090	$12.640	$11.240

Income (loss) from investment operations:
Net investment income[2]	0.023	0.012	0.063	0.106	0.056	0.052
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.668)	1.262	3.147	(4.413)	(0.923)	1.606
Total from investment operations	(1.645)	1.274	3.210	(4.307)	(0.867)	1.658

Less dividends and distributions from:
Net investment income	(0.015)	(0.064)	(0.120)	(0.010)	(0.050)	(0.030)
Net realized gain on investments	—	—	—	(0.143)	(0.633)	(0.228)
Total dividends and distributions	(0.015)	(0.064)	(0.120)	(0.153)	(0.683)	(0.258)

Net asset value, end of period	$ 9.270	$10.930	$ 9.720	$ 6.630	$11.090	$12.640

Total return[3]	(15.07% )	13.25%	48.92%	(39.37% )	(7.38% )	14.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,865	$5,135	$5,943	$4,664	$9,454	$11,403
Ratio of expenses to average net assets	2.23%	2.24%	2.23%	2.19%	2.19%	2.20%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.26%	2.26%	2.27%	2.25%	2.21%	2.38%
Ratio of net investment income to average net assets	0.44%	0.12%	0.73%	1.17%	0.44%	0.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.41%	0.10%	0.69%	1.11%	0.42%	0.24%
Portfolio turnover	36%	82%	28%	37%	30%	22%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$10.930	$ 9.710	$ 6.630	$11.080	$12.630	$11.240

Income (loss) from investment operations:
Net investment income[2]	0.023	0.012	0.063	0.106	0.057	0.051
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.668)	1.272	3.137	(4.403)	(0.924)	1.597
Total from investment operations	(1.645)	1.284	3.200	(4.297)	(0.867)	1.648

Less dividends and distributions from:
Net investment income	(0.015)	(0.064)	(0.120)	(0.010)	(0.050)	(0.030)
Net realized gain on investments	—	—	—	(0.143)	(0.633)	(0.228)
Total dividends and distributions	(0.015)	(0.064)	(0.120)	(0.153)	(0.683)	(0.258)

Net asset value, end of period	$ 9.270	$10.930	$ 9.710	$ 6.630	$11.080	$12.630

Total return[3]	(15.07% )	13.37%	48.76%	(39.31% )	(7.39% )	14.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94,966	$119,899	$125,961	$98,881	$205,501	$216,527
Ratio of expenses to average net assets	2.23%	2.24%	2.23%	2.19%	2.19%	2.20%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.26%	2.26%	2.27%	2.25%	2.21%	2.38%
Ratio of net investment income to average net assets	0.44%	0.12%	0.73%	1.17%	0.44%	0.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.41%	0.10%	0.69%	1.11%	0.42%	0.24%
Portfolio turnover	36%	82%	28%	37%	30%	22%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       69

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$11.110	$ 9.870	$ 6.740	$11.190	$12.750	$11.330

Income (loss) from investment operations:
Net investment income[2]	0.077	0.110	0.148	0.197	0.183	0.170
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.695)	1.279	3.193	(4.465)	(0.931)	1.623
Total from investment operations	(1.618)	1.389	3.341	(4.268)	(0.748)	1.793

Less dividends and distributions from:
Net investment income	(0.112)	(0.149)	(0.211)	(0.039)	(0.179)	(0.145)
Net realized gain on investments	—	—	—	(0.143)	(0.633)	(0.228)
Total dividends and distributions	(0.112)	(0.149)	(0.211)	(0.182)	(0.812)	(0.373)

Net asset value, end of period	$ 9.380	$11.110	$ 9.870	$ 6.740	$11.190	$12.750

Total return[3]	(14.69% )	14.42%	50.47%	(38.76% )	(6.46% )	16.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$484,263	$550,313	$480,762	$358,559	$607,637	$508,000
Ratio of expenses to average net assets	1.23%	1.24%	1.23%	1.19%	1.19%	1.20%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.26%	1.26%	1.27%	1.25%	1.21%	1.38%
Ratio of net investment income to average net assets	1.44%	1.12%	1.73%	2.17%	1.44%	1.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.41%	1.10%	1.69%	2.11%	1.42%	1.24%
Portfolio turnover	36%	82%	28%	37%	30%	22%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09		3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$13.900	$11.150		$ 6.760		$11.280		$14.070	$14.340

Income (loss) from investment operations:
Net investment loss[2]	(0.084)	(0.149)		(0.123)		(0.092)		(0.177)	(0.155)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.835)	2.899		4.513		(4.428)		(1.952)	0.188
Total from investment operations	(2.919)	2.750		4.390		(4.520)		(2.129)	0.033

Less dividends and distributions from:
Net realized gain on investments	(0.121)	—		—		—		(0.651)	(0.303)
Return of capital	—	—		—		—		(0.010)	—
Total dividends and distributions	(0.121)	—		—		—		(0.661)	(0.303)

Net asset value, end of period	$10.860	$13.900		$11.150		$ 6.760		$11.280	$14.070

Total return[3]	(21.14% )	24.66%		64.94%		(40.07%	)	(15.96% )	0.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,976	$6,866		$6,736		$4,814		$9,282	$12,088
Ratio of expenses to average net assets	1.90%	1.90%		1.90%		1.90%		1.92%	1.95%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.05%	2.07%		2.10%		2.26%		2.11%	2.32%
Ratio of net investment loss to average net assets	(1.28% )	(1.29%	)	(1.30%	)	(0.96%	)	(1.27% )	(1.15% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.43% )	(1.46%	)	(1.50%	)	(1.32%	)	(1.46% )	(1.52% )
Portfolio turnover	40%	86%		100%		119%		46%	46%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       71

Financial highlights

Optimum Small-Mid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09		3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$13.200	$10.660		$ 6.510		$10.930		$13.750	$14.110

Income (loss) from investment operations:
Net investment loss[2]	(0.120)	(0.213)		(0.179)		(0.152)		(0.265)	(0.240)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.679)	2.753		4.329		(4.268)		(1.894)	0.183
Total from investment operations	(2.799)	2.540		4.150		(4.420)		(2.159)	(0.057)

Less dividends and distributions from:
Net realized gain on investments	(0.121)	—		—		—		(0.651)	(0.303)
Return of capital	—	—		—		—		(0.010)	—
Total dividends and distributions	(0.121)	—		—		—		(0.661)	(0.303)

Net asset value, end of period	$10.280	$13.200		$10.660		$ 6.510		$10.930	$13.750

Total return[3]	(21.36% )	23.83%		63.75%		(40.44%	)	(16.56% )	(0.27% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$740	$1,063		$1,143		$807		$1,620	$2,187
Ratio of expenses to average net assets	2.55%	2.55%		2.55%		2.55%		2.57%	2.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.70%	2.72%		2.75%		2.91%		2.76%	2.97%
Ratio of net investment loss to average net assets	(1.93% )	(1.94%	)	(1.95%	)	(1.61%	)	(1.92% )	(1.80% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(2.08% )	(2.11%	)	(2.15%	)	(1.97%	)	(2.11% )	(2.17% )
Portfolio turnover	40%	86%		100%		119%		46%	46%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09		3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$13.200	$10.660		$ 6.510		$10.930		$13.750	$14.110

Income (loss) from investment operations:
Net investment loss[2]	(0.120)	(0.213)		(0.179)		(0.152)		(0.264)	(0.240)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.689)	2.753		4.329		(4.268)		(1.895)	0.183
Total from investment operations	(2.809)	2.540		4.150		(4.420)		(2.159)	(0.057)

Less dividends and distributions from:
Net realized gain on investments	(0.121)	—		—		—		(0.651)	(0.303)
Return of capital	—	—		—		—		(0.010)	—
Total dividends and distributions	(0.121)	—		—		—		(0.661)	(0.303)

Net asset value, end of period	$10.270	$13.200		$10.660		$ 6.510		$10.930	$13.750

Total return[3]	(21.43% )	23.83%		63.75%		(40.44%	)	(16.56% )	(0.27% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,628	$24,337		$23,824		$16,863		$34,086	$40,324
Ratio of expenses to average net assets	2.55%	2.55%		2.55%		2.55%		2.57%	2.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.70%	2.72%		2.75%		2.91%		2.76%	2.97%
Ratio of net investment loss to average net assets	(1.93% )	(1.94%	)	(1.95%	)	(1.61%	)	(1.92% )	(1.80% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(2.08% )	(2.11%	)	(2.15%	)	(1.97%	)	(2.11% )	(2.17% )
Portfolio turnover	40%	86%		100%		119%		46%	46%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       73

Financial highlights

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09		3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$14.270	$11.410		$6.900		$11.470		$14.250	$14.470

Income (loss) from investment operations:
Net investment loss[2]	(0.062)	(0.112)		(0.091)		(0.059)		(0.128)	(0.108)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.917)	2.972		4.601		(4.511)		(1.991)	0.191
Total from investment operations	(2.979)	2.860		4.510		(4.570)		(2.119)	0.083

Less dividends and distributions from:
Net realized gain on investments	(0.121)	—		—		—		(0.651)	(0.303)
Return of capital	—	—		—		—		(0.010)	—
Total dividends and distributions	(0.121)	—		—		—		(0.661)	(0.303)

Net asset value, end of period	$11.170	$14.270		$11.410		$6.900		$11.470	$14.250

Total return[3]	(21.01% )	25.07%		65.36%		(39.84%	)	(15.68% )	0.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$248,024	$304,406		$204,843		$53,244		$90,614	$84,934
Ratio of expenses to average net assets	1.55%	1.55%		1.55%		1.55%		1.57%	1.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.70%	1.72%		1.75%		1.91%		1.76%	1.97%
Ratio of net investment loss to average net assets	(0.93% )	(0.94%	)	(0.95%	)	(0.61%	)	(0.92% )	(0.80% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.08% )	(1.11%	)	(1.15%	)	(0.97%	)	(1.11% )	(1.17% )
Portfolio turnover	40%	86%		100%		119%		46%	46%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$12.610	$10.070		$5.690		$10.380	$13.540	$13.590

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.033)	(0.062)		(0.027)		0.011	(0.025)	(0.020)
Net realized and unrealized gain (loss) on investments	(3.037)	2.602		4.407		(4.683)	(2.102)	0.759
Total from investment operations	(3.070)	2.540		4.380		(4.672)	(2.127)	0.739

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(0.018)	(1.033)	(0.789)
Total dividends and distributions	—	—		—		(0.018)	(1.033)	(0.789)

Net asset value, end of period	$9.540	$12.610		$10.070		$5.690	$10.380	$13.540

Total return[3]	(24.35% )	25.22%		76.98%		(45.09% )	(16.34% )	5.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,261	$6,102		$5,918		$4,045	$9,145	$12,721
Ratio of expenses to average net assets	1.80%	1.81%		1.82%		1.75%	1.76%	1.76%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.99%	2.00%		2.13%		2.22%	2.09%	2.32%
Ratio of net investment income (loss) to average net assets	(0.56% )	(0.59%	)	(0.32%	)	0.15%	(0.20% )	(0.16% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.75% )	(0.78%	)	(0.63%	)	(0.32% )	(0.53% )	(0.72% )
Portfolio turnover	16%	43%		40%		86%	53%	49%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       75

Financial highlights

Optimum Small-Mid Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$11.940	$9.590		$5.460		$10.030	$13.190	$13.350

Income (loss) from investment operations:
Net investment loss[2]	(0.067)	(0.123)		(0.077)		(0.042)	(0.102)	(0.101)
Net realized and unrealized gain (loss) on investments	(2.873)	2.473		4.207		(4.510)	(2.025)	0.730
Total from investment operations	(2.940)	2.350		4.130		(4.552)	(2.127)	0.629

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(0.018)	(1.033)	(0.789)
Total dividends and distributions	—	—		—		(0.018)	(1.033)	(0.789)

Net asset value, end of period	$9.000	$11.940		$9.590		$5.460	$10.030	$13.190

Total return[3]	(24.62% )	24.50%		75.64%		(45.47% )	(16.79% )	5.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$686	$1,038		$1,114		$731	$1,636	$2,239
Ratio of expenses to average net assets	2.45%	2.46%		2.47%		2.40%	2.41%	2.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.64%	2.65%		2.78%		2.87%	2.74%	2.97%
Ratio of net investment loss to average net assets	(1.21% )	(1.24%	)	(0.97%	)	(0.50% )	(0.85% )	(0.81% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.40% )	(1.43%	)	(1.28%	)	(0.97% )	(1.18% )	(1.37% )
Portfolio turnover	16%	43%		40%		86%	53%	49%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10		3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$11.930	$9.590		$5.460		$10.020	$13.190	$13.350

Income (loss) from investment operations:
Net investment loss[2]	(0.067)	(0.124)		(0.076)		(0.042)	(0.102)	(0.101)
Net realized and unrealized gain (loss) on investments	(2.863)	2.464		4.206		(4.500)	(2.035)	0.730
Total from investment operations	(2.930)	2.340		4.130		(4.542)	(2.137)	0.629

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(0.018)	(1.033)	(0.789)
Total dividends and distributions	—	—		—		(0.018)	(1.033)	(0.789)

Net asset value, end of period	$9.000	$11.930		$9.590		$5.460	$10.020	$13.190

Total return[3]	(24.56% )	24.40%		75.64%		(45.42% )	(16.79% )	5.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,984	$22,797		$22,163		$14,811	$32,891	$41,622
Ratio of expenses to average net assets	2.45%	2.46%		2.47%		2.40%	2.41%	2.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.64%	2.65%		2.78%		2.87%	2.74%	2.97%
Ratio of net investment loss to average net assets	(1.21% )	(1.24%	)	(0.97%	)	(0.50% )	(0.85% )	(0.81% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.40% )	(1.43%	)	(1.28%	)	(0.97% )	(1.18% )	(1.37% )
Portfolio turnover	16%	43%		40%		86%	53%	49%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       77

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/11[1]	3/31/11		3/31/10	3/31/09	3/31/08	3/31/07
	(Unaudited)
Net asset value, beginning of period	$12.960	$10.310		$5.820	$10.580	$13.720	$13.720

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)	(0.026)		0.002	0.041	0.018	0.025
Net realized and unrealized gain (loss) on investments	(3.128)	2.676		4.505	(4.783)	(2.125)	0.764
Total from investment operations	(3.140)	2.650		4.507	(4.742)	(2.107)	0.789

Less dividends and distributions from:
Net investment income	—	—		(0.008)	—	—	—
Net realized gain on investments	—	—		—	(0.018)	(1.033)	(0.789)
Return of capital	—	—		(0.009)	—	—	—
Total dividends and distributions	—	—		(0.017)	(0.018)	(1.033)	(0.789)

Net asset value, end of period	$9.820	$12.960		$10.310	$5.820	$10.580	$13.720

Total return[3]	(24.23% )	25.70%		77.56%	(44.90% )	(15.97% )	6.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$226,783	$274,495		$161,862	$58,173	$66,657	$71,387
Ratio of expenses to average net assets	1.45%	1.46%		1.47%	1.40%	1.41%	1.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.64%	1.65%		1.78%	1.87%	1.74%	1.97%
Ratio of net investment income (loss) to average net assets	(0.21% )	(0.24%	)	0.03%	0.50%	0.15%	0.19%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.40% )	(0.43%	)	(0.28% )	0.03%	(0.18% )	(0.37% )
Portfolio turnover	16%	43%		40%	86%	53%	49%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust
September 30, 2011 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to August 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Trust.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (March 31, 2008–March 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

(continues)       79

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 30, 2011.

To Be Announced Trades — Optimum Fixed Income Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Mortgage Dollar Rolls — Optimum Fixed Income Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales. These transactions will increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the estimated lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income, if any, annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended September 30, 2011.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended September 30, 2011, the Funds earned the following amounts under this agreement:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$192	$203	$211	$211	$207	$211

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisers, and to monitor the sub-advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Optimum Fixed Income Fund	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets over $1 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 million to $100 million
0.7800% of net assets from $100 million to $300 million
0.7650% of net assets from $300 million to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets from $500 million to $1 billion
0.7100% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets from $500 million to $1 billion
0.6675% of net assets from $1 billion to $1.5 billion
0.6475% of net assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

(continues)       81

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company LLC (PIMCO); Optimum International Fund – Mondrian Investment Partners Limited and BlackRock Advisors, LLC (BlackRock); Optimum Large Cap Growth Fund – Marsico Capital Management, LLC, T. Rowe Price Associates, Inc. (T. Rowe Price), and Fred Alger Management, Inc.; Optimum Large Cap Value Fund – Massachusetts Financial Services Company and Herndon Capital Management, LLC (Herndon); Optimum Small-Mid Cap Growth Fund – Columbia Wanger Asset Management, L.P. and Wellington Management Company, LLP (Wellington Management); Optimum Small-Mid Cap Value Fund – The Killen Group, Inc., Westwood Management Corp. (Westwood) and The Delafield Group, a division of Tocqueville Asset Management L.P.

For the six months ended September 30, 2011, DMC paid the following sub-advisory fees:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$640,670	$557,624	$1,535,172	$1,129,033	$1,217,591	$865,533

Effective July 29, 2011, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses for each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan and certain other expenses) from exceeding the specified percentages of average daily net assets through July 29, 2012 as shown below. These waivers and reimbursements may be terminated only by agreement of the manager and each Fund.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Effective July 29, 2011,
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.25%	1.22%	1.55%	1.43%

Effective July 29, 2010
through July 28, 2011
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.27%	1.23%	1.55%	1.45%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting oversight services to the Trust. For these services, the Trust pays DSC fees based on the aggregate daily net assets of the Trust at the following annual rate: 0.0050% of the first $3 billion; 0.0045% of the next $2 billion; 0.0040% of the next $2.5 billion; 0.0030% of the next $2.5 billion; and 0.0025% of aggregate average daily net assets in excess of $10 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Trust on a relative net asset value basis. For the six months ended September 30, 2011, each Fund was charged for these services as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$26,615	$7,070	$18,025	$17,160	$8,021	$7,253

DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board. For administrative services, each Fund pays DSC a fee at an annual rate (plus out-of-pocket expenses) of 0.165% of assets up to $500 million of the Funds’ average daily net assets; 0.140% of assets from $500 million to $1 billion; and 0.115% of assets over $1 billion. DSC also serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund. Prior to July 18, 2011, for these services, the Trust paid DSC a fee at an annual rate of 0.235% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses. Effective July 18, 2011, for these services, the Trust pays DSC a fee at an annual rate of 0.225% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. Institutional Class shares pay no distribution expenses.

At September 30, 2011, each Fund had receivables due from and/or liabilities payable to affiliates as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment management
fee payable to DMC	$(448,842)	$(127,259)	$(389,914)	$(330,644)	$(226,245)	$(171,200)
Dividend disbursing, transfer agent and fund
accounting oversight fees, administration
fees and other expenses payable to DSC	(351,079)	(84,938)	(214,673)	(204,322)	(93,392)	(84,948)
Distribution fees payable to DDLP	(146,059)	(30,345)	(100,512)	(94,298)	(17,847)	(16,089)
Other expenses receivable from (payable to)
DMC and affiliates*	(457)	727	6,028	5,693	1,694	1,381

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

For the six months ended September 30, 2011, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$10,245	$2,256	$7,167	$6,496	$1,159	$974

For the six months ended September 30, 2011, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Class A	$0	$0	$0	$0	$0	$0
Class B	1,454	819	2,319	2,179	376	402
Class C	6,907	1,492	4,242	4,207	716	655

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Purchases other than U.S. government securities	$724,671,685	$108,018,689	$320,845,368	$262,552,447	$133,602,708	$77,833,100
Purchases of U.S. government securities	351,147,443	—	—	—	—	—
Sales other than U.S. government securities	708,968,217	73,849,119	341,536,784	249,231,242	127,515,335	41,905,047
Sales of U.S. government securities	332,197,832	—	—	—	—	—

(continues)       83

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

At September 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Cost of investments	$1,145,601,179	$313,710,960	$672,147,545	$720,510,830	$342,557,904	$313,622,490
Aggregate unrealized appreciation	$43,617,396	$14,715,504	$71,797,548	$40,407,814	$31,677,146	$14,952,167
Aggregate unrealized depreciation	(32,833,655)	(55,218,709)	(72,403,777)	(78,179,802)	(37,438,063)	(37,606,078)
Net unrealized appreciation (depreciation)	$10,783,741	$(40,503,205)	$(606,229)	$(37,771,988)	$(5,760,917)	$(22,653,911)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of Optimum Fixed Income Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$273,896,505	$332,508	$274,229,013
Corporate Debt	2,297,899	433,737,440	1,981,140	438,016,479
Foreign Debt	—	149,053,923	7,922,111	156,976,034
Municipal Bonds	—	8,355,213	—	8,355,213
U.S. Treasury Obligations	—	89,229,801	—	89,229,801
Other	479,002	1,494,017	4	1,973,023
Short-Term Investments	40,911,399	117,320,438	—	158,231,837
Securities Lending Collateral	—	29,373,520	—	29,373,520
Total	$43,688,300	$1,102,460,857	$10,235,763	$1,156,384,920

Foreign Currency Exchange Contracts	$—	$2,165,813	$—	$2,165,813
Futures Contracts	$3,449,891	$—	$—	$3,449,891
Swap Contracts	$—	$1,844,466	$—	$1,844,466

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Optimum Fixed Income Fund
	Agency, Asset- &
	Mortgage-Backed	Corporate	Foreign
	Securities	Debt	Debt	Other	Total
Balance as of 3/31/11	$4,530,991	$39,344	$9,310,911	$4	$13,881,250
Net realized gain	16,461	—	—	—	16,461
Purchases	—	2,001,171	53,951	—	2,055,122
Sales	(91,729)	—	—	(9,336)	(101,065)
Transfers out of Level 3	(4,266,213)	—	(648,704)	—	(4,914,917)
Net unrealized appreciation/depreciation	142,998	(59,375)	(794,047)	9,336	(701,088)
Balance as of 9/30/11	$332,508	$1,981,140	$7,922,111	$4	$10,235,763
Net change in unrealized appreciation/
depreciation from investments still held as of 9/30/11	$(17,731)	$(315)	$(730,405)	$9,336	$(739,115)

The following table summarizes the valuation of Optimum International Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$20,049,595	$223,979,624	$ —	$244,029,219
Exchange-Traded Fund	1,952,416	—	—	1,952,416
Preferred Stock	1,437,519	823,654	—	2,261,173
Short-Term Investments	1,918,481	2,147,073	—	4,065,554
Securities Lending Collateral	—	20,899,393	—	20,899,393
Total	$25,358,011	$247,849,744	$ —	$273,207,755

Foreign Currency Exchange Contracts	$—	$248,279	$ —	$248,279

As a result of utilizing international fair value pricing at September 30, 2011, the majority of the Optimum International Fund portfolio was categorized as Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Optimum International Fund
Common
Stock
Balance as of 3/31/11	$86,855
Sales	(104,038)
Net realized gain	23,708
Net change in unrealized appreciation/depreciation	(6,525)
Balance as of 9/30/11	$—
Net change in unrealized appreciation/
depreciation from investments still held as of 9/30/11	$—

The following table summarizes the valuation of Optimum Large Cap Growth Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$588,290,698	$13,537,656	$2,134,852	$603,963,206
Preferred Stock	1,063,209	—	253,088	1,316,297
Convertible Bond	—	249,795	—	249,795
Exchange-Traded Fund	1,283,610	—	—	1,283,610
Short-Term Investments	10,816,089	11,005,278	—	21,821,367
Securities Lending Collateral	—	42,907,041	—	42,907,041
Total	$601,453,606	$67,699,770	$2,387,940	$671,541,316

Foreign Currency Exchange Contracts	$—	$643	$—	$643

(continues)       85

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Optimum Large Cap Growth Fund
	Common	Preferred
	Stock	Stock	Total
Balance as of 3/31/11	$867,695	$—	$867,695
Purchases	1,127,501	253,088	1,380,589
Net change in unrealized appreciation/depreciation	139,656	—	139,656
Balance as of 9/30/11	$2,134,852	$253,088	$2,387,940
Net change in unrealized appreciation/
depreciation from investments still held as of 9/30/11	$139,656	$—	$139,656

The following table summarizes the valuation of Optimum Large Cap Value Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$584,123,961	$14,952,537	$—	$599,076,498
Convertible Preferred Stock	—	546,351	—	546,351
Short-Term Investments	6,259,582	4,078,712	—	10,338,294
Securities Lending Collateral	—	72,777,699	—	72,777,699
Total	$590,383,543	$92,355,299	$—	$682,738,842

Foreign Currency Exchange Contracts	$—	$1,177	$—	$1,177

The following table summarizes the valuation of Optimum Small-Mid Cap Growth Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$259,703,670	$3,751,927	$—	$263,455,597
Short-Term Investments	4,658,251	3,308,107	—	7,966,358
Securities Lending Collateral	—	65,375,032	—	65,375,032
Total	$264,361,921	$72,435,066	$—	$336,796,987

Foreign Currency Exchange Contract	$—	$1,615	$—	$1,615

The following table summarizes the valuation of Optimum Small-Mid Cap Value Fund’s investments by fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$232,191,555	$—	$—	$232,191,555
Short-Term Investments	8,622,623	7,612,187	—	16,234,810
Securities Lending Collateral	—	42,542,214	—	42,542,214
Total	$240,814,178	$50,154,401	$—	$290,968,579

The values of Level 3 securities for Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund were zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended September 30, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $4,914,917 for the Optimum Fixed Income Fund. These were due to the Fund’s pricing vendor being able to supply a matrix price for investments that had been utilizing broker quoted prices.

During the six months ended September 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period.

During the six months ended September 30, 2011, there were no transfers between Level 1 investments and Level 3 investments that had a material impact to the Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2011 and the year ended March 31, 2011 was as follows:

Six Months Ended September 30, 2011*

	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Small-Mid Cap
	Fund	Fund	Value Fund	Growth Fund
Ordinary income	$14,332,952	$3,306,179	$6,049,802	$—
Long-term capital gains	—	—	—	2,958,294
Total	$14,332,952	$3,306,179	$6,049,802	$2,958,294

Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not make any distributions during the six months ended September 30, 2011.

Year Ended March 31, 2011

	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap
	Fund	Fund	Value Fund
Ordinary income	$36,247,412	$3,209,203	$8,703,654

Optimum Large Cap Growth Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not make any distributions during the year ended March 31, 2011.

*Tax information for the six months ended September 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)       87

Notes to financial statements

Optimum Fund Trust

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2011, the estimated components of net assets on a tax basis were as follows:

	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap
	Fund	Fund	Growth Fund
Share of beneficial interest	$1,076,477,674	$340,258,816	$711,019,379
Undistributed ordinary income	19,527,909	4,736,031	—
Capital loss carryforwards as of 3/31/11	(6,818,431)	(49,949,013)	(94,702,512)
Realized gains 4/1/11–9/30/11	20,819,590	513,468	16,938,558
Other temporary differences	(3,293,804)		—
Unrealized appreciation (depreciation) of investments and foreign currencies	19,576,287	(40,363,695)	(556,858)
Net assets	$1,126,289,225	$255,195,607	$632,698,567

	Optimum	Optimum	Optimum
	Large Cap	Small-Mid Cap	Small-Mid Cap
	Value Fund	Growth Fund	Value Fund
Share of beneficial interest	$790,194,475	$265,131,224	$268,500,378
Undistributed ordinary income	4,334,605	883,594	—
Realized gains 4/1/11–9/30/11	10,639,029	—	11,815,852
Capital loss carryforwards as of 3/31/11	(157,133,037)	—	(9,947,941)
Undistributed long-term capital gains	—	11,114,234	—
Unrealized depreciation of investments and foreign currencies	(37,743,522)	(5,760,593)	(22,653,911)
Net assets	$610,291,550	$271,368,459	$247,714,378

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of foreign currency exchange contracts, mark-to-market of futures contracts, tax recognition of unrealized gain on passive foreign investment companies, tax treatment of contingent payment on debt instruments, return of capital on investments and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions and paydown gains (losses) of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Undistributed (accumulated) net
investment income (loss)	$1,072,843	$500,695	$1,125,515	$11,874	$1,717,644	419,120
Accumulated net realized gain (loss)	(1,072,843)	(500,695)	49,316	(11,874)	(1,717,644)	—
Paid-in capital	—	—	(1,174,831)	—	—	(419,120)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2011 will expire as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum
Year of	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap
Expiration	Fund	Fund	Growth Fund	Value Fund	Value Fund
3/31/17	$6,818,431	$—	$14,873,143	$38,104,901	$—
3/31/18	—	49,949,013	79,829,369	119,028,136	9,947,941
Total	$6,818,431	$49,949,013	$94,702,512	$157,133,037	$9,947,941

For the six months ended September 30, 2011, each Fund had the following capital gains, which may reduce capital loss carryforwards.

Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Value Fund
$20,819,590	$513,468	$16,938,558	$10,639,029	$11,815,852

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap
	Fund		Fund		Growth Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/11	3/31/11	9/30/11	3/31/11	9/30/11	3/31/11
Shares sold:
Class A	329,278	668,845	39,143	98,203	125,835	263,299
Class B	8,357	14,845	92	1,265	98	2,753
Class C	1,029,075	2,198,457	130,072	257,286	356,056	747,705
Institutional Class	19,564,854	32,665,979	4,778,075	9,197,950	6,888,660	14,150,435
	20,931,564	35,548,126	4,947,382	9,554,704	7,370,649	15,164,192

Shares issued upon reinvestment of
dividends and distributions:
Class A	51,798	165,039	9,501	19,005	—	—
Class B	5,132	17,942	638	2,229	—	—
Class C	188,190	580,410	14,205	44,652	—	—
Institutional Class	1,197,448	3,024,744	271,508	284,807	—	—
	1,442,568	3,788,135	295,852	350,693	—	—

Shares repurchased:
Class A	(490,165)	(1,064,216)	(108,626)	(287,128)	(310,563)	(828,938)
Class B	(56,660)	(140,744)	(19,701)	(54,889)	(51,434)	(149,964)
Class C	(1,791,093)	(4,377,419)	(374,212)	(951,575)	(1,141,104)	(2,882,603)
Institutional Class	(9,155,416)	(15,164,664)	(2,185,748)	(3,461,623)	(6,448,405)	(17,038,995)
	(11,493,334)	(20,747,043)	(2,688,287)	(4,755,215)	(7,951,506)	(20,900,500)
Net increase (decrease)	10,880,798	18,589,218	2,554,947	5,150,182	(580,857)	(5,736,308)

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Notes to financial statements

Optimum Fund Trust

6. Capital Shares (continued)

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/11	3/31/11	9/30/11	3/31/11	9/30/11	3/31/11
Shares sold:
Class A	138,936	370,267	18,278	44,155	15,457	40,638
Class B	153	2,052	76	575	119	28
Class C	379,844	786,822	55,605	123,804	71,458	134,424
Institutional Class	7,883,070	15,358,661	3,776,210	8,456,356	4,383,584	9,084,213
	8,402,003	16,517,802	3,850,169	8,624,890	4,470,618	9,259,303
Shares issued upon reinvestment of
dividends and distributions:
Class A	21,647	43,343	4,424	—	—	—
Class B	604	4,041	739	—	—	—
Class C	14,762	88,937	17,350	—	—	—
Institutional Class	517,001	814,457	197,235	—	—	—
	554,014	950,778	219,748	—	—	—
Shares repurchased:
Class A	(318,019)	(826,246)	(58,612)	(154,171)	(52,621)	(144,619)
Class B	(53,654)	(148,015)	(9,396)	(27,258)	(10,803)	(29,222)
Class C	(1,119,940)	(2,870,932)	(201,513)	(515,098)	(205,342)	(535,392)
Institutional Class	(6,335,148)	(15,357,080)	(3,111,463)	(5,077,250)	(2,471,191)	(3,600,939)
	(7,826,761)	(19,202,273)	(3,380,984)	(5,773,777)	(2,739,957)	(4,310,172)
Net increase (decrease)	1,129,256	(1,733,693)	688,933	2,851,113	1,730,661	4,949,131

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund and Optimum International Fund may use futures in the normal course of pursuing their investment objectives. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Optimum International Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended September 30, 2011, Optimum Fixed Income Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended September 30, 2011 for Optimum Fixed Income Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2011	—	$—
Options written	16	3,678
Options terminated in closing purchase transactions	(16)	(3,678)
Options outstanding at September 30, 2011	—	$—

Swap Contracts — Optimum Fixed Income Fund enters into interest rate swap contracts, index swap contracts, inflations swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(continues)       91

Notes to financial statements

Optimum Fund Trust

7. Derivatives (continued)

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2011, the net unrealized appreciation of CDS contracts was $829,708. If a credit event had occurred for all swap transactions where collateral posting was required as of September 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received EUR 15,636,000 and USD 45,150,000 less the value of the contracts’ related reference obligations. The Fund received $5,621,000 in securities collateral and $4,000,000 in cash collateral for open swap contracts.

As disclosed in the footnotes to the statements of net assets, at September 30, 2011, the notional value of the protection sold was $8,485,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2011, the net unrealized depreciation of the protection sold was $345,105.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of September 30, 2011 were as follows:

	Optimum Fixed Income Fund
	Asset Derivatives			Liability Derivatives
	Statements of			Statements of
	Assets and Liabilities	Fair Value		Assets and Liabilities	Fair Value
Forward currency exchange contracts				Unrealized loss on
(Foreign currency exchange contracts)	Unrealized gain on foreign			foreign currency
	currency exchange contracts	$2,258,668		exchange contracts	$(92,855)

Interest rate contracts (Futures contracts)	Variation margin receivable on			Variation margin payable
	futures contracts	3,449,891	*	on futures contracts	—

Credit and Interest rate contracts (Swap contracts)	Unrealized gain on CDS			Unrealized loss on CDS
	contracts and interest rate			contracts and interest rate
	swap contracts	1,963,736		swap contracts	(119,270)

Total		$7,672,295			$(212,125)

*	Includes cumulative appreciation of futures contracts from the date the contracts were opened through September 30, 2011. Only current day variation margin is reported on the Fund’s statements of assets and liabilities.

The effect of derivative instruments on the statements of operations for the six months ended September 30, 2011 was as follows:

	Optimum Fixed Income Fund
			Change in Unrealized
		Realized Gain or	Appreciation
	Location of Gain or Loss on	Loss on Derivatives	(Depreciation) on Derivatives
	Derivatives Recognized in Income	Recognized in Income	Recognized in Income
Forward currency exchange contracts	Net realized loss on foreign
(Foreign currency exchange contracts)	currency exchange contracts
	and net change in unrealized
	appreciation/depreciation
	of investments and foreign
	currencies	$(776,417)	$3,465,786

Interest rate contracts (Written options)	Net realized loss on written
	options and net change in
	unrealized appreciation/
	depreciation of investments and
	foreign currencies	(11,144)	—

Interest rate contracts (Futures contracts)	Net realized gain on futures
	contracts and net change
	in unrealized appreciation/
	depreciation of investments and
	foreign currencies	7,188,508	3,416,216

Credit and Interest rate contracts (Swap contracts)	Net realized gain on swap
	contracts and net change
	in unrealized appreciation/
	depreciation of investments and
	foreign currencies	1,945,290	1,840,189

Total		$8,346,237	$8,722,191

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity during the six months ended September 30, 2011.

(continues)       93

Notes to financial statements

Optimum Fund Trust

8. Securities Lending

Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Funds’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2011, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which the Funds received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Values of securities on loan	$84,020,275	$19,858,363	$41,123,187	$70,947,228	$63,651,298	$40,711,471
Values of invested collateral	29,373,520	20,899,393	42,907,041	72,777,699	65,375,032	42,542,214
Cash collateral	30,588,367	21,528,082	43,929,312	73,790,038	65,868,575	42,797,904
Non-cash collateral	52,353,519	—	—	618,774	1,501,352	—

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Optimum Fixed Income Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s or lower than Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2011. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2011 that would require recognition or disclosure in the Funds’ financial statements.

(continues)       95

Other Fund information
(Unaudited)

Optimum Fund Trust

Board Consideration of Sub-Advisory Agreement with Mondrian Investment Partners Limited at Meeting Held July 21, 2011

Mondrian Investment Partners Limited (“Mondrian”) has served as a sub-adviser to the Optimum International Fund (the “Fund”) since the Fund’s inception. On July 12, 2011, Mondrian management purchased the remaining minority interests of Mondrian held by funds sponsored by the private equity firm Hellman & Friedman (the “Transaction”). The Transaction constituted a “change of control” of Mondrian under applicable provisions of the Investment Company Act of 1940, and therefore, an “assignment” and automatic termination of the existing sub-advisory agreement between Delaware Management Company (“DMC”) and Mondrian. Consequently, at a special meeting held July 21, 2011, the Board of Trustees, including a majority of non-interested or independent Trustees, approved a new Sub-Advisory Agreement between DMC and Mondrian for the Fund. In reaching such decision, the Board considered and reviewed information about Mondrian, including: memoranda prepared by independent Trustees’ counsel and the Fund’s counsel outlining the Board’s responsibilities in approving the Sub-Advisory Agreement; information regarding Mondrian’s operations, structure, and policies; and a copy of the Sub-Advisory Agreement. In considering such material and information, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings some primary factors relevant to the Board’s determination that approval of the Sub-Advisory Agreement was in the best interest of the Fund and its shareholders.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by Mondrian, the Board specifically considered that the Sub-Advisory Agreement has materially the same provisions to those under the prior sub-advisory agreement between DMC and Mondrian. The Board reviewed materials provided by Mondrian regarding the experience and qualifications of personnel who will be responsible for managing Mondrian’s portion of the Fund, and placed weight on Mondrian’s past performance in managing the Fund. The Board also considered the benefits of providing consistency of portfolio management, and placed weight on Mondrian’s representation that there were no planned changes with respect to the Mondrian personnel who managed the Fund as a result of the Transaction. The Board was also satisfied with the adherence by Mondrian with the investment policies and restrictions of the Fund it advised, as well as their adherence to various compliance and other procedures, based on certificates and materials furnished at prior Board meetings and in connection with the approval of the Sub-Advisory Agreement. Based upon these considerations, the Board determined that the nature, extent and quality of the services to be provided by Mondrian under the Sub-Advisory Agreement were satisfactory.

Investment Performance. The Board placed significant emphasis on Mondrian’s prior investment performance on its sleeve of the Fund. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to Mondrian’s performance on its portion of the Fund relative to the Fund’s peers and benchmark, and the compatibility of its investment philosophy and methodology with BlackRock Advisors, LLC, which provides co-management sub-advisory services to the Fund. Based upon these considerations, the Board was satisfied with Mondrian’s overall investment performance. In addition, the Board placed weight on Mondrian’s representation that there are no planned changes with respect to the Mondrian personnel currently responsible for security selection and portfolio management of its portion of the Fund after the completion of the Transaction. Based upon these considerations, the Board determined that the performance of Mondrian on the Fund provides evidence of the high quality of portfolio management services expected to be provided by Mondrian under the Sub-Advisory Agreement.

Sub-Advisory Fee; Profitability; and Economies of Scale. The Board was provided with a description of fees to be charged by Mondrian under the Sub-Advisory Agreement for the Fund. The Board requested that further explanation be given as to the fees charged by Mondrian as compared to similar accounts, but noted that the fees under the Sub-Advisory Agreement were identical to those in the existing Mondrian sub-advisory agreement for the Fund. Trustees were also given information on the profitability of Mondrian in relation to the Fund. The Board noted that the fees payable to Mondrian for the investment sub-advisory services provided by it to the Fund would be paid out of the fee received by DMC in its role as investment manager. The Board also noted that the management fee paid by the Fund to DMC would stay the same, and that DMC’s profitability will not be impacted by the terms of the new Sub-Advisory Agreement. The investment management fees for the Fund contained breakpoints with the Fund’s asset size being at a high enough level to benefit from such breakpoints and, to the extent economies of scale may be realized in the management of the Fund, the Trustees believed such schedule of fees provided a sharing of benefits with the Fund and its shareholders. Based upon such facts, the Board believed that the fees to be charged by Mondrian under the Sub-Advisory Agreement were fair and reasonable in relation to the services being provided.

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 22, 2011

At a meeting held September 22, 2011, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and each of the six separate funds within the Optimum Fund Trust (the “Funds”), as well as continuation of Sub-Advisory Agreements between DMC and the following sub-advisers: Columbia Wanger Asset Management, LLC and Wellington Management Company, LLP (Optimum Small-Mid Cap Growth Fund); Delafield Group, a division of Tocqueville Asset Management, LP, Westwood Management Corp, and The Killen Group, Inc. (Optimum Small-Mid Cap Value Fund); Massachusetts Financial Services Company and Herndon Capital Management, LLC (Optimum Large Cap Value Fund); T. Rowe Price Associates, Inc., Marsico Capital Management, LLC, and Fred Alger Management, Inc. (Optimum Large Cap Growth Fund); Pacific Investment Management Company, LLC (Optimum Fixed Income Fund); and BlackRock Advisors, LLC (Optimum International Fund). The independent Trustees did not need to approve continuation of Sub-Advisory Agreement for Mondrian Investment Partners Limited because its selection as sub-adviser for the Optimum International Fund had been approved at a Board meeting held July 21, 2011.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the September 22, 2011 Board meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC) of the investment performance of each Fund and its sub-advisers, presentations given the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished by DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s) and describing relevant information about DMC; a description of fees charged by DMC and each sub-adviser showing them in each case to be competitive with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc. (“Lipper”) comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable (“Lipper Report”).

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the Investment Management Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the Investment Management Agreement and continuation of the related Sub-Advisory Agreements were in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

Nature, Extent and Quality of Services. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to analysis involved in the review of sub-adviser performance for each Fund, including the complementary nature of investment strategies adhered to, as well as the results and process followed in Management’s selection of new sub-advisers. Consideration was also given to the due diligence and attention given by management personnel of DMC in connection with monitoring and assisting in the successful transition of information technology systems to a new facility and platform following the 2010 acquisition of DMC and its affiliates by the Macquarie Group. The nature of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds. The Board was, however, satisfied with the adherence by each sub-adviser with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by sub-advisers’ portfolio managers and DMC reports of its discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ending June 30, 2011, as well as the three and five year periods ending that date. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Lipper Performance Universe for the one year period, and to be in the highest performing quintile of such Universe for each of the three and five year periods. The Board was satisfied with such comparative results.

Optimum International Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Performance Universe for the one year period and in the middle quintile of its Performance Universe for the three and five year periods. The Board believed such performance to be acceptable, noting that the Fund’s total return for the one year period was 30.45% and within 1% of the Performance Universe average for such period as shown in the Lipper Report.

Optimum Large Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second best performing quintile of its Lipper Performance Universe for the one year period, and in the middle performing quintile of such Universe for the three and five year periods. The Trustees found such comparative results to be satisfactory.

(continues)       97

Other Fund information
(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 22, 2011 (continued)

Optimum Large Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the highest performing quintile of its Lipper Performance Universe for the one and five year periods and in the second highest performing quintile of such Universe for the three year period. The Trustees were satisfied with such comparative performance.

Optimum Small-Mid Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the one and three year periods and in the lowest performing quintile of such Universe for the five year period. The Trustees were not satisfied with such comparative results, but believed that no immediate change or replacement of sub-advisers was necessary. In this respect, the Trustees were satisfied that Management was closely monitoring performance while noting that the Fund’s total return for the one and three year periods were 41.87% and 6.92%, respectively, and in each case within two percent of the Performance Universe average as shown in the Lipper Report.

Optimum Small-Mid Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the best performing quintile of its Lipper Performance Universe for the one year period, in the lowest performing quintile of such Universe for the three year period, and in the second lowest performing quintile of such Universe for the five year period. While intending to monitor future results, the Trustees noted the improvement in recent comparative performance as shown in the Lipper Report and believed that no immediate change or replacement of sub-advisers was necessary.

Comparative Expenses. Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including management fees, in comparison to a group of other multi-advised institutional funds constituting its appropriate Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each fund’s most recent annual report which reflects historical asset levels which may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report showed the actual total expenses of each Fund to be the highest or close to the highest in its respective Lipper Expense Group. The Trustees noted that DMC, since inception, had reimbursed expenses and waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts and to the extent each Fund had grown, that its level of expenses had declined. The Trustees had also previously discussed in detail the current expense waivers in effect for each Fund through July 29, 2012 in light of factors, including asset flows and levels in each Fund and the overall competitive universe in which the Funds compete. The Trustees also discussed efforts being taken by Management to reduce Fund expenses. In light of such considerations and factors and taking into account the nature of Fund operations and overall performance, the Trustees found the comparative expenses of each Fund to be acceptable.

DMC’s Profitability; Economies of Scale. Based on the size of each Fund and the reimbursement or waiver of expenses by DMC, as well as other profitability information furnished them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given information on profits being realized by the sub-advisers in relation to the services being provided to the Funds or in relation to the sub-adviser’s overall investment advisory business. The Board was also provided information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds such as soft dollar arrangements and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The Optimum Small-Mid Cap Growth Fund has a fixed investment management fee of 1.1% at all asset levels without breakpoints, but in view of the nature of this Fund and its asset level of approximately $300 Million at August 31, 2011, the Trustees believed that no meaningful economies of scale currently existed. The investment management fee and schedules for the Optimum Large Cap Growth Fund, the Optimum Large Cap Value Fund, and the Optimum International Fund contained breakpoints with each such Fund’s asset size being at a high enough level to benefit from such breakpoints. The investment management fee schedules of the Optimum Fixed Income Fund and the Optimum Small-Mid Cap Value Fund contain breakpoints, but the asset size of each Fund as of August 31, 2011 exceeded the last fee breakpoint under its respective investment management agreement. The Trustees intend to discuss with Management additional breakpoints for these Funds, but noted as previously stated, that actual fees and expenses charged the Funds were subject to expense waivers. In view of all these factors and considerations, the Trustees believed that to the extent economies of scale may be realized in the management of any of these Funds, that there is a sharing of benefits with the Fund and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Optimum Fund Trust (the Trust) effective May 27, 2010. At a meeting held on March 17, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ended March 31, 2011. During the fiscal years ended March 31, 2010 and 2009, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Robert J. Moore
Chief Financial Officer
LPL Financial LLC

J. Scott Coleman
Executive Vice President
Delaware Investments

Robert J. Christian
Private Investor

Nicholas D. Constan
Adjunct Professor —
University of Pennsylvania

Durant Adams Hunter
Principal — Ridgeway Partners

Stephen Paul Mullin
Senior Vice President — Econsult Corporation

Robert A. Rudell
Private Investor

Jon Edward Socolofsky
Private Investor

Affiliated officers

David F. Connor
Vice President,
Deputy General Counsel
and Secretary
Optimum Fund Trust
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Optimum Fund Trust
Philadelphia, PA

David P. O’Connor
Senior Vice President,
General Counsel
and Chief Legal Officer
Optimum Fund Trust
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 914-0278

For securities dealers
and financial institutions
representatives only
800 362-7500

Website
www.optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 914-0278; (ii) on the Funds’ website at www.optimummutualfunds.com; and (iii) on the SEC’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.optimummutualfunds.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/ J. SCOTT COLEMAN
By:	J. Scott Coleman
Title:	Chief Executive Officer
Date:	December 1, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. SCOTT COLEMAN
By:	J. Scott Coleman
Title:	Chief Executive Officer
Date:	December 1, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 1, 2011